                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summaries.......................................        4
NYLIAC Variable Annuity Separate Account - I (Non-Qualified
  Policies)
Statement of Assets and Liabilities.........................       20
Statement of Operations.....................................       24
Statement of Changes in Net Assets..........................       28
NYLIAC Variable Annuity Separate Account - II (Tax Qualified
  Policies)
Statement of Assets and Liabilities.........................       34
Statement of Operations.....................................       38
Statement of Changes in Net Assets..........................       42
NYLIAC Variable Annuity Separate Accounts - I & II
Notes to Financial Statements...............................       48
Report of Independent Auditors..............................       69
NYLIAC Variable Annuity Separate Account - III
Financial Statements........................................       71
Statement of Assets and Liabilities.........................       72
Statement of Operations.....................................       86
Statement of Changes in Net Assets..........................       94
Notes to Financial Statements...............................      106
Report of Independent Auditors..............................      168
NYLIAC Variable Annuity Separate Account - IV
Statement of Assets and Liabilities.........................      170
Statement of Operations.....................................      174
Statement of Changes in Net Assets..........................      178
Notes to Financial Statements...............................      182
Report of Independent Auditors..............................      195
MainStay VP Series Fund, Inc.
Chairman's Letter...........................................      M-1
Definition of Indices.......................................      M-2
Portfolio Managers' Commentaries............................      M-5
Directors and Officers......................................     M-66
Bond Portfolio - Initial and Service Class..................     M-70
Capital Appreciation Portfolio - Initial and Service
  Class.....................................................     M-76
Cash Management Portfolio...................................     M-81
Convertible Portfolio - Initial and Service Class...........     M-86
Equity Income - Initial and Service Class...................     M-94
Government Portfolio - Initial and Service Class............     M-98
Growth Equity Portfolio - Initial and Service Class.........    M-103
High Yield Corporate Bond Portfolio - Initial and Service
  Class.....................................................    M-108
Indexed Equity Portfolio - Initial and Service Class........    M-122
International Equity Portfolio - Initial and Service
  Class.....................................................    M-132
Mid Cap Core - Initial and Service Class....................    M-138
Mid Cap Growth - Initial and Service Class..................    M-146
Small Cap Growth - Initial and Service Class................    M-151
Total Return Portfolio - Initial and Service Class..........    M-156
Value Portfolio - Initial and Service Class.................    M-166
American Century Income & Growth Portfolio - Initial and
  Service Class.............................................    M-170
Dreyfus Large Company Value Portfolio - Initial and Service
  Class.....................................................    M-176
Eagle Asset Management Growth Equity Portfolio - Initial and
  Service Class.............................................    M-180
Lord Abbett Developing Growth Portfolio - Initial and
  Service Class.............................................    M-184
Notes to Financial Statements...............................    M-189
Report of Independent Auditors..............................    M-208
The Annual Reports for the Portfolios listed below follow:
Alger American Small Capitalization Portfolio - Class O and
  Class S Shares
Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth Portfolio - Initial Shares and
  Service Shares
Fidelity(R) Variable Insurance Products Fund Contrafund(R)
  Portfolio - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Equity Income
  Portfolio - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Mid Cap
  Portfolio - Service Class 2
Janus Aspen Series Balanced Portfolio - Institutional Shares
  and Service Shares
Janus Aspen Series Worldwide Growth
  Portfolio - Institutional Shares and Service Shares
MFS(R) Investors Trust Series Portfolio - Initial Class and
  Service Class
MFS(R) Research Series Portfolio - Initial Class and Service
  Class
T. Rowe Price Equity Income Portfolio and Portfolio - II
Van Kampen UIF Emerging Markets Equity Portfolio - Class I
  and Class II
Van Eck Worldwide Hard Assets Portfolio

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present the Annual Report for the LifeStages(R) variable annuities family of policies for the period ended December 31, 2003.

The year 2003 brought its share of turmoil and uncertainty, from terrorism and military conflicts to rising energy prices and the falling value of the U.S. dollar in world markets. Of course, there were encouraging signs too, with the equity markets turning positive for the first time since 1999. The Dow Jones Industrial Average (DJIA)(1), the NASDAQ Composite(2), and S&P(R) 500 Index(3) all finished the year with double-digit increases. And the Gross Domestic Product (GDP)(4) was up strongly at year-end.

Regardless of the challenges we face ahead, I want you to know that New York Life Insurance and Annuity Corporation (NYLIAC) and its parent company, New York Life Insurance Company, will be there to help you navigate through these uncertain times. Since we opened our doors for business in 1845, our values of financial strength, integrity and humanity have enabled us to grow and meet our obligations through history's ups and downs. Our commitment to your financial security has always been our top priority -- and you can be certain it will remain our top priority.

NYLIAC's LifeStages(R) variable annuities policies were designed to help you attain your long-term financial goals. They offer a variety of investment divisions(5) and features to assist you in developing a diverse and disciplined investment strategy to help you meet your objectives.

Please take an opportunity to review this Annual Report. It provides performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the investment divisions in your policy, and is an excellent source of information on the investment allocations you have chosen.

We sincerely value the trust you have placed in NYLIAC and New York Life. Rest assured, you can count on us to be there when you need us -- just as generations of Americans have been doing for more than a century and a half.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

January 2004

------------
(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price- weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and includes over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R) -- "Standard & Poor's 500 Composite Price Index(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

(4) Gross Domestic Product (GDP) is the monetary value of all goods and services produced by an economy over a specified period. It includes consumption, government purchases, investments and exports minus imports.

(5) The investment divisions offered through the NYLIAC's LifeStages(R) variable annuities are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE
SUMMARY(6) -- NON-QUALIFIED POLICIES
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- I
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS(6)                                         DATE       DATE(1)
EQUITY
------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       6/1/98
MainStay VP Growth Equity -- Initial Class                     1/23/84     12/15/93
MainStay VP Indexed Equity -- Initial Class                    1/29/93      1/29/93
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       6/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                    12/28/98       9/8/03
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
------------------------------------------------------------------------------------
EQUITY AND INCOME
------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       6/1/98
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       6/1/98
MainStay VP Equity Income -- Initial Class                      7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
Calvert Social Balanced                                         9/2/86       5/1/95
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98
------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93
MainStay VP Cash Management -- Current yield is (0.61)%(5)     1/29/93      1/29/93
MainStay VP Government -- Initial Class                        1/29/93      1/29/93
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses

                                                                 ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                  SINCE
                                                                                                INVESTMENT
                                                                1       3        5      10       DIVISION
INVESTMENT DIVISIONS(6)                                       YEAR    YEARS    YEARS   YEARS   INCEPTION(4)
EQUITY
-----------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class             25.36   (13.44)  (6.68)  5.72         6.92
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                       26.40    (9.64)   1.39    N/A         4.38
MainStay VP Growth Equity -- Initial Class                    24.74    (8.61)  (1.34)  8.63         8.90
MainStay VP Indexed Equity -- Initial Class                   26.54    (5.54)  (2.11)  9.27         9.15
MainStay VP International Equity -- Initial Class             28.32     0.91    0.99    N/A         4.96
MainStay VP Lord Abbett Developing Growth -- Initial Class    36.74    (4.29)  (1.78)   N/A        (1.51)
MainStay VP Mid Cap Core -- Initial Class                     33.75      N/A     N/A    N/A         3.62
MainStay VP Mid Cap Growth -- Initial Class                   42.91      N/A     N/A    N/A        (1.35)
MainStay VP Small Cap Growth -- Initial Class                 39.86      N/A     N/A    N/A        (1.66)
Alger American Small Capitalization -- Class O Shares         40.51   (10.71)  (6.24)  2.30        (1.93)
Dreyfus IP Technology Growth -- Initial Shares                49.01   (16.21)    N/A    N/A        (4.41)
Fidelity(R) VIP Contrafund(R) -- Initial Class                26.81    (0.57)   2.14    N/A         8.87
Fidelity(R) VIP Mid Cap -- Service Class 2                    36.47     4.90   17.44    N/A        12.38
Janus Aspen Series Worldwide Growth -- Institutional Shares   22.39   (11.68)  (1.41)  8.66         5.57
MFS(R) Research Series -- Initial Class                       23.10   (10.67)  (3.89)   N/A        (2.11)
Van Eck Worldwide Hard Assets                                 43.20     6.68    9.79   2.39         3.77
Van Kampen UIF Emerging Markets Equity -- Class I             47.74     7.03    7.28    N/A         0.62
-----------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-----------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                       27.03    (3.04)  (1.39)   N/A         0.61
MainStay VP Convertible -- Initial Class                      20.65     1.93    6.83    N/A         7.50
MainStay VP Dreyfus Large Company Value -- Initial Class      26.30    (3.22)   0.10    N/A         0.85
MainStay VP Equity Income -- Initial Class                    27.30      N/A     N/A    N/A         2.65
MainStay VP Total Return -- Initial Class                     18.13    (4.99)  (1.33)  6.13         6.84
MainStay VP Value -- Initial Class                            25.73    (0.98)   3.05    N/A         7.46
Calvert Social Balanced                                       17.78    (2.10)   0.12   6.29         6.60
Fidelity(R) VIP Equity-Income -- Initial Class                28.65    (0.35)   2.14   9.43         7.03
Janus Aspen Series Balanced -- Institutional Shares           12.58    (0.73)   3.39   10.25        9.42
MFS(R) Investors Trust Series -- Initial Class                20.57    (7.93)  (4.12)   N/A        (3.00)
T. Rowe Price Equity Income Portfolio                         23.88     2.09    3.99    N/A         3.80
-----------------------------------------------------------------------------------------------------------
INCOME
-----------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              3.17     6.34    4.86   5.18         5.13
MainStay VP Cash Management -- Current yield is (0.61)%(5)    (0.63)    0.63    2.00   2.81         2.68
MainStay VP Government -- Initial Class                        0.57     4.70    4.28   4.92         4.90
MainStay VP High Yield Corporate Bond -- Initial Class        34.61    11.98    7.76    N/A         8.77
-----------------------------------------------------------------------------------------------------------
                                                                 Negative numbers appear in parentheses

                                                                   ASSUMING CONTRACT SURRENDERED(%)(3)
                                                                                                  SINCE
                                                                                                INVESTMENT
                                                                1       3        5      10       DIVISION
INVESTMENT DIVISIONS(6)                                       YEAR    YEARS    YEARS   YEARS   INCEPTION(4)
EQUITY
-----------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class             17.46   (15.30)  (7.54)   5.72        6.92
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                       18.44   (11.58)   0.46     N/A        3.70
MainStay VP Growth Equity -- Initial Class                    16.88   (10.57)  (2.25)   8.63        8.90
MainStay VP Indexed Equity -- Initial Class                   18.57    (7.57)  (3.01)   9.27        9.15
MainStay VP International Equity -- Initial Class             20.24    (1.26)   0.06     N/A        4.85
MainStay VP Lord Abbett Developing Growth -- Initial Class    28.24    (6.34)  (2.68)    N/A       (2.16)
MainStay VP Mid Cap Core -- Initial Class                     25.32      N/A     N/A     N/A        0.91
MainStay VP Mid Cap Growth -- Initial Class                   34.41      N/A     N/A     N/A       (3.91)
MainStay VP Small Cap Growth -- Initial Class                 31.36      N/A     N/A     N/A       (4.26)
Alger American Small Capitalization -- Class O Shares         32.01   (12.63)  (7.10)   2.30       (2.18)
Dreyfus IP Technology Growth -- Initial Shares                40.51   (18.01)    N/A     N/A       (6.92)
Fidelity(R) VIP Contrafund(R) -- Initial Class                18.82    (2.71)   1.20     N/A        8.59
Fidelity(R) VIP Mid Cap -- Service Class 2                    27.97     2.65   16.53     N/A        5.30
Janus Aspen Series Worldwide Growth -- Institutional Shares   14.68   (13.57)  (2.32)   8.66        5.31
MFS(R) Research Series -- Initial Class                       15.34   (12.59)  (4.77)    N/A       (2.75)
Van Eck Worldwide Hard Assets                                 34.70     4.39    8.78    2.39        3.09
Van Kampen UIF Emerging Markets Equity -- Class I             39.24     4.74    6.30     N/A        0.36
-----------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-----------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                       19.03    (5.12)  (2.29)    N/A       (0.04)
MainStay VP Convertible -- Initial Class                      13.05    (0.26)   5.85     N/A        7.23
MainStay VP Dreyfus Large Company Value -- Initial Class      18.34    (5.30)  (0.82)    N/A        0.19
MainStay VP Equity Income -- Initial Class                    19.28      N/A     N/A     N/A       (0.01)
MainStay VP Total Return -- Initial Class                     10.69    (7.03)  (2.23)   6.13        6.84
MainStay VP Value -- Initial Class                            17.81    (3.10)   2.10     N/A        7.35
Calvert Social Balanced                                       10.36    (4.21)  (1.03)   6.29        6.49
Fidelity(R) VIP Equity-Income -- Initial Class                20.54    (2.49)   1.20    9.43        6.76
Janus Aspen Series Balanced -- Institutional Shares            5.48    (2.86)   2.44   10.25        9.15
MFS(R) Investors Trust Series -- Initial Class                12.97    (9.91)  (5.00)    N/A       (3.64)
T. Rowe Price Equity Income Portfolio                         16.08    (0.10)   3.03     N/A        3.12
-----------------------------------------------------------------------------------------------------------
INCOME
-----------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                             (3.33)    4.06    3.89    5.18        5.13
MainStay VP Cash Management -- Current yield is (0.61)%(5)    (6.89)   (1.53)   1.07    2.81        2.68
MainStay VP Government -- Initial Class                       (5.77)    2.45    3.33    4.92        4.90
MainStay VP High Yield Corporate Bond -- Initial Class        23.16     9.67    6.78     N/A        8.66
-----------------------------------------------------------------------------------------------------------

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.30%. A policy service fee, equal to the lesser of $30 or 2% of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $10,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $10,000. You can access the most current performance information by logging onto www.newyorklife.com.

For more information, you should refer to your LifeStages(R) Flexible Premium Variable Annuity product prospectus and the LifeStages(R) variable annuities Funds Prospectus. These prospectuses contain more complete information regarding available features, charges and expenses, as well as the objectives and risk factors of the underlying investment options.

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account-I. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) The maximum contingent deferred sales charge for each withdrawal is 7%, declining to 1% by the 9th year after the initial premium payment, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(4) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(5) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of December 31, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(6) The performance shown is for the indicated classes/shares only. Sales of this version of the LifeStages(R) Flexible Premium Variable Annuity were discontinued. Another version of the product is available. Contact your NYLIFE Securities Registered Representative or call 1-800-598-2019 for more information.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Flexible Premium Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY(6) -- TAX QUALIFIED POLICIES
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- II
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

                                                                                       ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1
INVESTMENT DIVISIONS(6)                                         DATE       DATE(1)      YEAR
EQUITY
---------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93      1/29/93     25.36
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       6/1/98     26.40
MainStay VP Growth Equity -- Initial Class                     1/23/84     12/15/93     24.74
MainStay VP Indexed Equity -- Initial Class                    1/29/93      1/29/93     26.54
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95     28.32
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       6/1/98     36.74
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01     33.75
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01     42.91
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01     39.86
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96     40.51
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01     49.01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96     26.81
Fidelity(R) VIP Mid Cap -- Service Class 2                    12/28/98       9/8/03     36.47
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96     22.39
MFS(R) Research Series -- Initial Class                        7/26/95       6/1/98     23.10
Van Eck Worldwide Hard Assets                                   9/1/89       6/1/98     43.20
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96     47.74
---------------------------------------------------------------------------------------------
EQUITY AND INCOME
---------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       6/1/98     27.03
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96     20.65
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       6/1/98     26.30
MainStay VP Equity Income -- Initial Class                      7/2/01       7/6/01     27.30
MainStay VP Total Return -- Initial Class                      1/29/93      1/29/93     18.13
MainStay VP Value -- Initial Class                              5/1/95       5/1/95     25.73
Calvert Social Balanced                                         9/2/86       5/1/95     17.78
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96     28.65
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96     12.58
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       6/1/98     20.57
T. Rowe Price Equity Income Portfolio                          3/31/94       6/1/98     23.88
---------------------------------------------------------------------------------------------
INCOME
---------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84     12/15/93      3.17
MainStay VP Cash Management -- Current yield is (0.62)%(5)     1/29/93      1/29/93     (0.63)
MainStay VP Government -- Initial Class                        1/29/93      1/29/93      0.57
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95     34.61
---------------------------------------------------------------------------------------------
                                                                Negative numbers appear in
                                                                       parentheses.

                                                            ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                             SINCE
                                                                                           INVESTMENT
                                                                 3        5        10       DIVISION
INVESTMENT DIVISIONS(6)                                        YEARS    YEARS    YEARS    INCEPTION(4)
EQUITY
------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              (13.44)   (6.68)    5.72        6.92
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         (9.64)    1.39      N/A        4.55
MainStay VP Growth Equity -- Initial Class                      (8.61)   (1.34)    8.63        8.88
MainStay VP Indexed Equity -- Initial Class                     (5.54)   (2.11)    9.27        9.15
MainStay VP International Equity -- Initial Class                0.91     0.99      N/A        4.98
MainStay VP Lord Abbett Developing Growth -- Initial Class      (4.29)   (1.78)     N/A       (1.48)
MainStay VP Mid Cap Core -- Initial Class                         N/A      N/A      N/A        3.78
MainStay VP Mid Cap Growth -- Initial Class                       N/A      N/A      N/A       (0.63)
MainStay VP Small Cap Growth -- Initial Class                     N/A      N/A      N/A       (0.96)
Alger American Small Capitalization -- Class O Shares          (10.71)   (6.24)    2.30       (1.94)
Dreyfus IP Technology Growth -- Initial Shares                 (16.21)     N/A      N/A       (5.64)
Fidelity(R) VIP Contrafund(R) -- Initial Class                  (0.57)    2.14      N/A        8.60
Fidelity(R) VIP Mid Cap -- Service Class 2                       4.90    17.44      N/A       14.31
Janus Aspen Series Worldwide Growth -- Institutional Shares    (11.68)   (1.41)    8.66        5.59
MFS(R) Research Series -- Initial Class                        (10.67)   (3.89)     N/A       (2.32)
Van Eck Worldwide Hard Assets                                    6.68     9.79     2.39        4.06
Van Kampen UIF Emerging Markets Equity -- Class I                7.03     7.28      N/A        0.72
------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         (3.04)   (1.39)     N/A        0.61
MainStay VP Convertible -- Initial Class                         1.93     6.83      N/A        7.48
MainStay VP Dreyfus Large Company Value -- Initial Class        (3.22)    0.10      N/A        1.10
MainStay VP Equity Income -- Initial Class                        N/A      N/A      N/A        2.07
MainStay VP Total Return -- Initial Class                       (4.99)   (1.33)    6.13        6.84
MainStay VP Value -- Initial Class                              (0.98)    3.05      N/A        7.50
Calvert Social Balanced                                         (2.10)   (0.12)    6.29        6.62
Fidelity(R) VIP Equity-Income -- Initial Class                  (0.35)    2.14     9.43        6.93
Janus Aspen Series Balanced -- Institutional Shares             (0.73)    3.39    10.25        9.44
MFS(R) Investors Trust Series -- Initial Class                  (7.93)   (4.12)     N/A       (2.49)
T. Rowe Price Equity Income Portfolio                            2.09     3.99      N/A        3.95
------------------------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                                6.34     4.86     5.18        5.13
MainStay VP Cash Management -- Current yield is (0.62)%(5)       0.63     2.00     2.81        2.68
MainStay VP Government -- Initial Class                          4.70     4.28     4.92        4.90
MainStay VP High Yield Corporate Bond -- Initial Class          11.98     7.76      N/A        8.76
---------------------------------------------------------------------------------------------
                                                                      Negative numbers appear in
                                                                             parentheses.

                                                                    ASSUMING CONTRACT SURRENDERED(%)(3)
                                                                                                     SINCE
                                                                                                   INVESTMENT
                                                                1        3        5        10       DIVISION
INVESTMENT DIVISIONS(6)                                        YEAR    YEARS    YEARS    YEARS    INCEPTION(4)
EQUITY
--------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              17.46   (15.30)   (7.54)    5.72        6.92
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        18.44   (11.58)    0.46      N/A        3.86
MainStay VP Growth Equity -- Initial Class                     16.88   (10.57)   (2.25)    8.63        8.88
MainStay VP Indexed Equity -- Initial Class                    18.57    (7.57)   (3.01)    9.27        9.15
MainStay VP International Equity -- Initial Class              20.24    (1.26)    0.06      N/A        4.87
MainStay VP Lord Abbett Developing Growth -- Initial Class     28.24    (6.34)   (2.68)     N/A       (2.12)
MainStay VP Mid Cap Core -- Initial Class                      25.32      N/A      N/A      N/A        1.00
MainStay VP Mid Cap Growth -- Initial Class                    34.41      N/A      N/A      N/A       (3.29)
MainStay VP Small Cap Growth -- Initial Class                  31.36      N/A      N/A      N/A       (3.55)
Alger American Small Capitalization -- Class O Shares          32.01   (12.63)   (7.10)    2.30       (2.18)
Dreyfus IP Technology Growth -- Initial Shares                 40.51   (18.01)     N/A      N/A       (8.15)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 18.82    (2.71)    1.20      N/A        8.33
Fidelity(R) VIP Mid Cap -- Service Class 2                     27.97     2.65    16.53      N/A        7.11
Janus Aspen Series Worldwide Growth -- Institutional Shares    14.68   (13.57)   (2.32)    8.66        5.33
MFS(R) Research Series -- Initial Class                        15.34   (12.59)   (4.77)     N/A       (2.96)
Van Eck Worldwide Hard Assets                                  34.70     4.39     8.78     2.39        3.38
Van Kampen UIF Emerging Markets Equity -- Class I              39.24     4.74     6.30      N/A        0.47
--------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
--------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        19.03    (5.12)   (2.29)     N/A       (0.04)
MainStay VP Convertible -- Initial Class                       13.05    (0.26)    5.85      N/A        7.21
MainStay VP Dreyfus Large Company Value -- Initial Class       18.34    (5.30)   (0.82)     N/A        0.43
MainStay VP Equity Income -- Initial Class                     19.28      N/A      N/A      N/A       (0.60)
MainStay VP Total Return -- Initial Class                      10.69    (7.03)   (2.23)    6.13        6.84
MainStay VP Value -- Initial Class                             17.81    (3.10)    2.10      N/A        7.39
Calvert Social Balanced                                        10.36    (4.21)   (1.03)    6.29        6.50
Fidelity(R) VIP Equity-Income -- Initial Class                 20.54    (2.49)    1.20     9.43        6.66
Janus Aspen Series Balanced -- Institutional Shares             5.48    (2.86)    2.44    10.25        9.17
MFS(R) Investors Trust Series -- Initial Class                 12.97    (9.91)   (5.00)     N/A       (3.13)
T. Rowe Price Equity Income Portfolio                          16.08    (0.10)    3.03      N/A        3.27
--------------------------------------------------------------------------------------------------------------
INCOME
--------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              (3.33)    4.06     3.89     5.18        5.13
MainStay VP Cash Management -- Current yield is (0.62)%(5)     (6.89)   (1.53)    1.07     2.81        2.68
MainStay VP Government -- Initial Class                        (5.77)    2.45     3.33     4.92        4.90
MainStay VP High Yield Corporate Bond -- Initial Class         23.16     9.67     6.78      N/A        8.65
--------------------------------------------------------------------------------------------------------------

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.30%. A policy service fee, equal to the lesser of $30 or 2% of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $10,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $10,000. You can access the most current performance information by logging onto www.newyorklife.com.

For more information, you should refer to your LifeStages(R) Flexible Premium Variable Annuity product prospectus and the LifeStages(R) variable annuities Funds Prospectus. These prospectuses contain more complete information regarding available features, charges and expenses, as well as the objectives and risk factors of the underlying investment options.

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account-II. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) The maximum contingent deferred sales charge for each withdrawal is 7%, declining to 1% by the 9th year after the initial premium payment, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(4) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(5) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of December 31, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(6) The performance shown is for the indicated classes/shares only. Sales of this version of the LifeStages(R) Flexible Premium Variable Annuity were discontinued. Another version of the product is available. Contact your NYLIFE Securities Registered Representative or call 1-800-598-2019 for more information.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Flexible Premium Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

LIFESTAGES(R) VARIABLE ANNUITY PERFORMANCE SUMMARY(6)
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS(6)                                         DATE       DATE(1)
EQUITY
------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       5/1/98
MainStay VP Growth Equity -- Initial Class                     1/23/84       5/1/95
MainStay VP Indexed Equity -- Initial Class                    1/29/93       5/1/95
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       5/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                    12/28/98       9/8/03
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
------------------------------------------------------------------------------------
EQUITY AND INCOME
------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       5/1/98
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       5/1/98
MainStay VP Equity Income -- Initial Class                      7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
Calvert Social Balanced                                         9/2/86       5/1/95
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98
------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95
MainStay VP Cash Management -- Current yield is (0.71)%(5)     1/29/93       5/1/95
MainStay VP Government -- Initial Class                        1/29/93       5/1/95
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                  ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(6)                                        YEAR    YEARS    YEARS    YEARS   INCEPTION(4)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              25.23   (13.52)   (6.77)   5.62        5.80
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        26.28    (9.74)    1.28     N/A        3.93
MainStay VP Growth Equity -- Initial Class                     24.62    (8.70)   (1.44)   8.52        8.62
MainStay VP Indexed Equity -- Initial Class                    26.41    (5.63)   (2.20)   9.17        8.86
MainStay VP International Equity -- Initial Class              28.20     0.81     0.89     N/A        5.34
MainStay VP Lord Abbett Developing Growth -- Initial Class     36.60    (4.39)   (1.89)    N/A       (3.24)
MainStay VP Mid Cap Core -- Initial Class                      33.61      N/A      N/A     N/A        2.84
MainStay VP Mid Cap Growth -- Initial Class                    42.77      N/A      N/A     N/A       (3.53)
MainStay VP Small Cap Growth -- Initial Class                  39.72      N/A      N/A     N/A       (1.57)
Alger American Small Capitalization -- Class O Shares          40.37   (10.80)   (6.34)   2.20       (2.02)
Dreyfus IP Technology Growth -- Initial Shares                 48.86   (16.30)     N/A     N/A       (5.23)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 26.68    (0.67)    2.03     N/A        8.83
Fidelity(R) VIP Mid Cap -- Service Class 2                     36.33     4.79    17.32     N/A       12.68
Janus Aspen Series Worldwide Growth -- Institutional Shares    22.27   (11.76)   (1.51)   8.55        5.46
MFS(R) Research Series -- Initial Class                        22.97   (10.76)   (3.99)    N/A       (2.21)
Van Eck Worldwide Hard Assets                                  43.06     6.57     9.68    2.29        4.45
Van Kampen UIF Emerging Markets Equity -- Class I              47.59     6.92     7.18     N/A        0.62
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        26.91    (3.14)   (1.49)    N/A        0.12
MainStay VP Convertible -- Initial Class                       20.53     1.83     6.72     N/A        7.42
MainStay VP Dreyfus Large Company Value -- Initial Class       26.17    (3.32)   (0.01)    N/A        0.32
MainStay VP Equity Income -- Initial Class                     27.17      N/A      N/A     N/A        2.09
MainStay VP Total Return -- Initial Class                      18.01    (5.08)   (1.42)   6.03        6.38
MainStay VP Value -- Initial Class                             25.60    (1.08)    2.95     N/A        7.23
Calvert Social Balanced                                        17.66    (2.20)   (0.22)   6.18        6.17
Fidelity(R) VIP Equity-Income -- Initial Class                 28.52    (0.45)    2.04    9.32        6.79
Janus Aspen Series Balanced -- Institutional Shares            12.46    (0.83)    3.28   10.14        9.42
MFS(R) Investors Trust Series -- Initial Class                 20.45    (8.03)   (4.22)    N/A       (2.84)
T. Rowe Price Equity Income Portfolio                          23.76     1.99     3.88     N/A        3.70
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                               3.07     6.24     4.75    5.08        5.32
MainStay VP Cash Management -- Current yield is (0.71)%(5)     (0.73)    0.53     1.91    2.71        2.68
MainStay VP Government -- Initial Class                         0.47     4.60     4.19    4.82        4.97
MainStay VP High Yield Corporate Bond -- Initial Class         34.47    11.87     7.66     N/A        8.67
-------------------------------------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses.

                                                                    ASSUMING CONTRACT SURRENDERED(%)(3)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(6)                                        YEAR    YEARS    YEARS    YEARS   INCEPTION(4)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              18.23   (15.38)   (7.62)   5.62        5.80
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        19.28   (11.67)    0.35     N/A        3.33
MainStay VP Growth Equity -- Initial Class                     17.62   (10.66)   (2.35)   8.52        8.62
MainStay VP Indexed Equity -- Initial Class                    19.41    (7.66)   (3.10)   9.17        8.86
MainStay VP International Equity -- Initial Class              21.20    (1.36)   (0.03)    N/A        5.34
MainStay VP Lord Abbett Developing Growth -- Initial Class     29.60    (6.44)   (2.79)    N/A       (3.86)
MainStay VP Mid Cap Core -- Initial Class                      26.61      N/A      N/A     N/A        0.20
MainStay VP Mid Cap Growth -- Initial Class                    35.77      N/A      N/A     N/A       (6.01)
MainStay VP Small Cap Growth -- Initial Class                  32.72      N/A      N/A     N/A       (4.10)
Alger American Small Capitalization -- Class O Shares          33.37   (12.71)   (7.20)   2.20       (2.02)
Dreyfus IP Technology Growth -- Initial Shares                 41.86   (18.09)     N/A     N/A       (7.67)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 19.68    (2.81)    1.10     N/A        8.83
Fidelity(R) VIP Mid Cap -- Service Class 2                     29.33     2.62    16.79     N/A        5.68
Janus Aspen Series Worldwide Growth -- Institutional Shares    15.27   (13.66)   (2.41)   8.55        5.46
MFS(R) Research Series -- Initial Class                        15.97   (12.68)   (4.87)    N/A       (2.85)
Van Eck Worldwide Hard Assets                                  36.06     4.47     8.98    2.29        3.85
Van Kampen UIF Emerging Markets Equity -- Class I              40.59     4.84     6.41     N/A        0.62
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        19.91    (5.22)   -2.40     N/A       (0.52)
MainStay VP Convertible -- Initial Class                       13.53    (0.36)    5.94     N/A        7.42
MainStay VP Dreyfus Large Company Value -- Initial Class       19.17    (5.39)   (0.92)    N/A       (0.32)
MainStay VP Equity Income -- Initial Class                     20.17      N/A      N/A     N/A       (0.54)
MainStay VP Total Return -- Initial Class                      11.01    (7.12)   (2.33)   6.03        6.38
MainStay VP Value -- Initial Class                             18.60    (3.20)    2.05     N/A        7.23
Calvert Social Balanced                                        10.66    (4.30)   (1.13)   6.18        6.17
Fidelity(R) VIP Equity-Income -- Initial Class                 21.52    (2.59)    1.10    9.32        6.79
Janus Aspen Series Balanced -- Institutional Shares             5.46    (2.96)    2.39   10.14        9.42
MFS(R) Investors Trust Series -- Initial Class                 13.45   (10.00)   (5.09)    N/A       (3.48)
T. Rowe Price Equity Income Portfolio                          16.76    (0.20)    3.01     N/A        3.08
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              (3.42)    4.13     3.91    5.08        5.32
MainStay VP Cash Management -- Current yield is (0.71)%(5)     (6.99)   (1.63)    0.97    2.71        2.68
MainStay VP Government -- Initial Class                        (5.86)    2.42     3.32    4.82        4.97
MainStay VP High Yield Corporate Bond -- Initial Class         27.47     9.97     6.91     N/A        8.67
-------------------------------------------------------------------------------------------------------------

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.40%. A policy service fee, equal to the lesser of $30 or 2% of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $20,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $20,000. You can access the most current performance information by logging on to www.newyorklife.com.

For more information, you should refer to your LifeStages(R) Variable Annuity product prospectus and the LifeStages(R) variable annuities Funds Prospectus. These prospectuses contain more complete information regarding available features, charges and expenses, as well as the objectives and risk factors of the underlying investment divisions.

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) The maximum contingent deferred sales charge for each premium payment is 7%, declining to 4% by the 6th year after that premium payment has been in the policy, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(4) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(5) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of December 31, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(6) The performance shown is for the indicated classes/shares only. These classes/shares were discontinued for new sales June 1, 2003 (except for Fidelity(R) VIP Mid Cap-Service Class 2 which was added on September 8,
    2003). Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee (except for Calvert Social Balanced, MainStay VP Cash Management and Van Eck Worldwide Hard Assets). Performance for those new classes/shares would be lower than the returns shown due to the imposition of the 12b-1 fee. Contact your NYLIFE Securities Registered Representative or call 1-800-598-2019 for more information.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY PERFORMANCE SUMMARY(6) INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS(6)                                         DATE       DATE(1)
EQUITY
------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93       5/1/95
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98       5/1/98
MainStay VP Growth Equity -- Initial Class                     1/23/84       5/1/95
MainStay VP Indexed Equity -- Initial Class                    1/29/93       5/1/95
MainStay VP International Equity -- Initial Class               5/1/95       5/1/95
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98       5/1/98
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
Alger American Small Capitalization -- Class O Shares          9/21/88      10/1/96
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      10/1/96
Fidelity(R) VIP Mid Cap -- Service Class 2                    12/28/98       9/8/03
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      10/1/96
MFS(R) Research Series -- Initial Class                        7/26/95       5/1/98
Van Eck Worldwide Hard Assets                                   9/1/89       5/1/98
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      10/1/96
------------------------------------------------------------------------------------
EQUITY AND INCOME
------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98       5/1/98
MainStay VP Convertible -- Initial Class                       10/1/96      10/1/96
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98       5/1/98
MainStay VP Equity Income -- Initial Class                      7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93       5/1/95
MainStay VP Value -- Initial Class                              5/1/95       5/1/95
Calvert Social Balanced                                         9/2/86       5/1/95
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      10/1/96
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      10/1/96
MFS(R) Investors Trust Series -- Initial Class                 10/9/95       5/1/98
T. Rowe Price Equity Income Portfolio                          3/31/94       5/1/98
------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84       5/1/95
MainStay VP Cash Management -- Current yield is (0.71)%(5)     1/29/93       5/1/95
MainStay VP Government -- Initial Class                        1/29/93       5/1/95
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95       5/1/95
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                 ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                  SINCE
                                                                                                INVESTMENT
                                                                1       3        5      10       DIVISION
INVESTMENT DIVISIONS(6)                                       YEAR    YEARS    YEARS   YEARS   INCEPTION(4)
EQUITY
-----------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class             25.23   (13.52)  (6.77)   5.62        5.80
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                       26.28    (9.74)   1.28     N/A        3.93
MainStay VP Growth Equity -- Initial Class                    24.62    (8.70)  (1.44)   8.52        8.62
MainStay VP Indexed Equity -- Initial Class                   26.41    (5.63)  (2.20)   9.17        8.86
MainStay VP International Equity -- Initial Class             28.20     0.81    0.89     N/A        5.34
MainStay VP Lord Abbett Developing Growth -- Initial Class    36.60    (4.39)  (1.89)    N/A       (3.24)
MainStay VP Mid Cap Core -- Initial Class                     33.61      N/A     N/A     N/A        2.84
MainStay VP Mid Cap Growth -- Initial Class                   42.77      N/A     N/A     N/A       (3.53)
MainStay VP Small Cap Growth -- Initial Class                 39.72      N/A     N/A     N/A       (1.57)
Alger American Small Capitalization -- Class O Shares         40.37   (10.80)  (6.34)   2.20       (2.02)
Dreyfus IP Technology Growth -- Initial Shares                48.86   (16.30)    N/A     N/A       (5.23)
Fidelity(R) VIP Contrafund(R) -- Initial Class                26.68    (0.67)   2.03     N/A        8.83
Fidelity(R) VIP Mid Cap -- Service Class 2                    36.33     4.79   17.32     N/A       12.68
Janus Aspen Series Worldwide Growth -- Institutional Shares   22.27   (11.76)  (1.51)   8.55        5.46
MFS(R) Research Series -- Initial Class                       22.97   (10.76)  (3.99)    N/A       (2.21)
Van Eck Worldwide Hard Assets                                 43.06     6.57    9.68    2.29        4.45
Van Kampen UIF Emerging Markets Equity -- Class I             47.59     6.92    7.18     N/A        0.62
-----------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-----------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                       26.91    (3.14)  (1.49)    N/A        0.12
MainStay VP Convertible -- Initial Class                      20.53     1.83    6.72     N/A        7.42
MainStay VP Dreyfus Large Company Value -- Initial Class      26.17    (3.32)  (0.01)    N/A        0.32
MainStay VP Equity Income -- Initial Class                    27.17      N/A     N/A     N/A        2.09
MainStay VP Total Return -- Initial Class                     18.01    (5.08)  (1.42)   6.03        6.38
MainStay VP Value -- Initial Class                            25.60    (1.08)   2.95     N/A        7.23
Calvert Social Balanced                                       17.66    (2.20)  (0.22)   6.18        6.17
Fidelity(R) VIP Equity-Income -- Initial Class                28.52    (0.45)   2.04    9.32        6.79
Janus Aspen Series Balanced -- Institutional Shares           12.46    (0.83)   3.28   10.14        9.42
MFS(R) Investors Trust Series -- Initial Class                20.45    (8.03)  (4.22)    N/A       (2.84)
T. Rowe Price Equity Income Portfolio                         23.76     1.99    3.88     N/A        3.70
-----------------------------------------------------------------------------------------------------------
INCOME
-----------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              3.07     6.24    4.75    5.08        5.32
MainStay VP Cash Management -- Current yield is (0.71)%(5)    (0.73)    0.53    1.91    2.71        2.68
MainStay VP Government -- Initial Class                        0.47     4.60    4.19    4.82        4.97
MainStay VP High Yield Corporate Bond -- Initial Class        34.47    11.87    7.66     N/A        8.67
-----------------------------------------------------------------------------------------------------------
                                                                 Negative numbers appear in parentheses.

                                                                   ASSUMING CONTRACT SURRENDERED(%)(3)
                                                                                                  SINCE
                                                                                                INVESTMENT
                                                                1       3        5      10       DIVISION
INVESTMENT DIVISIONS(6)                                       YEAR    YEARS    YEARS   YEARS   INCEPTION(4)
EQUITY
-----------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class             17.34   (15.38)  (7.62)   5.62        5.69
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                       18.32   (11.67)   0.35     N/A        3.26
MainStay VP Growth Equity -- Initial Class                    16.76   (10.66)  (2.35)   8.52        8.51
MainStay VP Indexed Equity -- Initial Class                   18.45    (7.66)  (3.10)   9.17        8.75
MainStay VP International Equity -- Initial Class             20.12    (1.36)  (0.03)    N/A        5.22
MainStay VP Lord Abbett Developing Growth -- Initial Class    28.10    (6.44)  (2.79)    N/A       (3.86)
MainStay VP Mid Cap Core -- Initial Class                     25.20      N/A     N/A     N/A        0.20
MainStay VP Mid Cap Growth -- Initial Class                   34.27      N/A     N/A     N/A       (6.01)
MainStay VP Small Cap Growth -- Initial Class                 31.22      N/A     N/A     N/A       (4.10)
Alger American Small Capitalization -- Class O Shares         31.87   (12.71)  (7.20)   2.20       (2.27)
Dreyfus IP Technology Growth -- Initial Shares                40.36   (18.09)    N/A     N/A       (7.67)
Fidelity(R) VIP Contrafund(R) -- Initial Class                18.70    (2.81)   1.10     N/A        8.56
Fidelity(R) VIP Mid Cap -- Service Class 2                    27.83     2.54   16.41     N/A        5.59
Janus Aspen Series Worldwide Growth -- Institutional Shares   14.57   (13.66)  (2.41)   8.55        5.20
MFS(R) Research Series -- Initial Class                       15.23   (12.68)  (4.87)    N/A       (2.85)
Van Eck Worldwide Hard Assets                                 34.56     4.28    8.67    2.29        3.76
Van Kampen UIF Emerging Markets Equity -- Class I             39.09     4.63    6.19     N/A        0.37
-----------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-----------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                       18.91    (5.22)  (2.40)    N/A       (0.52)
MainStay VP Convertible -- Initial Class                      12.94    (0.36)   5.75     N/A        7.15
MainStay VP Dreyfus Large Company Value -- Initial Class      18.22    (5.39)  (0.92)    N/A       (0.32)
MainStay VP Equity Income -- Initial Class                    19.16      N/A     N/A     N/A       (0.54)
MainStay VP Total Return -- Initial Class                     10.58    (7.12)  (2.33)   6.03        6.26
MainStay VP Value -- Initial Class                            17.69    (3.20)   2.01     N/A        7.12
Calvert Social Balanced                                       10.25    (4.30)  (1.13)   6.18        6.06
Fidelity(R) VIP Equity-Income -- Initial Class                20.42    (2.59)   1.10    9.32        6.52
Janus Aspen Series Balanced -- Institutional Shares            5.38    (2.96)   2.34   10.14        9.15
MFS(R) Investors Trust Series -- Initial Class                12.86   (10.00)  (5.09)    N/A       (3.48)
T. Rowe Price Equity Income Portfolio                         15.96    (0.20)   2.93     N/A        3.02
-----------------------------------------------------------------------------------------------------------
INCOME
-----------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                             (3.42)    3.96    3.79    5.08        5.20
MainStay VP Cash Management -- Current yield is (0.71)%(5)    (6.99)   (1.63)   0.97    2.71        2.57
MainStay VP Government -- Initial Class                       (5.86)    2.35    3.23    4.82        4.86
MainStay VP High Yield Corporate Bond -- Initial Class        26.00     9.56    6.68     N/A        8.55
-----------------------------------------------------------------------------------------------------------

This version of the LifeStages(R) Flexible Premium Variable Annuity was first offered on October 1, 1999. Accordingly, performance figures for periods prior to that date reflect the historic performance of NYLIAC Variable Annuity Separate Account III, which reflects the same level of charges that apply to the LifeStages(R) Flexible Premium Variable Annuity.

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.40%. A policy service fee, equal to $30, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $20,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $20,000. You can access the most current performance information by logging onto www.newyorklife.com.

For more information, you should refer to your LifeStages(R) Flexible Premium Variable Annuity product prospectus and the LifeStages(R) variable annuities Funds Prospectus. These prospectuses contain more complete information regarding available features, charges and expenses, as well as the objectives and risk factors of the underlying investment options.

(1) Certain Portfolios existed prior to the date that they were added as an Investment Division of the NYLIAC Variable Annuity Separate Account III. The hypothetical performance of the Investment Divisions was derived from the performance of the corresponding Portfolios, modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) The maximum contingent deferred sales charge for each withdrawal is 7%, declining to 1% by the 9th year after the initial premium payment, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(4) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(5) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of December 31, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(6) The performance shown is for the indicated classes/shares only. These classes/shares were discontinued for new sales June 1, 2003 (except for Fidelity(R) Mid Cap -- Service Class 2 which was added on September 8,
    2003). Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management and Van Eck Worldwide Hard Assets). Performance for those new classes/shares would be lower than the returns shown due to the impositions of the 12b-1 fee. Contact your NYLIFE Securities Registered Representative or call 1-800-598-2019 for more information.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Flexible Premium Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

LIFESTAGES(R) ACCESS VARIABLE ANNUITY PERFORMANCE SUMMARY
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003(4)

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION      1        3        5       10
INVESTMENT DIVISIONS                                            DATE       DATE(1)      YEAR    YEARS    YEARS    YEARS
EQUITY
-----------------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93      3/13/00     25.04   (13.65)   (6.91)   5.46
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      3/13/00     26.09    (9.87)    1.14     N/A
MainStay VP Growth Equity -- Initial Class                     1/23/84      3/13/00     24.43    (8.84)   (1.59)   8.36
MainStay VP Indexed Equity -- Initial Class                    1/29/93      3/13/00     26.22    (5.78)   (2.35)   9.01
MainStay VP International Equity -- Initial Class               5/1/95      3/13/00     28.00     0.66     0.74     N/A
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      3/13/00     36.40    (4.53)   (2.03)    N/A
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01     33.41      N/A      N/A     N/A
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01     42.56      N/A      N/A     N/A
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01     39.51      N/A      N/A     N/A
Alger American Small Capitalization -- Class O Shares          9/21/88      3/13/00     40.16   (10.93)   (6.48)   2.05
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01     48.64   (16.42)     N/A     N/A
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      3/13/00     26.49    (0.82)    1.88     N/A
Fidelity(R) VIP Mid Cap -- Service Class 2                    12/28/98       9/8/03     36.13     4.63    17.14     N/A
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      3/13/00     22.09   (11.90)   (1.66)   8.39
MFS(R) Research Series -- Initial Class                        7/26/95      3/13/00     22.79   (10.90)   (4.13)    N/A
Van Eck Worldwide Hard Assets                                   9/1/89      3/13/00     42.85     6.41     9.51    2.14
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      3/13/00     47.37     6.77     7.02     N/A
-----------------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-----------------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      3/13/00     26.72    (3.29)   (1.63)    N/A
MainStay VP Convertible -- Initial Class                       10/1/96      3/13/00     20.35     1.68     6.57     N/A
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      3/13/00     25.98    (3.46)   (0.15)    N/A
MainStay VP Equity Income -- Initial Class                      7/2/01       7/6/01     26.98      N/A      N/A     N/A
MainStay VP Total Return -- Initial Class                      1/29/93      3/13/00     17.84    (5.23)   (1.57)   5.87
MainStay VP Value -- Initial Class                              5/1/95      3/13/00     25.41    (1.22)    2.80     N/A
Calvert Social Balanced                                         9/2/86      3/13/00     17.49    (2.35)   (0.37)   6.02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      3/13/00     28.33    (0.60)    1.89    9.16
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      3/13/00     12.30    (0.98)    3.13    9.98
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      3/13/00     20.27    (8.16)   (4.36)    N/A
T. Rowe Price Equity Income Portfolio                          3/31/94      3/13/00     23.57     1.83     3.73     N/A
-----------------------------------------------------------------------------------------------------------------------
INCOME
-----------------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84      3/13/00      2.92     6.08     4.60    4.92
MainStay VP Cash Management -- Current yield is (0.83)%(3)     1/29/93      3/13/00     (0.88)    0.37     1.75    2.56
MainStay VP Government -- Initial Class                        1/29/93      3/13/00      0.32     4.44     4.03    4.66
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      3/13/00     34.27    11.70     7.50     N/A
-----------------------------------------------------------------------------------------------------------------------
                                                                       Negative numbers appear in parentheses

                                                                 SINCE
                                                               INVESTMENT
                                                                DIVISION
INVESTMENT DIVISIONS                                          INCEPTION(2)
EQUITY
---------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class                (12.77)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                           (9.56)
MainStay VP Growth Equity -- Initial Class                        (9.15)
MainStay VP Indexed Equity -- Initial Class                       (6.43)
MainStay VP International Equity -- Initial Class                 (1.37)
MainStay VP Lord Abbett Developing Growth -- Initial Class        (6.53)
MainStay VP Mid Cap Core -- Initial Class                          8.27
MainStay VP Mid Cap Growth -- Initial Class                        7.10
MainStay VP Small Cap Growth -- Initial Class                     (0.56)
Alger American Small Capitalization -- Class O Shares            (13.01)
Dreyfus IP Technology Growth -- Initial Shares                     2.89
Fidelity(R) VIP Contrafund(R) -- Initial Class                    (0.87)
Fidelity(R) VIP Mid Cap -- Service Class 2                         1.69
Janus Aspen Series Worldwide Growth -- Institutional Shares      (12.14)
MFS(R) Research Series -- Initial Class                          (12.33)
Van Eck Worldwide Hard Assets                                      7.45
Van Kampen UIF Emerging Markets Equity -- Class I                 (7.78)
----------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-----------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                           (5.08)
MainStay VP Convertible -- Initial Class                          (1.43)
MainStay VP Dreyfus Large Company Value -- Initial Class          (1.67)
MainStay VP Equity Income -- Initial Class                         1.81
MainStay VP Total Return -- Initial Class                         (6.70)
MainStay VP Value -- Initial Class                                 1.77
Calvert Social Balanced                                           (3.86)
Fidelity(R) VIP Equity-Income -- Initial Class                     1.27
Janus Aspen Series Balanced -- Institutional Shares               (0.16)
MFS(R) Investors Trust Series -- Initial Class                    (7.64)
T. Rowe Price Equity Income Portfolio                              4.53
-----------------------------------------------------------------------------------------------------------------------
INCOME
-----------------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                                  6.97
MainStay VP Cash Management -- Current yield is (0.83)%(3)         1.05
MainStay VP Government -- Initial Class                            5.62
MainStay VP High Yield Corporate Bond -- Initial Class             7.51
-----------------------------------------------------------------------------------------------------------------------
                                                                Negative
                                                                numbers
                                                               appear in
                                                              parentheses

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.55%. A policy service fee of $40 is not included in these charges but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $50,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less than $50,000. You can access the most current performance information by logging on to www.newyorklife.com.

For more information, you should refer to your LifeStages(R) Access Variable Annuity product prospectus and the LifeStages(R) variable annuities Funds Prospectus. These prospectuses contain more complete information regarding available features, charges and expenses, as well as the objectives and risk factors of the underlying investment divisions.

(1) The LifeStages(R) Access Variable Annuity was first offered for sale on May 19, 2000. Each of the Portfolios and Investment Divisions, with the exception of the MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Small Cap Growth and MainStay VP Equity Income, existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(3) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of December 31, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(4) No contingent deferred sales charges are assessed under the LifeStages(R) Access Variable Annuity. Therefore, the values shown are applicable if the policy is surrendered or not surrendered. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Access Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

The LifeStages(R) Access Variable Annuity is no longer available for sale.

LIFESTAGES(R) PREMIUM PLUS VARIABLE ANNUITY PERFORMANCE SUMMARY(6) INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS(6)                                         DATE       DATE(1)
EQUITY
------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93      7/10/00
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      7/10/00
MainStay VP Growth Equity -- Initial Class                     1/23/84      7/10/00
MainStay VP Indexed Equity -- Initial Class                    1/29/93      7/10/00
MainStay VP International Equity -- Initial Class               5/1/95      7/10/00
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      7/10/00
MainStay VP Mid Cap Core -- Initial Class                       7/2/01       7/6/01
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01       7/6/01
MainStay VP Small Cap Growth -- Initial Class                   7/2/01       7/6/01
Alger American Small Capitalization -- Class O Shares          9/21/88      7/10/00
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99       7/6/01
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      7/10/00
Fidelity(R) VIP Mid Cap -- Service Class 2                    12/28/98       9/8/03
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      7/10/00
MFS(R) Research Series -- Initial Class                        7/26/95      7/10/00
Van Eck Worldwide Hard Assets                                   9/1/89      7/10/00
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      7/10/00
------------------------------------------------------------------------------------
EQUITY AND INCOME
------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      7/10/00
MainStay VP Convertible -- Initial Class                       10/1/96      7/10/00
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      7/10/00
MainStay VP Equity Income -- Initial Class                      7/2/01       7/6/01
MainStay VP Total Return -- Initial Class                      1/29/93      7/10/00
MainStay VP Value -- Initial Class                              5/1/95      7/10/00
Calvert Social Balanced                                         9/2/86      7/10/00
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      7/10/00
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      7/10/00
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      7/10/00
T. Rowe Price Equity Income Portfolio                          3/31/94      7/10/00
------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84      7/10/00
MainStay VP Cash Management -- Current yield is (0.88)%(5)     1/29/93      7/10/00
MainStay VP Government -- Initial Class                        1/29/93      7/10/00
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      7/10/00
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                  ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(6)                                        YEAR     YEAR     YEAR    YEAR    INCEPTION(4)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              24.98   (13.70)   (6.95)   5.41      (15.74)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        26.02    (9.92)    1.09     N/A      (14.13)
MainStay VP Growth Equity -- Initial Class                     24.37    (8.88)   (1.64)   8.30       (9.39)
MainStay VP Indexed Equity -- Initial Class                    26.16    (5.82)   (2.40)   8.95       (7.54)
MainStay VP International Equity -- Initial Class              27.94     0.61     0.69     N/A       (1.28)
MainStay VP Lord Abbett Developing Growth -- Initial Class     36.33    (4.58)   (2.08)    N/A       (6.42)
MainStay VP Mid Cap Core -- Initial Class                      33.35      N/A      N/A     N/A        4.72
MainStay VP Mid Cap Growth -- Initial Class                    42.49      N/A      N/A     N/A       (2.85)
MainStay VP Small Cap Growth -- Initial Class                  39.44      N/A      N/A     N/A       (1.80)
Alger American Small Capitalization -- Class O Shares          40.09   (10.98)   (6.52)   2.00      (15.65)
Dreyfus IP Technology Growth -- Initial Shares                 48.57   (16.46)     N/A     N/A       (4.70)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 26.43    (0.87)    1.83     N/A       (2.07)
Fidelity(R) VIP Mid Cap -- Service Class 2                     36.06     4.58    17.08     N/A       12.29
Janus Aspen Series Worldwide Growth -- Institutional Shares    22.02   (11.94)   (1.71)   8.33      (14.95)
MFS(R) Research Series -- Initial Class                        22.73   (10.94)   (4.18)    N/A      (14.07)
Van Eck Worldwide Hard Assets                                  42.78     6.36     9.46    2.08        8.19
Van Kampen UIF Emerging Markets Equity -- Class I              47.30     6.71     6.97     N/A       (3.89)
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        26.65    (3.34)   (1.68)    N/A       (5.77)
MainStay VP Convertible -- Initial Class                       20.29     1.63     6.52     N/A       (2.80)
MainStay VP Dreyfus Large Company Value -- Initial Class       25.92    (3.51)   (0.20)    N/A       (2.07)
MainStay VP Equity Income -- Initial Class                     26.92      N/A      N/A     N/A        2.49
MainStay VP Total Return -- Initial Class                      17.78    (5.27)   (1.62)   5.82       (8.26)
MainStay VP Value -- Initial Class                             25.35    (1.27)    2.75     N/A        0.52
Calvert Social Balanced                                        17.43    (2.40)   (0.42)   5.97       (4.88)
Fidelity(R) VIP Equity-Income -- Initial Class                 28.26    (0.65)    1.84    9.11        0.88
Janus Aspen Series Balanced -- Institutional Shares            12.24    (1.03)    3.08    9.92       (1.93)
MFS(R) Investors Trust Series -- Initial Class                 20.21    (8.21)   (4.41)    N/A       (8.45)
T. Rowe Price Equity Income Portfolio                          23.51     1.78     3.68     N/A        4.12
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                               2.86     6.02     4.54    4.87        6.68
MainStay VP Cash Management -- Current yield is (0.88)%(5)     (0.93)    0.32     1.70    2.51        0.84
MainStay VP Government -- Initial Class                         0.27     4.39     3.98    4.61        5.55
MainStay VP High Yield Corporate Bond -- Initial Class         34.20    11.65     7.45     N/A        7.44
-------------------------------------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses.

                                                                    ASSUMING CONTRACT SURRENDERED(%)(3)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(6)                                        YEAR     YEAR     YEAR    YEAR    INCEPTION(4)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              16.98   (15.82)   (7.98)   5.41      (17.33)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        18.02   (12.13)   (0.03)    N/A      (15.75)
MainStay VP Growth Equity -- Initial Class                     16.37   (11.13)   (2.72)   8.30      (11.10)
MainStay VP Indexed Equity -- Initial Class                    18.16    (8.14)   (3.47)   8.95       (9.28)
MainStay VP International Equity -- Initial Class              19.94    (1.87)   (0.42)    N/A       (3.14)
MainStay VP Lord Abbett Developing Growth -- Initial Class     28.33    (6.93)   (3.16)    N/A       (8.20)
MainStay VP Mid Cap Core -- Initial Class                      25.35      N/A      N/A     N/A        1.41
MainStay VP Mid Cap Growth -- Initial Class                    34.49      N/A      N/A     N/A       (5.77)
MainStay VP Small Cap Growth -- Initial Class                  31.44      N/A      N/A     N/A       (4.75)
Alger American Small Capitalization -- Class O Shares          32.09   (13.17)   (7.56)   2.00      (17.25)
Dreyfus IP Technology Growth -- Initial Shares                 40.57   (18.52)     N/A     N/A       (7.56)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 18.43    (3.31)    0.71     N/A       (3.92)
Fidelity(R) VIP Mid Cap -- Service Class 2                     28.06     2.08    16.44     N/A        4.29
Janus Aspen Series Worldwide Growth -- Institutional Shares    14.02   (14.11)   (2.79)   8.33      (16.56)
MFS(R) Research Series -- Initial Class                        14.73   (13.13)   (5.24)    N/A      (15.72)
Van Eck Worldwide Hard Assets                                  34.78     3.94     8.61    2.08        6.26
Van Kampen UIF Emerging Markets Equity -- Class I              39.30     4.32     6.04     N/A       (5.76)
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        18.65    (5.71)   -2.77     N/A       (7.55)
MainStay VP Convertible -- Initial Class                       12.29    (0.87)    5.57     N/A       (4.68)
MainStay VP Dreyfus Large Company Value -- Initial Class       17.92    (5.88)   (1.30)    N/A       (3.93)
MainStay VP Equity Income -- Initial Class                     18.92      N/A      N/A     N/A       (0.54)
MainStay VP Total Return -- Initial Class                       9.78    (7.60)   (2.70)   5.82      (10.03)
MainStay VP Value -- Initial Class                             17.35    (3.70)    1.65     N/A       (1.44)
Calvert Social Balanced                                         9.43    (4.80)   (1.52)   5.97       (6.71)
Fidelity(R) VIP Equity-Income -- Initial Class                 20.26    (3.10)    0.71    9.11       (1.04)
Janus Aspen Series Balanced -- Institutional Shares             4.24    (3.46)    1.99    9.92       (3.79)
MFS(R) Investors Trust Series -- Initial Class                 12.21   (10.47)   (5.46)    N/A      (10.20)
T. Rowe Price Equity Income Portfolio                          15.51    (0.72)    2.62     N/A        2.19
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              (4.54)    3.60     3.52    4.87        4.85
MainStay VP Cash Management -- Current yield is (0.88)%(5)     (8.06)   (2.14)    0.58    2.51       (1.07)
MainStay VP Government -- Initial Class                        (6.95)    1.88     2.93    4.61        3.62
MainStay VP High Yield Corporate Bond -- Initial Class         26.20     9.46     6.53     N/A        5.64
-------------------------------------------------------------------------------------------------------------

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.60% but does not include any credits applied. A policy service fee, equal to $30 of the accumulation value of the policy, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $100,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less then $100,000. You can access the most current performance information by logging onto www.newyorklife.com.

For more information, you should refer to your LifeStages(R) Premium Plus Variable Annuity product prospectus and LifeStages(R) variable annuities Funds Prospectus. These prospectuses contain more complete information regarding available features, charges and expenses, as well as the objectives and risk factors of the underlying investment divisions.

(1) The LifeStages(R) Premium Plus Variable Annuity was first offered for sale on November 13, 2000. Certain Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) The maximum contingent deferred sales charge for each premium payment is 8%, declining to 3% by the 8th year after that premium payment has been in the policy, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(4) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(5) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of December 31, 2003 more closely reflects the Portfolio's earnings than the total return figures shown.

(6) The performance shown is for the indicated classes/shares only. These classes/shares were discontinued for new sales June 1, 2003 (except Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8,
    2003). Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee (except for Calvert Social Balanced, MainStay VP Cash Management and Van Eck Worldwide Hard Assets). Performance for those new classes/shares would be lower than the returns shown due to the imposition of the 12b-1 fee. Contact your NYLIFE Securities Registered Representative or call 1-800-598-2019 for more information.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Premium Plus Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

LifeStages(R) Premium Plus Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a credit to premiums paid in a percentage amount according to the credit rate schedule then In effect. Fees and charges for a contract with a credit may be higher than those for other contracts, and over time, the amount of the credit may be more than offset by those higher charges. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY PERFORMANCE SUMMARY(6)
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS(6)                                         DATE       DATE(1)
EQUITY
------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      5/10/02
MainStay VP Growth Equity -- Initial Class                     1/23/84      5/10/02
MainStay VP Indexed Equity -- Initial Class                    1/29/93      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      5/10/02
MainStay VP Mid Cap Core -- Initial Class                       7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                    12/28/98       9/8/03
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
------------------------------------------------------------------------------------
EQUITY AND INCOME
------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      5/10/02
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      5/10/02
MainStay VP Equity Income -- Initial Class                      7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Cash Management -- Current yield is (0.74)%(5)     1/29/93      5/10/02
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                               appear in parentheses

                                                                  ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(6)                                        YEAR     YEAR     YEAR    YEAR    INCEPTION(4)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              25.17   (13.57)   (6.81)   5.57       (4.09)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        26.21    (9.78)    1.24     N/A       (0.21)
MainStay VP Growth Equity -- Initial Class                     24.55    (8.75)   (1.49)   8.46        0.40
MainStay VP Indexed Equity -- Initial Class                    26.35    (5.68)   (2.25)   9.12        2.22
MainStay VP International Equity -- Initial Class              28.13     0.76     0.84     N/A        8.02
MainStay VP Lord Abbett Developing Growth -- Initial Class     36.53    (4.43)   (1.93)    N/A        3.41
MainStay VP Mid Cap Core -- Initial Class                      33.55      N/A      N/A     N/A        5.30
MainStay VP Mid Cap Growth -- Initial Class                    42.70      N/A      N/A     N/A        0.03
MainStay VP Small Cap Growth -- Initial Class                  39.65      N/A      N/A     N/A        2.14
Alger American Small Capitalization -- Class O Shares          40.30   (10.84)   (6.38)   2.15        9.18
Dreyfus IP Technology Growth -- Initial Shares                 48.79   (16.34)     N/A     N/A        4.00
Fidelity(R) VIP Contrafund(R) -- Initial Class                 26.62    (0.72)    1.98     N/A        5.63
Fidelity(R) VIP Mid Cap -- Service Class 2                     36.26     4.74    17.26     N/A       14.14
Janus Aspen Series Worldwide Growth -- Institutional Shares    22.21   (11.81)   (1.56)   8.50       (3.01)
MFS(R) Research Series -- Initial Class                        22.91   (10.81)   (4.04)    N/A       (1.92)
Van Eck Worldwide Hard Assets                                  42.99     6.52     9.62    2.24       12.11
Van Kampen UIF Emerging Markets Equity -- Class I              47.52     6.87     7.13     N/A        9.67
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        26.84    (3.19)   (1.54)    N/A        2.06
MainStay VP Convertible -- Initial Class                       20.47     1.78     6.68     N/A        7.10
MainStay VP Dreyfus Large Company Value -- Initial Class       26.11    (3.37)   (0.05)    N/A        2.22
MainStay VP Equity Income -- Initial Class                     27.11      N/A      N/A     N/A        1.76
MainStay VP Total Return -- Initial Class                      17.95    (5.13)   (1.47)   5.97        1.78
MainStay VP Value -- Initial Class                             25.54    (1.13)    2.90     N/A       (2.31)
Calvert Social Balanced                                        17.60    (2.25)   (0.27)   6.13        5.31
Fidelity(R) VIP Equity-Income -- Initial Class                 28.46    (0.50)    1.99    9.27        2.89
Janus Aspen Series Balanced -- Institutional Shares            12.41    (0.88)    3.23   10.09        2.05
MFS(R) Investors Trust Series -- Initial Class                 20.39    (8.07)   (4.26)    N/A       (1.24)
T. Rowe Price Equity Income Portfolio                          23.69     1.94     3.83     N/A        1.02
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                               3.02     6.18     4.70    5.03        6.62
MainStay VP Cash Management -- Current yield is (0.74)%(5)     (0.78)    0.48     1.86    2.66       (0.57)
MainStay VP Government -- Initial Class                         0.42     4.55     4.13    4.77        4.73
MainStay VP High Yield Corporate Bond -- Initial Class         34.40    11.81     7.61     N/A       17.45
-------------------------------------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses

                                                                    ASSUMING CONTRACT SURRENDERED(%)(3)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(6)                                        YEAR     YEAR     YEAR    YEAR    INCEPTION(4)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              18.17   (15.42)   (7.84)   5.57       (7.85)
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        19.21   (11.72)    0.12     N/A       (4.20)
MainStay VP Growth Equity -- Initial Class                     17.55   (10.71)   (2.58)   8.46       (3.52)
MainStay VP Indexed Equity -- Initial Class                    19.35    (7.71)   (3.33)   9.12       (1.76)
MainStay VP International Equity -- Initial Class              21.13    (1.41)   (0.27)    N/A        3.75
MainStay VP Lord Abbett Developing Growth -- Initial Class     29.53    (6.49)   (3.01)    N/A       (0.77)
MainStay VP Mid Cap Core -- Initial Class                      26.55      N/A      N/A     N/A        1.17
MainStay VP Mid Cap Growth -- Initial Class                    35.70      N/A      N/A     N/A       (3.89)
MainStay VP Small Cap Growth -- Initial Class                  32.65      N/A      N/A     N/A       (1.86)
Alger American Small Capitalization -- Class O Shares          33.30   (12.76)   (7.42)   2.15        4.91
Dreyfus IP Technology Growth -- Initial Shares                 41.79   (18.13)     N/A     N/A       (0.11)
Fidelity(R) VIP Contrafund(R) -- Initial Class                 19.62    (2.85)    0.86     N/A        1.46
Fidelity(R) VIP Mid Cap -- Service Class 2                     29.26     2.57    16.62     N/A        7.14
Janus Aspen Series Worldwide Growth -- Institutional Shares    15.21   (13.70)   (2.65)   8.50       (6.81)
MFS(R) Research Series -- Initial Class                        15.91   (12.72)   (5.10)    N/A       (5.81)
Van Eck Worldwide Hard Assets                                  35.99     4.42     8.78    2.24        8.06
Van Kampen UIF Emerging Markets Equity -- Class I              40.52     4.79     6.20     N/A        5.56
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        19.84    (5.27)   (2.62)    N/A       (1.93)
MainStay VP Convertible -- Initial Class                       13.47    (0.41)    5.74     N/A        2.89
MainStay VP Dreyfus Large Company Value -- Initial Class       19.11    (5.44)   (1.15)    N/A       (3.57)
MainStay VP Equity Income -- Initial Class                     20.11      N/A      N/A     N/A       (2.23)
MainStay VP Total Return -- Initial Class                      10.95    (7.17)   (2.56)   5.97       (2.19)
MainStay VP Value -- Initial Class                             18.54    (3.25)    1.81     N/A       (6.14)
Calvert Social Balanced                                        10.60    (4.35)   (1.37)   6.13        1.05
Fidelity(R) VIP Equity-Income -- Initial Class                 21.46    (2.64)    0.86    9.27       (1.17)
Janus Aspen Series Balanced -- Institutional Shares             5.41    (3.00)    2.15   10.09       (1.96)
MFS(R) Investors Trust Series -- Initial Class                 13.39   (10.05)   (5.32)    N/A       (5.10)
T. Rowe Price Equity Income Portfolio                          16.69    (0.25)    2.78     N/A       (2.95)
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              (3.47)    4.07     3.68    5.03        2.43
MainStay VP Cash Management -- Current yield is (0.74)%(5)     (7.03)   (1.68)    0.73    2.66       (4.51)
MainStay VP Government -- Initial Class                        (5.91)    2.37     3.09    4.77        0.62
MainStay VP High Yield Corporate Bond -- Initial Class         27.40     9.92     6.70     N/A       13.52
-------------------------------------------------------------------------------------------------------------

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.45%. A policy service fee, equal to $30 is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $50,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less then $50,000. You can access the most current performance information by logging onto www.newyorklife.com.

For more information, you should refer to your LifeStages(R) Essentials Variable Annuity product prospectus and the LifeStages(R) variable annuities Funds Prospectus. These prospectuses contain more complete information regarding available features, charges and expenses, as well as the objectives and risk factors of the underlying investment divisions.

(1) The LifeStages(R) Essentials Variable Annuity was first offered for sale on May 10, 2002. Each of the Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) The maximum contingent deferred sales charge for each premium payment is 7%, declining to 4% by the 7th year after that premium payment has been in the policy, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(4) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(5) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of December 31, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(6) The performance shown is for the indicated classes/shares only. These classes/shares were discontinued for new sales June 1, 2003 (except Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8,
    2003). Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee (except Calvert Social Balanced, MainStay VP Cash Management and Van Eck Worldwide Hard Assets). Performance for those new classes/shares would be lower than the returns shown due to the imposition of the 12b-1 fee. Contact your NYLIFE Securities Registered Representative or call 1-800-598-2019 for more information.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Essentials Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

LIFESTAGES(R) SELECT VARIABLE ANNUITY PERFORMANCE SUMMARY(6)
INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- III
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS(6)                                         DATE       DATE(1)
EQUITY
------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              1/29/93      5/10/02
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                         5/1/98      5/10/02
MainStay VP Growth Equity -- Initial Class                     1/23/84      5/10/02
MainStay VP Indexed Equity -- Initial Class                    1/29/93      5/10/02
MainStay VP International Equity -- Initial Class               5/1/95      5/10/02
MainStay VP Lord Abbett Developing Growth -- Initial Class      5/1/98      5/10/02
MainStay VP Mid Cap Core -- Initial Class                       7/2/01      5/10/02
MainStay VP Mid Cap Growth -- Initial Class                     7/2/01      5/10/02
MainStay VP Small Cap Growth -- Initial Class                   7/2/01      5/10/02
Alger American Small Capitalization -- Class O Shares          9/21/88      5/10/02
Dreyfus IP Technology Growth -- Initial Shares                 8/31/99      5/10/02
Fidelity(R) VIP Contrafund(R) -- Initial Class                  1/3/95      5/10/02
Fidelity(R) VIP Mid Cap -- Service Class 2                    12/28/98       9/8/03
Janus Aspen Series Worldwide Growth -- Institutional Shares    9/13/93      5/10/02
MFS(R) Research Series -- Initial Class                        7/26/95      5/10/02
Van Eck Worldwide Hard Assets                                   9/1/89      5/10/02
Van Kampen UIF Emerging Markets Equity -- Class I              10/1/96      5/10/02
------------------------------------------------------------------------------------
EQUITY AND INCOME
------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                         5/1/98      5/10/02
MainStay VP Convertible -- Initial Class                       10/1/96      5/10/02
MainStay VP Dreyfus Large Company Value -- Initial Class        5/1/98      5/10/02
MainStay VP Equity Income -- Initial Class                      7/2/01      5/10/02
MainStay VP Total Return -- Initial Class                      1/29/93      5/10/02
MainStay VP Value -- Initial Class                              5/1/95      5/10/02
Calvert Social Balanced                                         9/2/86      5/10/02
Fidelity(R) VIP Equity-Income -- Initial Class                 10/9/86      5/10/02
Janus Aspen Series Balanced -- Institutional Shares            9/13/93      5/10/02
MFS(R) Investors Trust Series -- Initial Class                 10/9/95      5/10/02
T. Rowe Price Equity Income Portfolio                          3/31/94      5/10/02
------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              1/23/84      5/10/02
MainStay VP Cash Management -- Current yield is (1.08)%(5)     1/29/93      5/10/02
MainStay VP Government -- Initial Class                        1/29/93      5/10/02
MainStay VP High Yield Corporate Bond -- Initial Class          5/1/95      5/10/02
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses

                                                                  ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(6)                                        YEAR     YEAR     YEAR    YEAR    INCEPTION(4)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              24.67   (13.91)   (7.18)   5.15       10.84
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        25.71   (10.14)    0.84     N/A       20.49
MainStay VP Growth Equity -- Initial Class                     24.06    (9.11)   (1.88)   8.03        9.07
MainStay VP Indexed Equity -- Initial Class                    25.85    (6.06)   (2.64)   8.68       17.55
MainStay VP International Equity -- Initial Class              27.62     0.35     0.44     N/A       18.32
MainStay VP Lord Abbett Developing Growth -- Initial Class     35.99    (4.82)   (2.32)    N/A       31.30
MainStay VP Mid Cap Core -- Initial Class                      33.02      N/A      N/A     N/A       21.20
MainStay VP Mid Cap Growth -- Initial Class                    42.13      N/A      N/A     N/A       35.35
MainStay VP Small Cap Growth -- Initial Class                  39.09      N/A      N/A     N/A       10.08
Alger American Small Capitalization -- Class O Shares          39.74   (11.20)   (6.76)   1.74       35.19
Dreyfus IP Technology Growth -- Initial Shares                 48.20   (16.67)     N/A     N/A       41.69
Fidelity(R) VIP Contrafund(R) -- Initial Class                 26.11    (1.12)    1.58     N/A       19.95
Fidelity(R) VIP Mid Cap -- Service Class 2                     35.72     4.32    16.79     N/A        7.70
Janus Aspen Series Worldwide Growth -- Institutional Shares    21.72   (12.16)   (1.95)   8.06       20.52
MFS(R) Research Series -- Initial Class                        22.42   (11.17)   (4.42)    N/A       16.86
Van Eck Worldwide Hard Assets                                  42.42     6.09     9.19    1.83       52.43
Van Kampen UIF Emerging Markets Equity -- Class I              46.93     6.45     6.70     N/A       49.52
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        26.34    (3.58)   (1.93)    N/A       14.41
MainStay VP Convertible -- Initial Class                       19.99     1.37     6.26     N/A       16.38
MainStay VP Dreyfus Large Company Value -- Initial Class       25.61    (3.75)   (0.45)    N/A       32.78
MainStay VP Equity Income -- Initial Class                     26.60      N/A      N/A     N/A        2.34
MainStay VP Total Return -- Initial Class                      17.48    (5.51)   (1.86)   5.55       13.68
MainStay VP Value -- Initial Class                             25.04    (1.52)    2.49     N/A        2.86
Calvert Social Balanced                                        17.13    (2.64)   (0.66)   5.71       14.79
Fidelity(R) VIP Equity-Income -- Initial Class                 27.94    (0.90)    1.58    8.84        3.38
Janus Aspen Series Balanced -- Institutional Shares            11.96    (1.27)    2.82    9.65        4.71
MFS(R) Investors Trust Series -- Initial Class                 19.91    (8.44)   (4.64)    N/A       24.57
T. Rowe Price Equity Income Portfolio                          23.20     1.53     3.42     N/A        2.22
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                               2.61     5.76     4.28    4.61        5.48
MainStay VP Cash Management -- Current yield is (1.08)%(5)     (1.18)    0.07     1.45    2.25       (1.08)
MainStay VP Government -- Initial Class                         0.02     4.13     3.72    4.35        3.46
MainStay VP High Yield Corporate Bond -- Initial Class         33.87    11.37     7.18     N/A       24.12
-------------------------------------------------------------------------------------------------------------
                                                                  Negative numbers appear in parentheses

                                                                    ASSUMING CONTRACT SURRENDERED(%)(3)
                                                                                                    SINCE
                                                                                                  INVESTMENT
                                                                1        3        5       10       DIVISION
INVESTMENT DIVISIONS(6)                                        YEAR     YEAR     YEAR    YEAR    INCEPTION(4)
EQUITY
-------------------------------------------------------------------------------------------------------------
MainStay VP Capital Appreciation -- Initial Class              16.67   (15.76)   (7.18)   5.15        5.00
MainStay VP Eagle Asset Management Growth Equity -- Initial
  Class                                                        17.71   (12.07)    0.84     N/A       12.62
MainStay VP Growth Equity -- Initial Class                     16.06   (11.06)   (1.88)   8.03        3.82
MainStay VP Indexed Equity -- Initial Class                    17.85    (8.07)   (2.64)   8.68       11.76
MainStay VP International Equity -- Initial Class              19.62    (1.80)    0.44     N/A       12.55
MainStay VP Lord Abbett Developing Growth -- Initial Class     27.99    (6.86)   (2.32)    N/A       23.30
MainStay VP Mid Cap Core -- Initial Class                      25.02      N/A      N/A     N/A       15.47
MainStay VP Mid Cap Growth -- Initial Class                    34.13      N/A      N/A     N/A       29.23
MainStay VP Small Cap Growth -- Initial Class                  31.09      N/A      N/A     N/A        4.95
Alger American Small Capitalization -- Class O Shares          31.74   (13.11)   (6.76)   1.74       27.19
Dreyfus IP Technology Growth -- Initial Shares                 40.20   (18.46)     N/A     N/A       33.69
Fidelity(R) VIP Contrafund(R) -- Initial Class                 18.11    (3.24)    1.58     N/A       14.76
Fidelity(R) VIP Mid Cap -- Service Class 2                     27.72     2.13    16.79     N/A       (0.05)
Janus Aspen Series Worldwide Growth -- Institutional Shares    13.72   (14.05)   (1.95)   8.06       12.84
MFS(R) Research Series -- Initial Class                        14.42   (13.07)   (4.42)    N/A        9.48
Van Eck Worldwide Hard Assets                                  34.42     3.98     9.19    1.83       44.43
Van Kampen UIF Emerging Markets Equity -- Class I              38.93     4.35     6.70     N/A       41.52
-------------------------------------------------------------------------------------------------------------
EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP American Century Income & Growth -- Initial
  Class                                                        18.34    (5.65)   (1.93)    N/A        6.41
MainStay VP Convertible -- Initial Class                       11.99    (0.80)    6.26     N/A       11.12
MainStay VP Dreyfus Large Company Value -- Initial Class       17.61    (5.82)   (0.45)    N/A       24.78
MainStay VP Equity Income -- Initial Class                     18.60      N/A      N/A     N/A       (2.36)
MainStay VP Total Return -- Initial Class                       9.48    (7.54)   (1.86)   5.55        7.17
MainStay VP Value -- Initial Class                             17.04    (3.63)    2.49     N/A       (2.13)
Calvert Social Balanced                                         9.13    (4.73)   (0.66)   5.71        8.31
Fidelity(R) VIP Equity-Income -- Initial Class                 19.94    (3.03)    1.58    8.84       (1.37)
Janus Aspen Series Balanced -- Institutional Shares             3.96    (3.39)    2.82    9.65       (0.36)
MFS(R) Investors Trust Series -- Initial Class                 11.91   (10.40)   (4.64)    N/A       16.57
T. Rowe Price Equity Income Portfolio                          15.20    (0.65)    3.42     N/A       (2.48)
-------------------------------------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------------------------------------
MainStay VP Bond -- Initial Class                              (4.78)    3.63     4.28    4.61        0.14
MainStay VP Cash Management -- Current yield is (1.08)%(5)     (8.29)   (2.07)    1.45    2.25       (6.50)
MainStay VP Government -- Initial Class                        (7.19)    1.93     3.72    4.35       (1.56)
MainStay VP High Yield Corporate Bond -- Initial Class         25.87     9.45     7.18     N/A       19.17
-------------------------------------------------------------------------------------------------------------

Performance data shown represents past performance and is no guarantee of future results. Due to current market volatility, current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that a contract, when surrendered may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested and includes an annualized Separate Account Fee of 1.85%. A policy service fee, equal to $50, is not included in these charges, but will be deducted each year on the policy anniversary and if surrendered if the accumulation value is less than $100,000. The performance shown, therefore, would be slightly lower if your policy's accumulation value is less then $100,000. You can access the most current performance information by logging onto www.newyorklife.com.

For more information, you should refer to your LifeStages(R) Select Variable Annuity product prospectus and the LifeStages(R) variable annuities Fund Prospectus. These prospectuses contain more complete information regarding available features, charges and expenses, as well as the objectives and risk factors of the underlying investment divisions.

(1) The LifeStages(R) Select Variable Annuity was first offered for sale on May 10, 2002. Each of the Portfolios and Investment Divisions existed prior to this date. The hypothetical performance has been modified to reflect Separate Account and Fund annual expenses as if the policy had been available during the periods shown.

(2) Assumes no deduction for contingent deferred sales charge.

(3) The maximum contingent deferred sales charge for each premium payment is 8%, declining to 7% by the 3rd year after that premium payment has been in the policy, with no charge thereafter. Withdrawals and surrenders may be taxable transactions, and prior to age 59 1/2, may be subject to a 10% IRS penalty.

(4) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(5) An Investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the US government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield as of December 31, 2003, more closely reflects the Portfolio's earnings than the total return figures shown.

(6) The performance shown is for the indicated classes/shares only. These classes/shares were discontinued for new sales June 1, 2003 (except Fidelity(R) VIP Mid Cap -- Service Class 2 which was added on September 8,
    2003). Beginning June 2, 2003, new classes/shares of Investment Divisions were offered that impose a 12b-1 fee (except for Calvert Social Balanced, MainStay VP Cash Management and Van Eck Worldwide Hard Assets). Performance for those new classes/shares would be lower than the returns shown due to the imposition of the 12b-1 fee. Contact your NYLIFE Securities Registered Representative or call 1-800-598-2019 for more information.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

The Investment Divisions offered through the LifeStages(R) Select Variable Annuity and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 41,182,422     $163,002,472     $ 27,986,326

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        129,643          515,529           91,179
    Administrative charges..................................         10,803           42,961            7,599
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 41,041,976     $162,443,982     $ 27,887,548
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 41,041,976     $162,443,982     $ 27,887,548
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      16.52     $      20.77     $       1.34
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 40,852,662     $204,638,326     $ 27,987,561
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  2,868,065     $  5,908,617     $  5,213,361

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          7,975           15,335           14,694
    Administrative charges..................................            665            1,278            1,224
                                                               ------------     ------------     ------------
      Total net assets......................................   $  2,859,425     $  5,892,004     $  5,197,443
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  2,859,425     $  5,892,004     $  5,197,443
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      10.91     $       9.67     $       9.60
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  2,443,775     $  5,167,665     $  4,445,499
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------
     $ 21,883,925     $  7,534,521     $ 47,721,618     $ 76,903,016     $150,740,156     $146,794,509     $  9,275,623

           66,260           21,980          155,786          243,704          461,057          460,613           28,149
            5,522            1,832           12,982           20,308           38,421           38,384            2,346
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 21,812,143     $  7,510,709     $ 47,552,850     $ 76,639,004     $150,240,678     $146,295,512     $  9,245,128
     ============     ============     ============     ============     ============     ============     ============
     $ 21,812,143     $  7,510,709     $ 47,552,850     $ 76,639,004     $150,240,678     $146,295,512     $  9,245,128
     ============     ============     ============     ============     ============     ============     ============
     $      16.87     $      10.67     $      16.87     $      23.48     $      20.73     $      26.03     $      15.22
     ============     ============     ============     ============     ============     ============     ============
     $ 22,597,949     $  6,826,145     $ 48,249,642     $ 97,629,095     $153,605,984     $152,289,844     $  8,786,932
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    --------------------------------------------------------------------------------------------------------------------
     $114,174,845     $ 52,338,421     $  4,813,315     $  2,657,193     $  8,515,381     $  2,281,476      $  9,821,860

          358,566          163,108           15,042            8,077           25,850            6,371            31,187
           29,881           13,592            1,253              673            2,154              531             2,599
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $113,786,398     $ 52,161,721     $  4,797,020     $  2,648,443     $  8,487,377     $  2,274,574      $  9,788,074
     ============     ============     ============     ============     ============     ============      ============
     $113,786,398     $ 52,161,721     $  4,797,020     $  2,648,443     $  8,487,377     $  2,274,574      $  9,788,074
     ============     ============     ============     ============     ============     ============      ============
     $      20.60     $      18.65     $      10.35     $      10.49     $      12.71     $       9.18      $       8.68
     ============     ============     ============     ============     ============     ============      ============
     $125,020,879     $ 54,486,124     $  5,095,615     $  2,646,022     $ 11,075,433     $  2,285,672      $ 13,730,746
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  3,397,825     $  1,943,348     $ 47,945,044

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         10,215            5,345          150,157
    Administrative charges..................................            852              445           12,513
                                                               ------------     ------------     ------------
      Total net assets......................................   $  3,386,758     $  1,937,558     $ 47,782,374
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  3,386,758     $  1,937,558     $ 47,782,374
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      17.40     $       8.95     $      18.49
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  3,788,927     $  1,831,929     $ 49,392,810
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                                 T. ROWE                             UIF
                                                                  PRICE           VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                                PORTFOLIO          ASSETS          CLASS I
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 12,439,540     $  1,291,815     $  5,915,096

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         37,967            3,859           18,355
    Administrative charges..................................          3,164              322            1,530
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 12,398,409     $  1,287,634     $  5,895,211
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 12,398,409     $  1,287,634     $  5,895,211
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      12.32     $      12.30     $      10.45
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 11,556,453     $    991,365     $  6,552,618
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                        JANUS
                                        JANUS           ASPEN
     FIDELITY(R)     FIDELITY(R)        ASPEN          SERIES          MFS(R)
         VIP             VIP           SERIES         WORLDWIDE       INVESTORS        MFS(R)
       EQUITY-        MID CAP--      BALANCED--       GROWTH--          TRUST         RESEARCH
      INCOME--         SERVICE      INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
    INITIAL CLASS      CLASS 2         SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
    $ 25,507,799    $    432,166    $ 54,381,299    $ 48,509,499    $  1,484,552    $  1,888,091

          79,949             759         173,092         156,208           4,677           5,879
           6,663              63          14,424          13,017             390             490
    ------------    ------------    ------------    ------------    ------------    ------------
    $ 25,421,187    $    431,344    $ 54,193,783    $ 48,340,274    $  1,479,485    $  1,881,722
    ============    ============    ============    ============    ============    ============
    $ 25,421,187    $    431,344    $ 54,193,783    $ 48,340,274    $  1,479,485    $  1,881,722
    ============    ============    ============    ============    ============    ============
    $      16.34    $      11.24    $      19.12    $      14.80    $       8.45    $       8.89
    ============    ============    ============    ============    ============    ============
    $ 25,674,079    $    404,240    $ 59,865,960    $ 78,164,416    $  1,668,598    $  2,668,774
    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  1,689,895     $    324,089     $    264,401
  Mortality and expense risk charges........................       (550,924)      (1,802,347)        (462,298)
  Administrative charges....................................        (45,910)        (150,196)         (38,525)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................      1,093,061       (1,628,454)        (236,422)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     11,170,140       24,259,389       28,253,038
  Cost of investments sold..................................    (10,826,755)     (22,868,968)     (28,252,216)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        343,385        1,390,421              822
  Realized gain distribution received.......................      1,009,771               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     (1,030,122)      34,332,905           (2,632)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        323,034       35,723,326           (1,810)
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  1,416,095     $ 34,094,872     $   (238,232)
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     10,259     $         --     $         --
  Mortality and expense risk charges........................        (20,425)         (26,754)         (31,732)
  Administrative charges....................................         (1,702)          (2,229)          (2,644)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................        (11,868)         (28,983)         (34,376)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        192,369          589,673          442,545
  Cost of investments sold..................................       (218,524)        (655,322)        (542,907)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        (26,155)         (65,649)        (100,362)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        568,863          880,219        1,050,172
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        542,708          814,570          949,810
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    530,840     $    785,587     $    915,434
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $    453,832     $     64,265     $  2,241,269     $    720,872      $  9,973,934      $  1,736,636     $    146,270
         (215,406)         (66,671)        (762,762)        (835,058)       (1,517,326)       (1,571,093)         (88,198)
          (17,950)          (5,556)         (63,563)         (69,588)         (126,444)         (130,924)          (7,350)
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
          220,476           (7,962)       1,414,944         (183,774)        8,330,164            34,619           50,722
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
        2,767,847        1,261,538       28,046,592       10,058,343         8,896,504        16,297,839          860,596
       (3,031,586)      (1,528,991)     (25,311,501)     (14,176,441)      (12,133,737)      (14,464,949)        (960,807)
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
         (263,739)        (267,453)       2,735,091       (4,118,098)       (3,237,233)        1,832,890         (100,211)
               --               --               --               --                --                --               --
        3,524,221        1,715,018       (3,907,852)      19,870,732        32,041,795        29,364,025        2,001,057
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
        3,260,482        1,447,565       (1,172,761)      15,752,634        28,804,562        31,196,915        1,900,846
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $  3,480,958     $  1,439,603     $    242,183     $ 15,568,860      $ 37,134,726      $ 31,231,534     $  1,951,568
     ============     ============     ============     ============      ============      ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $  1,989,404     $    707,248     $     60,282     $     18,626     $     13,022     $         --      $         --
       (1,316,504)        (553,027)         (48,464)         (25,577)         (88,293)         (18,090)         (100,303)
         (109,709)         (46,086)          (4,039)          (2,131)          (7,358)          (1,508)           (8,358)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
          563,191          108,135            7,779           (9,082)         (82,629)         (19,598)         (108,661)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       17,977,045        6,764,428          716,579          456,975        1,438,105          367,557         1,640,022
      (16,653,502)      (8,939,587)        (970,676)        (578,192)      (2,732,939)        (616,257)       (5,203,588)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
        1,323,543       (2,175,159)        (254,097)        (121,217)      (1,294,834)        (248,700)       (3,563,566)
               --               --               --               --               --               --                --
       16,396,192       12,859,719        1,227,678          642,706        3,090,817          716,600         6,519,650
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       17,719,735       10,684,560          973,581          521,489        1,795,983          467,900         2,956,084
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $ 18,282,926     $ 10,792,695     $    981,360     $    512,407     $  1,713,354     $    448,302      $  2,847,423
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     60,333     $         --     $    197,079
  Mortality and expense risk charges........................        (32,731)         (11,909)        (499,161)
  Administrative charges....................................         (2,728)            (993)         (41,597)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         24,874          (12,902)        (343,679)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        506,688        1,231,729        4,453,109
  Cost of investments sold..................................       (677,704)      (1,035,943)      (4,787,329)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (171,016)         195,786         (334,220)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        599,104          173,000       10,766,460
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        428,088          368,786       10,432,240
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    452,962     $    355,884     $ 10,088,561
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                                                                     UIF
                                                              T. ROWE PRICE       VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                                PORTFOLIO          ASSETS          CLASS I
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    177,422     $      4,908     $         --
  Mortality and expense risk charges........................       (122,858)         (11,657)         (53,198)
  Administrative charges....................................        (10,238)            (971)          (4,433)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         44,326           (7,720)         (57,631)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,823,048          427,606          615,292
  Cost of investments sold..................................     (2,158,021)        (480,029)      (1,247,463)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (334,973)         (52,423)        (632,171)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      2,553,457          416,873        2,529,389
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................      2,218,484          364,450        1,897,218
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  2,262,810     $    356,730     $  1,839,587
                                                               ============     ============     ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                             JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES                 MFS(R)
            VIP                    VIP                   SERIES               WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--            TRUST SERIES--
       INITIAL CLASS        SERVICE CLASS 2(a)    INSTITUTIONAL SHARES   INSTITUTIONAL SHARES      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
        $    410,121           $         --           $  1,194,176           $    497,368           $      8,297
            (263,502)                  (737)              (664,320)              (541,825)               (15,853)
             (21,959)                   (61)               (55,360)               (45,152)                (1,321)
        ------------           ------------           ------------           ------------           ------------
             124,660                   (798)               474,496                (89,609)                (8,877)
        ------------           ------------           ------------           ------------           ------------
           4,068,941                    773             11,920,792              8,663,117                390,597
          (5,274,113)                  (737)           (12,929,704)           (11,224,964)              (581,054)
        ------------           ------------           ------------           ------------           ------------
          (1,205,172)                    36             (1,008,912)            (2,561,847)              (190,457)
                  --                     --                     --                     --                     --
           6,729,620                 27,926              7,035,517             11,845,245                438,026
        ------------           ------------           ------------           ------------           ------------
           5,524,448                 27,962              6,026,605              9,283,398                247,569
        ------------           ------------           ------------           ------------           ------------
        $  5,649,108           $     27,164           $  6,501,101           $  9,193,789           $    238,692
        ============           ============           ============           ============           ============


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
         $     11,504
              (20,671)
               (1,722)
         ------------
              (10,889)
         ------------
              349,694
             (726,070)
         ------------
             (376,376)
                   --
              746,507
         ------------
              370,131
         ------------
         $    359,242
         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003
and December 31, 2002


                                                              MAINSTAY VP                     MAINSTAY VP
                                                                BOND--                  CAPITAL APPRECIATION--
                                                             INITIAL CLASS                   INITIAL CLASS
                                                     -----------------------------   -----------------------------
                                                         2003            2002            2003            2002
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   1,093,061   $   1,401,497   $  (1,628,454)  $  (2,417,435)
    Net realized gain (loss) on investments........        343,385         (26,615)      1,390,421       8,919,312
    Realized gain distribution received............      1,009,771          40,868              --              --
    Change in unrealized appreciation
      (depreciation) on investments................     (1,030,122)      2,091,289      34,332,905     (85,168,424)
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets
        resulting from operations..................      1,416,095       3,507,039      34,094,872     (78,666,547)
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners............      1,357,010         938,769       2,118,256       2,618,446
    Policyowners' surrenders.......................     (4,254,800)     (5,258,931)    (12,950,513)    (15,410,691)
    Policyowners' annuity and death benefits.......     (1,101,341)       (874,962)     (1,546,322)     (2,408,482)
    Net transfers from (to) Fixed Account..........     (1,067,098)     (1,131,173)     (2,104,127)     (5,300,385)
    Transfers between Investment Divisions.........     (1,923,424)      1,582,668      (5,705,934)    (12,826,127)
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........     (6,989,653)     (4,743,629)    (20,188,640)    (33,327,239)
                                                     -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....         (4,196)         (8,842)        (84,658)        225,789
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..........     (5,577,754)     (1,245,432)     13,821,574    (111,767,997)
NET ASSETS:
    Beginning of year..............................     46,619,730      47,865,162     148,622,408     260,390,405
                                                     -------------   -------------   -------------   -------------
    End of year....................................  $  41,041,976   $  46,619,730   $ 162,443,982   $ 148,622,408
                                                     =============   =============   =============   =============

                                                                                              MAINSTAY VP
                                                              MAINSTAY VP                     HIGH YIELD
                                                            GROWTH EQUITY--                CORPORATE BOND--
                                                             INITIAL CLASS                   INITIAL CLASS
                                                     -----------------------------   -----------------------------
                                                         2003            2002            2003            2002
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (183,774)  $    (417,392)  $   8,330,164   $   9,455,044
    Net realized gain (loss) on investments........     (4,118,098)     (2,925,971)     (3,237,233)    (14,142,298)
    Realized gain distribution received............             --              --              --              --
    Change in unrealized appreciation
      (depreciation) on investments................     19,870,732     (23,584,652)     32,041,795       4,474,333
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets
        resulting from operations..................     15,568,860     (26,928,015)     37,134,726        (212,921)
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners............        790,394       1,086,568       3,114,313       1,793,212
    Policyowners' surrenders.......................     (4,940,172)     (6,047,007)     (9,190,521)    (10,934,318)
    Policyowners' annuity and death benefits.......       (971,274)       (729,369)     (2,535,077)     (2,059,770)
    Net transfers from (to) Fixed Account..........       (681,570)     (2,633,597)     (1,027,967)     (3,751,113)
    Transfers between Investment Divisions.........     (2,663,717)     (7,171,516)     18,402,772      (2,681,696)
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........     (8,466,339)    (15,494,921)      8,763,520     (17,633,685)
                                                     -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (38,842)         87,487        (109,642)         10,275
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..........      7,063,679     (42,335,449)     45,788,604     (17,836,331)
NET ASSETS:
    Beginning of year..............................     69,575,325     111,910,774     104,452,074     122,288,405
                                                     -------------   -------------   -------------   -------------
    End of year....................................  $  76,639,004   $  69,575,325   $ 150,240,678   $ 104,452,074
                                                     =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                                             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
             MAINSTAY VP                    CONVERTIBLE--                  EQUITY INCOME--                  GOVERNMENT--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $    (236,422)  $      21,054   $     220,476   $     233,949   $      (7,962)  $     (11,623)  $   1,414,944   $   1,208,006
              822           1,440        (263,739)       (555,446)       (267,453)       (185,147)      2,735,091         551,695
               --             274              --              --              --              --              --              --
           (2,632)          1,243       3,524,221      (1,377,172)      1,715,018      (1,086,330)     (3,907,852)      2,712,651
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (238,232)         24,011       3,480,958      (1,698,669)      1,439,603      (1,283,100)        242,183       4,472,352
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          974,094       1,356,428         628,807         207,598         158,544         271,344       1,506,369       1,203,045
       (7,911,617)    (13,462,865)     (1,967,434)     (1,294,900)       (527,037)       (443,485)     (5,611,789)     (5,901,975)
         (938,683)       (655,239)       (342,674)       (135,433)         (3,985)        (21,368)     (1,479,372)     (1,331,904)
       (7,623,486)     (7,376,600)       (138,248)       (491,592)        (47,803)       (228,637)     (1,997,131)     (1,465,574)
       (3,364,281)     14,566,601       4,527,117         874,210       1,405,342       4,226,042     (14,608,077)     21,388,470
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (18,863,973)     (5,571,675)      2,707,568        (840,117)        985,061       3,803,896     (22,190,000)     13,892,062
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
             (706)         (1,748)         (8,380)          5,853          (2,945)          3,897            (593)        (13,057)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (19,102,911)     (5,549,412)      6,180,146      (2,532,933)      2,421,719       2,524,693     (21,948,410)     18,351,357
       46,990,459      52,539,871      15,631,997      18,164,930       5,088,990       2,564,297      69,501,260      51,149,903
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  27,887,548   $  46,990,459   $  21,812,143   $  15,631,997   $   7,510,709   $   5,088,990   $  47,552,850   $  69,501,260
    =============   =============   =============   =============   =============   =============   =============   =============


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
          INDEXED EQUITY--             INTERNATIONAL EQUITY--              MID CAP CORE--                 MID CAP GROWTH--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $      34,619   $    (234,763)  $      50,722   $         (29)  $     (11,868)  $      (9,881)  $     (28,983)  $      (8,519)
        1,832,890       7,285,278        (100,211)       (164,296)        (26,155)       (129,727)        (65,649)       (112,839)
               --         534,755              --              --              --              --              --              --
       29,364,025     (52,282,476)      2,001,057        (311,275)        568,863        (158,134)        880,219        (147,720)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       31,231,534     (44,697,206)      1,951,568        (475,600)        530,840        (297,742)        785,587        (269,078)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,025,563       2,262,868          99,698         122,194         137,025          81,166         247,129          30,677
       (9,747,329)    (12,918,577)       (535,855)       (614,391)        (76,799)        (88,456)        (66,330)        (20,141)
       (2,162,283)     (1,717,328)        (82,487)           (663)             --          (7,187)             --          (4,972)
       (1,806,340)     (5,671,158)        (52,129)       (251,792)         (8,293)       (134,271)         18,777         (76,024)
         (910,351)     (8,533,948)      1,022,959         284,908       1,028,259       1,307,623       4,226,525         742,293
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (12,600,740)    (26,578,143)        452,186        (459,744)      1,080,192       1,158,875       4,426,101         671,833
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (77,777)        153,665          (5,292)          2,898          (1,147)            645          (1,411)            674
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       18,553,017     (71,121,684)      2,398,462        (932,446)      1,609,885         861,778       5,210,277         403,429
      127,742,495     198,864,179       6,846,666       7,779,112       1,249,540         387,762         681,727         278,298
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 146,295,512   $ 127,742,495   $   9,245,128   $   6,846,666   $   2,859,425   $   1,249,540   $   5,892,004   $     681,727
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                    MAINSTAY VP
                                                                     SMALL CAP                        MAINSTAY VP
                                                                      GROWTH--                       TOTAL RETURN--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (34,376)   $     (15,854)   $     563,191    $   1,234,255
    Net realized gain (loss) on investments.............        (100,362)         (45,730)       1,323,543        6,132,027
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       1,050,172         (347,983)      16,396,192      (35,381,592)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         915,434         (409,567)      18,282,926      (28,015,310)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         132,698           55,762          920,228        1,069,707
    Policyowners' surrenders............................        (120,837)         (47,021)     (10,738,157)     (12,591,232)
    Policyowners' annuity and death benefits............              --          (10,689)      (1,923,722)      (2,330,011)
    Net transfers from (to) Fixed Account...............          (5,129)         (84,683)      (1,529,645)      (4,902,947)
    Transfers between Investment Divisions..............       2,895,797        1,151,129       (1,118,438)      (6,979,876)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............       2,902,529        1,064,498      (14,389,734)     (25,734,359)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (1,863)           1,099          (46,473)          82,710
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       3,816,100          656,030        3,846,719      (53,666,959)
NET ASSETS:
    Beginning of year...................................       1,381,343          725,313      109,939,679      163,606,638
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $   5,197,443    $   1,381,343    $ 113,786,398    $ 109,939,679
                                                           =============    =============    =============    =============

                                                                    MAINSTAY VP                      ALGER AMERICAN
                                                                    LORD ABBETT                          SMALL
                                                                DEVELOPING GROWTH--                 CAPITALIZATION--
                                                                   INITIAL CLASS                     CLASS O SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (19,598)   $     (20,526)   $    (108,661)   $    (124,201)
    Net realized gain (loss) on investments.............        (248,700)        (384,540)      (3,563,566)      (6,639,592)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         716,600         (170,988)       6,519,650        3,590,970
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         448,302         (576,054)       2,847,423       (3,172,823)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................          84,580           29,218          207,478          223,687
    Policyowners' surrenders............................         (68,887)        (260,579)        (736,622)        (806,391)
    Policyowners' annuity and death benefits............              --          (10,999)         (68,590)         (74,702)
    Net transfers from (to) Fixed Account...............            (919)         (48,218)         (21,768)        (114,467)
    Transfers between Investment Divisions..............         662,198         (116,176)        (184,712)        (344,233)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............         676,972         (406,754)        (804,214)      (1,116,106)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (931)           1,768           (7,357)          10,178
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       1,124,343         (981,040)       2,035,852       (4,278,751)
NET ASSETS:
    Beginning of year...................................       1,150,231        2,131,271        7,752,222       12,030,973
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $   2,274,574    $   1,150,231    $   9,788,074    $   7,752,222
                                                           =============    =============    =============    =============

   The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                                             MAINSTAY VP
                                             MAINSTAY VP                     MAINSTAY VP                     EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                  DREYFUS LARGE                    MANAGEMENT
               VALUE--                    INCOME & GROWTH--                COMPANY VALUE--                 GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $     108,135   $      (9,348)  $       7,779   $     (13,594)  $      (9,082)  $     (21,174)  $     (82,629)  $    (124,308)
       (2,175,159)     (1,760,692)       (254,097)       (282,036)       (121,217)       (211,848)     (1,294,834)     (2,797,747)
               --          93,949              --              --              --              --              --              --
       12,859,719     (13,009,571)      1,227,678        (795,606)        642,706        (553,321)      3,090,817        (621,322)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,792,695     (14,685,662)        981,360      (1,091,236)        512,407        (786,343)      1,713,354      (3,543,377)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          707,705         962,044          51,500          74,008          60,564          65,270         161,122         159,982
       (3,706,445)     (4,156,935)       (277,456)       (331,600)       (240,627)       (255,434)       (680,886)       (814,219)
         (475,193)       (606,667)        (12,021)        (87,075)        (51,048)         (8,523)        (74,577)       (162,599)
         (454,176)     (1,502,689)        (57,181)       (130,744)         (1,482)        (95,799)        (85,278)       (375,597)
         (460,716)     (2,008,393)        343,446        (204,798)        296,474         (77,014)        290,969      (1,172,688)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (4,388,825)     (7,312,640)         48,288        (680,209)         63,881        (371,500)       (388,650)     (2,365,121)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (24,535)         53,053          (2,388)          4,008          (1,221)          2,543          (4,039)         11,655
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,379,335     (21,945,249)      1,027,260      (1,767,437)        575,067      (1,155,300)      1,320,665      (5,896,843)
       45,782,386      67,727,635       3,769,760       5,537,197       2,073,376       3,228,676       7,166,712      13,063,555
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  52,161,721   $  45,782,386   $   4,797,020   $   3,769,760   $   2,648,443   $   2,073,376   $   8,487,377   $   7,166,712
    =============   =============   =============   =============   =============   =============   =============   =============

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $      24,874   $      38,179   $     (12,902)  $      (6,457)  $    (343,679)  $    (199,020)  $     124,660   $     134,114
         (171,016)       (228,901)        195,786        (186,529)       (334,220)       (314,893)     (1,205,172)     (1,477,409)
               --              --              --              --              --              --              --         644,542
          599,104        (265,681)        173,000         (72,727)     10,766,460      (4,590,115)      6,729,620      (4,659,373)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          452,962        (456,403)        355,884        (265,713)     10,088,561      (5,104,028)      5,649,108      (5,358,126)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          161,831          35,928         105,694          37,762         805,869         673,112         568,389         366,630
         (182,692)       (172,612)        (11,263)         (5,746)     (2,836,306)     (2,710,906)     (1,734,131)     (1,737,290)
          (54,342)       (107,842)             --              --        (395,017)       (360,568)       (599,825)       (490,656)
          (55,309)        (74,429)         (4,916)        (32,086)       (404,745)     (1,075,220)       (261,847)     (1,048,590)
          419,857         (65,404)        898,421         598,574         589,678      (1,236,871)        119,037         (80,971)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          289,345        (384,359)        987,936         598,504      (2,240,521)     (4,710,453)     (1,908,377)     (2,990,877)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (1,081)          1,444            (767)            582         (25,796)         19,375         (13,869)         20,784
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          741,226        (839,318)      1,343,053         333,373       7,822,244      (9,795,106)      3,726,862      (8,328,219)
        2,645,532       3,484,850         594,505         261,132      39,960,130      49,755,236      21,694,325      30,022,544
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $   3,386,758   $   2,645,532   $   1,937,558   $     594,505   $  47,782,374   $  39,960,130   $  25,421,187   $  21,694,325
    =============   =============   =============   =============   =============   =============   =============   =============

   The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                             FIDELITY(R)               JANUS ASPEN
                                                                 VIP                      SERIES
                                                              MID CAP--                 BALANCED--
                                                           SERVICE CLASS 2         INSTITUTIONAL SHARES
                                                           ---------------    ------------------------------
                                                               2003(a)            2003             2002
                                                           -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $        (798)    $     474,496    $     694,444
    Net realized gain (loss) on investments.............               36        (1,008,912)         952,904
    Realized gain distribution received.................               --                --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................           27,926         7,035,517       (6,899,548)
                                                            -------------     -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................           27,164         6,501,101       (5,252,200)
                                                            -------------     -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................              392         1,102,414          958,572
    Policyowners' surrenders............................             (973)       (4,973,503)      (5,728,276)
    Policyowners' annuity and death benefits............               --        (1,101,449)        (497,320)
    Net transfers from (to) Fixed Account...............            1,614          (684,415)      (2,096,728)
    Transfers between Investment Divisions..............          403,183        (3,819,140)        (627,498)
                                                            -------------     -------------    -------------
      Net contributions and (withdrawals)...............          404,216        (9,476,093)      (7,991,250)
                                                            -------------     -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................              (36)          (16,398)          19,748
                                                            -------------     -------------    -------------
        Increase (decrease) in net assets...............          431,344        (2,991,390)     (13,223,702)
NET ASSETS:
    Beginning of year...................................               --        57,185,173       70,408,875
                                                            -------------     -------------    -------------
    End of year.........................................    $     431,344     $  54,193,783    $  57,185,173
                                                            =============     =============    =============

                                                                     VAN ECK                        VAN KAMPEN
                                                                    WORLDWIDE                          UIF
                                                                       HARD                      EMERGING MARKETS
                                                                      ASSETS                     EQUITY--CLASS I
                                                           ----------------------------    ----------------------------
                                                               2003            2002            2003            2002
                                                           ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (7,720)   $     (9,415)   $    (57,631)   $    (62,491)
    Net realized gain (loss) on investments.............        (52,423)       (122,751)       (632,171)       (708,194)
    Realized gain distribution received.................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        416,873         (85,144)      2,529,389         230,489
                                                           ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        356,730        (217,310)      1,839,587        (540,196)
                                                           ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         18,481          39,913          84,683          98,839
    Policyowners' surrenders............................        (22,633)        (80,457)       (305,834)       (294,848)
    Policyowners' annuity and death benefits............        (18,964)             --         (47,933)        (33,263)
    Net transfers from (to) Fixed Account...............        (65,282)        (57,458)        (13,865)        (67,620)
    Transfers between Investment Divisions..............         53,492         830,934         392,539         (20,619)
                                                           ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)...............        (34,906)        732,932         109,590        (317,511)
                                                           ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (933)            798          (4,633)          1,690
                                                           ------------    ------------    ------------    ------------
        Increase (decrease) in net assets...............        320,891         516,420       1,944,544        (856,017)
NET ASSETS:
    Beginning of year...................................        966,743         450,323       3,950,667       4,806,684
                                                           ------------    ------------    ------------    ------------
    End of year.........................................   $  1,287,634    $    966,743    $  5,895,211    $  3,950,667
                                                           ============    ============    ============    ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

          JANUS ASPEN
            SERIES
           WORLDWIDE                   MFS(R) INVESTORS                   MFS(R)                     T. ROWE PRICE
           GROWTH--                     TRUST SERIES--               RESEARCH SERIES--               EQUITY INCOME
     INSTITUTIONAL SHARES                INITIAL CLASS                 INITIAL CLASS                   PORTFOLIO
-------------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    (89,609)  $   (256,907)  $     (8,877)  $    (12,497)  $    (10,889)  $    (24,015)  $     44,326   $     34,843
      (2,561,847)       (30,997)      (190,457)      (220,278)      (376,376)      (742,264)      (334,973)      (377,385)
              --             --             --             --             --             --             --         12,287
      11,845,245    (18,693,223)       438,026       (212,203)       746,507         32,010      2,553,457     (1,513,847)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,193,789    (18,981,127)       238,692       (444,978)       359,242       (734,269)     2,262,810     (1,844,102)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         712,397      1,099,486         33,153         48,349         29,555         56,788        232,632        202,459
      (3,130,683)    (3,704,848)      (150,195)      (170,654)      (140,623)      (130,681)      (692,971)      (826,856)
        (434,608)      (614,543)       (10,701)       (18,246)       (18,307)       (81,354)      (110,885)      (163,779)
        (551,040)    (1,450,882)       (41,968)       (67,675)       (11,380)       (47,711)       (56,802)      (412,326)
      (4,206,750)    (4,631,282)        55,585       (150,555)       (69,633)      (408,004)     1,001,507      1,784,216
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (7,610,684)    (9,302,069)      (114,126)      (358,781)      (210,388)      (610,962)       373,481        583,714
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (23,270)        63,850           (597)         1,538           (876)         2,530         (5,467)         8,150
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,559,835    (28,219,346)       123,969       (802,221)       147,978     (1,342,701)     2,630,824     (1,252,238)
      46,780,439     74,999,785      1,355,516      2,157,737      1,733,744      3,076,445      9,767,585     11,019,823
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 48,340,274   $ 46,780,439   $  1,479,485   $  1,355,516   $  1,881,722   $  1,733,744   $ 12,398,409   $  9,767,585
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                               MAINSTAY VP
                                                             MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                               BOND--        APPRECIATION--         CASH
                                                            INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................    $38,739,432      $191,425,511       $32,112,983

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................        120,768           600,560           102,694
    Administrative charges...............................         10,064            50,047             8,558
                                                             -----------      ------------       -----------
      Total net assets...................................    $38,608,600      $190,774,904       $32,001,731
                                                             ===========      ============       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners.............................    $38,608,600      $190,774,904       $32,001,731
                                                             ===========      ============       ===========
    Variable accumulation
      unit value.........................................    $     16.52      $      20.77       $      1.34
                                                             ===========      ============       ===========
Identified Cost of Investment............................    $38,494,936      $224,075,421       $32,114,028
                                                             ===========      ============       ===========


                                                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               MID CAP           MID CAP          SMALL CAP
                                                               CORE--           GROWTH--          GROWTH--
                                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................    $2,814,430        $4,938,860        $4,784,617

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................         8,229            12,903            13,028
    Administrative charges...............................           686             1,075             1,086
                                                             ----------        ----------        ----------
      Total net assets...................................    $2,805,515        $4,924,882        $4,770,503
                                                             ==========        ==========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners.............................    $2,805,515        $4,924,882        $4,770,503
                                                             ==========        ==========        ==========
    Variable accumulation
      unit value.........................................    $    10.93        $     9.85        $     9.77
                                                             ==========        ==========        ==========
Identified Cost of Investment............................    $2,360,349        $4,359,191        $4,148,639
                                                             ==========        ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------
     $17,717,258       $8,155,798      $40,156,345      $ 89,905,050      $108,667,058      $171,669,312      $8,173,837

          52,327           24,024          127,016           283,134           332,074           537,902          24,848
           4,360            2,002           10,585            23,595            27,673            44,825           2,071
     -----------       ----------      -----------      ------------      ------------      ------------      ----------
     $17,660,571       $8,129,772      $40,018,744      $ 89,598,321      $108,307,311      $171,086,585      $8,146,918
     ===========       ==========      ===========      ============      ============      ============      ==========
     $17,660,571       $8,129,772      $40,018,744      $ 89,598,321      $108,307,311      $171,086,585      $8,146,918
     ===========       ==========      ===========      ============      ============      ============      ==========
     $     16.83       $    10.52      $     16.87      $      23.48      $      20.71      $      26.03      $    15.23
     ===========       ==========      ===========      ============      ============      ============      ==========
     $18,380,335       $7,380,946      $40,505,256      $112,896,152      $112,815,702      $177,173,845      $7,849,460
     ===========       ==========      ===========      ============      ============      ============      ==========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $122,265,528     $56,444,816       $5,397,116       $3,660,726      $10,429,338       $2,784,932       $10,778,382

          380,356         175,479           16,722           11,205           31,852            8,279            33,783
           31,697          14,623            1,393              934            2,654              690             2,815
     ------------     -----------       ----------       ----------      -----------       ----------       -----------
     $121,853,475     $56,254,714       $5,379,001       $3,648,587      $10,394,832       $2,775,963       $10,741,784
     ============     ===========       ==========       ==========      ===========       ==========       ===========
     $121,853,475     $56,254,714       $5,379,001       $3,648,587      $10,394,832       $2,775,963       $10,741,784
     ============     ===========       ==========       ==========      ===========       ==========       ===========
     $      20.60     $     18.71       $    10.35       $    10.63      $     12.82       $     9.20       $      8.68
     ============     ===========       ==========       ==========      ===========       ==========       ===========
     $130,934,126     $59,114,630       $5,769,761       $3,670,712      $14,740,002       $2,970,887       $19,014,060
     ============     ===========       ==========       ==========      ===========       ==========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003

                                                                                DREYFUS IP        FIDELITY(R)
                                                              CALVERT           TECHNOLOGY            VIP
                                                               SOCIAL            GROWTH--       CONTRAFUND(R)--
                                                              BALANCED        INITIAL SHARES     INITIAL CLASS
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $  5,297,227       $  2,586,794       $ 65,357,024

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges..................          16,039              6,869            205,049
    Administrative charges..............................           1,337                573             17,088
                                                            ------------       ------------       ------------
      Total net assets..................................    $  5,279,851       $  2,579,352       $ 65,134,887
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............................    $  5,279,851       $  2,579,352       $ 65,134,887
                                                            ============       ============       ============
    Variable accumulation
      unit value........................................    $      17.42       $       8.69       $      18.13
                                                            ============       ============       ============
Identified Cost of Investment...........................    $  5,879,216       $  2,239,852       $ 65,773,494
                                                            ============       ============       ============

                                                                                                   VAN KAMPEN
                                                                                                      UIF
                                                           T. ROWE PRICE         VAN ECK            EMERGING
                                                               EQUITY           WORLDWIDE           MARKETS
                                                               INCOME              HARD             EQUITY--
                                                             PORTFOLIO            ASSETS            CLASS I
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $ 12,622,315       $  1,555,670       $  6,789,914

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges..................          38,067              4,881             21,409
    Administrative charges..............................           3,172                407              1,784
                                                            ------------       ------------       ------------
      Total net assets..................................    $ 12,581,076       $  1,550,382       $  6,766,721
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............................    $ 12,581,076       $  1,550,382       $  6,766,721
                                                            ============       ============       ============
    Variable accumulation
      unit value........................................    $      12.41       $      12.49       $      10.53
                                                            ============       ============       ============
Identified Cost of Investment...........................    $ 11,709,277       $  1,129,761       $  7,847,679
                                                            ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

      FIDELITY(R)                                                       JANUS ASPEN
          VIP             FIDELITY(R)            JANUS ASPEN               SERIES                 MFS(R)
        EQUITY-               VIP                   SERIES               WORLDWIDE              INVESTORS
       INCOME--            MID CAP--              BALANCED--              GROWTH--            TRUST SERIES--
     INITIAL CLASS      SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------
      $27,932,600         $    338,358           $ 77,628,047           $ 58,908,092           $  1,905,469

           86,513                  693                243,088                188,855                  5,821
            7,210                   58                 20,257                 15,738                    485
      -----------         ------------           ------------           ------------           ------------
      $27,838,877         $    337,607           $ 77,364,702           $ 58,703,499           $  1,899,163
      ===========         ============           ============           ============           ============
      $27,838,877         $    337,607           $ 77,364,702           $ 58,703,499           $  1,899,163
      ===========         ============           ============           ============           ============
      $     16.22         $      11.43           $      19.17           $      14.83           $       8.69
      ===========         ============           ============           ============           ============
      $28,269,326         $    311,631           $ 83,668,306           $ 87,742,890           $  2,197,054
      ===========         ============           ============           ============           ============


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
         $  2,545,115
                7,916
                  660
         ------------
         $  2,536,539
         ============
         $  2,536,539
         ============
         $       8.77
         ============
         $  3,311,830
         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  1,594,768     $    378,975     $    266,309
  Mortality and expense risk charges........................       (508,314)      (2,058,745)        (469,810)
  Administrative charges....................................        (42,360)        (171,562)         (39,151)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................      1,044,094       (1,851,332)        (242,652)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      8,401,962       15,707,813       20,635,914
  Cost of investments sold..................................     (8,242,346)     (13,646,130)     (20,635,193)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        159,616        2,061,683              721
  Realized gain distribution received.......................        952,929               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (845,568)      38,994,787           (2,560)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        266,977       41,056,470           (1,839)
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  1,311,071     $ 39,205,138     $   (244,491)
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     10,043     $         --     $         --
  Mortality and expense risk charges........................        (21,598)         (22,644)         (28,595)
  Administrative charges....................................         (1,800)          (1,887)          (2,383)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................        (13,355)         (24,531)         (30,978)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        374,408          281,114          277,121
  Cost of investments sold..................................       (427,060)        (361,817)        (369,520)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        (52,652)         (80,703)         (92,399)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        621,902          744,755          947,084
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        569,250          664,052          854,685
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    555,895     $    639,521     $    823,707
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $    367,682     $     69,583     $  1,892,998     $    840,809     $  7,187,428     $  2,030,506     $    128,922
         (172,079)         (72,164)        (597,483)        (952,991)      (1,100,346)      (1,813,202)         (77,582)
          (14,340)          (6,014)         (49,790)         (79,416)         (91,696)        (151,100)          (6,465)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          181,263           (8,595)       1,245,725         (191,598)       5,995,386           66,204           44,875
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        1,270,946        1,016,460       18,301,893        7,208,711        5,493,144       12,640,660          838,427
       (1,411,324)      (1,163,252)     (16,635,531)      (8,779,576)      (7,823,422)     (10,369,022)        (984,559)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
         (140,378)        (146,792)       1,666,362       (1,570,865)      (2,330,278)       2,271,638         (146,132)
               --               --               --               --               --               --               --
        2,742,764        1,721,342       (2,732,456)      19,710,274       23,276,393       33,888,575        1,799,344
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        2,602,386        1,574,550       (1,066,094)      18,139,409       20,946,115       36,160,213        1,653,212
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  2,783,649     $  1,565,955     $    179,631     $ 17,947,811     $ 26,941,501     $ 36,226,417     $  1,698,087
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP
                                         AMERICAN       MAINSTAY VP      EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY          DREYFUS         MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME       LARGE COMPANY        GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $  2,128,753     $    763,307     $     67,304     $     25,657     $     15,915     $         --      $         --
       (1,379,588)        (586,307)         (53,625)         (35,846)        (107,600)         (23,911)         (105,469)
         (114,966)         (48,859)          (4,469)          (2,987)          (8,967)          (1,992)           (8,789)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
          634,199          128,141            9,210          (13,176)        (100,652)         (25,903)         (114,258)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       12,048,027        4,531,587          427,159          320,824        1,224,409          300,769           851,034
      (10,556,523)      (5,692,179)        (536,758)        (410,237)      (2,581,738)        (478,518)       (3,395,849)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
        1,491,504       (1,160,592)        (109,599)         (89,413)      (1,357,329)        (177,749)       (2,544,815)
               --               --               --               --               --               --                --
       17,119,610       12,592,971        1,221,881          830,830        3,564,637          801,800         5,697,832
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       18,611,114       11,432,379        1,112,282          741,417        2,207,308          624,051         3,153,017
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $ 19,245,313     $ 11,560,520     $  1,121,492     $    728,241     $  2,106,656     $    598,148      $  3,038,759
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     94,102     $         --     $    260,677
  Mortality and expense risk charges........................        (56,378)         (16,590)        (674,574)
  Administrative charges....................................         (4,698)          (1,382)         (56,214)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         33,026          (17,972)        (470,111)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        817,277          827,392        4,246,016
  Cost of investments sold..................................     (1,092,475)        (964,666)      (4,358,793)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (275,198)        (137,274)        (112,777)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,025,355          652,036       14,333,142
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        750,157          514,762       14,220,365
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    783,183     $    496,790     $ 13,750,254
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                              T. ROWE PRICE       VAN ECK             UIF
                                                                  EQUITY         WORLDWIDE         EMERGING
                                                                  INCOME            HARD            MARKETS
                                                                PORTFOLIO          ASSETS       EQUITY--CLASS I
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    171,848     $      5,030     $         --
  Mortality and expense risk charges........................       (117,174)         (13,786)         (63,053)
  Administrative charges....................................         (9,765)          (1,149)          (5,255)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         44,909           (9,905)         (68,308)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,240,737          460,728          669,112
  Cost of investments sold..................................     (1,406,522)        (484,195)      (1,056,779)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (165,785)         (23,467)        (387,667)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      2,338,791          479,541        2,624,261
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................      2,173,006          456,074        2,236,594
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  2,217,915     $    446,169     $  2,168,286
                                                               ============     ============     ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                                      JANUS
                                      JANUS           ASPEN
     FIDELITY(R)    FIDELITY(R)       ASPEN          SERIES          MFS(R)
         VIP            VIP          SERIES         WORLDWIDE       INVESTORS        MFS(R)
       EQUITY-       MID CAP--     BALANCED--       GROWTH--          TRUST         RESEARCH
      INCOME--        SERVICE     INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
    INITIAL CLASS   CLASS 2(A)       SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------
     $   414,517    $       --    $  1,653,180    $    595,234      $  11,404       $  14,971
        (278,359)         (664)       (892,005)       (643,123)       (20,366)        (27,197)
         (23,197)          (55)        (74,334)        (53,594)        (1,697)         (2,266)
     -----------    -----------   ------------    ------------      ---------       ---------
         112,961          (719)        686,841        (101,483)       (10,659)        (14,492)
     -----------    -----------   ------------    ------------      ---------       ---------
       2,090,511           439       8,015,683       7,081,894        276,926         295,124
      (2,868,576)         (406)     (7,250,576)     (7,887,165)      (402,008)       (634,664)
     -----------    -----------   ------------    ------------      ---------       ---------
        (778,065)           33         765,107        (805,271)      (125,082)       (339,540)
              --            --              --              --             --              --
       6,746,640        26,727       7,427,490      11,996,709        459,391         829,170
     -----------    -----------   ------------    ------------      ---------       ---------
       5,968,575        26,760       8,192,597      11,191,438        334,309         489,630
     -----------    -----------   ------------    ------------      ---------       ---------
     $ 6,081,536    $   26,041    $  8,879,438    $ 11,089,955      $ 323,650       $ 475,138
     ===========    ===========   ============    ============      =========       =========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003
and December 31, 2002


                                                                    MAINSTAY VP                       MAINSTAY VP
                                                                       BOND--                    CAPITAL APPRECIATION--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $   1,044,094    $   1,301,388    $  (1,851,332)   $  (2,593,419)
    Net realized gain (loss) on investments.............         159,616           69,833        2,061,683       10,427,762
    Realized gain distribution received.................         952,929           36,859               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        (845,568)       1,608,799       38,994,787      (92,131,777)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................       1,311,071        3,016,879       39,205,138      (84,297,434)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................       1,579,731        1,344,585        8,163,573       11,228,325
    Policyowners' surrenders............................      (3,627,258)      (4,907,524)     (12,873,317)     (16,366,897)
    Policyowners' annuity and death benefits............        (526,583)        (112,884)        (701,360)        (522,907)
    Net transfers from (to) Fixed Account...............      (1,092,843)      (1,135,693)      (1,756,594)      (6,065,031)
    Transfers between Investment Divisions..............      (1,016,399)       6,668,303       (5,280,795)     (14,251,537)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............      (4,683,352)       1,856,787      (12,448,493)     (25,978,047)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (3,834)          (7,409)         (96,674)         240,980
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............      (3,376,115)       4,866,257       26,659,971     (110,034,501)
NET ASSETS:
    Beginning of year...................................      41,984,715       37,118,458      164,114,933      274,149,434
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $  38,608,600    $  41,984,715    $ 190,774,904    $ 164,114,933
                                                           =============    =============    =============    =============

                                                                                                      MAINSTAY VP
                                                                    MAINSTAY VP                        HIGH YIELD
                                                                  GROWTH EQUITY--                   CORPORATE BOND--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $    (191,598)   $    (417,175)   $   5,995,386    $   6,870,135
    Net realized gain (loss) on investments.............      (1,570,865)      (2,355,526)      (2,330,278)      (6,585,487)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................      19,710,274      (25,786,705)      23,276,393         (258,134)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................      17,947,811      (28,559,406)      26,941,501           26,514
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................       3,342,807        4,313,042        3,270,921        2,650,428
    Policyowners' surrenders............................      (5,405,856)      (6,617,577)      (7,575,472)      (6,576,863)
    Policyowners' annuity and death benefits............        (335,306)        (172,151)        (437,740)        (389,229)
    Net transfers from (to) Fixed Account...............        (796,484)      (2,317,021)        (626,638)      (2,213,399)
    Transfers between Investment Divisions..............      (1,782,277)      (5,983,687)      11,653,149          (27,913)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............      (4,977,116)     (10,777,394)       6,284,220       (6,556,976)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         (44,604)          91,916          (79,507)           6,818
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............      12,926,091      (39,244,884)      33,146,214       (6,523,644)
NET ASSETS:
    Beginning of year...................................      76,672,230      115,917,114       75,161,097       81,684,741
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $  89,598,321    $  76,672,230    $ 108,307,311    $  75,161,097
                                                           =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
             MAINSTAY VP                    CONVERTIBLE--                  EQUITY INCOME--                  GOVERNMENT--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $    (242,652)  $      17,187   $     181,263   $     188,377   $      (8,595)  $        (575)  $   1,245,725   $     922,286
              721             995        (140,378)       (508,856)       (146,792)        (97,004)      1,666,362         231,033
               --             247              --              --              --              --              --              --
                 )
           (2,560           1,387       2,742,764      (1,064,378)      1,721,342      (1,014,773)     (2,732,456)      2,123,365
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
                 )
         (244,491          19,816       2,783,649      (1,384,857)      1,565,955      (1,112,352)        179,631       3,276,684
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,373,919       5,500,481         954,846         788,795         517,257         675,884       2,072,421       1,799,396
       (5,938,172)     (9,309,444)     (1,356,443)     (1,097,560)       (531,752)       (241,573)     (6,038,163)     (5,249,744)
         (117,244)       (114,952)        (86,916)        (29,742)             --              --        (659,433)       (155,299)
       (4,656,651)     (7,785,050)        (52,676)       (393,426)         43,107        (175,201)     (1,660,772)       (615,131)
       (5,935,611)     10,621,081       2,703,511         554,851       1,230,794       4,581,970      (6,224,742)     18,640,988
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (13,273,759)     (1,087,884)      2,162,322        (177,082)      1,259,406       4,841,080     (12,510,689)     14,420,210
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
                 )
             (699          (1,582)         (6,682)          4,700          (3,218)          3,006            (498)         (9,398)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (13,518,949)     (1,069,650)      4,939,289      (1,557,239)      2,822,143       3,731,734     (12,331,556)     17,687,496
       45,520,680      46,590,330      12,721,282      14,278,521       5,307,629       1,575,895      52,350,300      34,662,804
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  32,001,731   $  45,520,680   $  17,660,571   $  12,721,282   $   8,129,772   $   5,307,629   $  40,018,744   $  52,350,300
    =============   =============   =============   =============   =============   =============   =============   =============


                                                                             MainStay VP                     MainStay VP
             MainStay VP                     MainStay VP                       Mid Cap                         Mid Cap
          Indexed Equity--             International Equity--                  Core--                         Growth--
            Initial Class                   Initial Class                   Initial Class                   Initial Class
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $      66,204   $    (192,882)  $      44,875   $       5,715   $     (13,355)  $      (8,864)  $     (24,531)  $      (8,478)
        2,271,638       5,860,192        (146,132)       (112,905)        (52,652)        (89,934)        (80,703)        (76,471)
               --         577,278              --              --              --              --              --              --
       33,888,575     (54,446,220)      1,799,344        (295,558)        621,902        (176,817)        744,755        (180,174)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       36,226,417     (48,201,632)      1,698,087        (402,748)        555,895        (275,615)        639,521        (265,123)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,107,032       8,339,800         254,690         299,600         214,342         153,854         217,327         129,913
      (11,460,970)    (12,286,075)       (427,403)       (529,145)       (201,005)        (93,706)        (99,247)        (22,623)
         (336,662)       (772,346)        (81,768)        (19,452)         (2,544)             --              --              --
       (1,399,788)     (4,394,765)       (181,257)       (231,228)        (54,041)        (52,377)         20,262          (3,557)
         (801,584)     (9,572,551)        697,216         737,841         913,366       1,420,748       3,513,535         409,953
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (7,891,972)    (18,685,937)        261,478         257,616         870,118       1,428,519       3,651,877         513,686
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (89,976)        165,025          (4,640)          2,330          (1,220)            499          (1,212)            712
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       28,244,469     (66,722,544)      1,954,925        (142,802)      1,424,793       1,153,403       4,290,186         249,275
      142,842,116     209,564,660       6,191,993       6,334,795       1,380,722         227,319         634,696         385,421
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 171,086,585   $ 142,842,116   $   8,146,918   $   6,191,993   $   2,805,515   $   1,380,722   $   4,924,882   $     634,696
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                    MAINSTAY VP
                                                                     SMALL CAP                        MAINSTAY VP
                                                                      GROWTH--                       TOTAL RETURN--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (30,978)   $     (18,657)   $     634,199    $   1,335,974
    Net realized gain (loss) on investments.............         (92,399)         (80,780)       1,491,504        5,181,035
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         947,084         (403,761)      17,119,610      (33,712,754)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         823,707         (503,198)      19,245,313      (27,195,745)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         206,095          191,994        3,674,508        4,679,738
    Policyowners' surrenders............................        (169,871)        (156,771)      (9,982,600)     (10,962,974)
    Policyowners' annuity and death benefits............          (2,824)              --         (560,976)        (225,312)
    Net transfers from (to) Fixed Account...............         (31,705)         (63,428)      (1,106,315)      (4,796,546)
    Transfers between Investment Divisions..............       2,526,302        1,032,278       (1,908,328)      (6,610,896)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............       2,527,997        1,004,073       (9,883,711)     (17,915,990)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (1,705)           1,412          (48,666)          80,131
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       3,349,999          502,287        9,312,936      (45,031,604)
NET ASSETS:
    Beginning of year...................................       1,420,504          918,217      112,540,539      157,572,143
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $   4,770,503    $   1,420,504    $ 121,853,475    $ 112,540,539
                                                           =============    =============    =============    =============

                                                                    MAINSTAY VP
                                                                    LORD ABBETT                      ALGER AMERICAN
                                                                     DEVELOPING                          SMALL
                                                                      GROWTH--                      CAPITALIZATION--
                                                                   INITIAL CLASS                     CLASS O SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (25,903)   $     (24,941)   $    (114,258)   $    (121,841)
    Net realized gain (loss) on investments.............        (177,749)        (297,430)      (2,544,815)      (2,714,612)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         801,800         (371,847)       5,697,832         (246,775)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         598,148         (694,218)       3,038,759       (3,083,228)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         107,100          119,455          673,336          836,744
    Policyowners' surrenders............................        (103,030)        (219,547)        (503,418)        (597,321)
    Policyowners' annuity and death benefits............         (32,538)         (49,963)         (48,635)         (12,111)
    Net transfers from (to) Fixed Account...............         (29,995)         (50,001)         (76,214)        (165,909)
    Transfers between Investment Divisions..............         725,974           32,244          (31,703)        (761,757)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............         667,511         (167,812)          13,366         (700,354)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (1,259)           2,114           (7,682)           9,884
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       1,264,400         (859,916)       3,044,443       (3,773,698)
NET ASSETS:
    Beginning of year...................................       1,511,563        2,371,479        7,697,341       11,471,039
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $   2,775,963    $   1,511,563    $  10,741,784    $   7,697,341
                                                           =============    =============    =============    =============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                             MAINSTAY VP
                                             MAINSTAY VP                     MAINSTAY VP                     EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                  DREYFUS LARGE                    MANAGEMENT
               VALUE--                    INCOME & GROWTH--                COMPANY VALUE--                 GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $     128,141   $      14,568   $       9,210   $     (12,794)  $     (13,176)  $     (21,632)  $    (100,652)  $    (139,480)
       (1,160,592)       (826,602)       (109,599)       (189,245)        (89,413)        (72,813)     (1,357,329)     (2,837,809)
               --          92,053              --              --              --              --              --              --
       12,592,971     (13,820,581)      1,221,881        (916,806)        830,830        (770,432)      3,564,637      (1,028,373)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       11,560,520     (14,540,562)      1,121,492      (1,118,845)        728,241        (864,877)      2,106,656      (4,005,662)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,107,651       2,653,673         230,453         309,604         152,312         207,665         590,363         844,446
       (3,226,096)     (4,050,242)       (247,287)       (312,854)       (175,054)       (175,696)       (593,054)       (748,209)
         (202,840)       (103,816)             --          (4,410)           (206)           (221)         (8,081)        (12,242)
         (492,426)     (1,554,563)        (13,047)       (113,368)        (60,322)       (101,363)       (183,921)       (353,977)
         (316,134)     (1,100,652)        263,989        (186,786)        312,369         122,691         223,392      (1,544,556)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (2,129,845)     (4,155,600)        234,108        (307,814)        229,099          53,076          28,699      (1,814,538)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (26,246)         52,102          (2,663)          4,088          (1,749)          2,758          (4,901)         13,032
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        9,404,429     (18,644,060)      1,352,937      (1,422,571)        955,591        (809,043)      2,130,454      (5,807,168)
       46,850,285      65,494,345       4,026,064       5,448,635       2,692,996       3,502,039       8,264,378      14,071,546
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  56,254,714   $  46,850,285   $   5,379,001   $   4,026,064   $   3,648,587   $   2,692,996   $  10,394,832   $   8,264,378
    =============   =============   =============   =============   =============   =============   =============   =============

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $      33,026   $      68,425   $     (17,972)  $     (11,682)  $    (470,111)  $    (267,389)  $     112,961   $     116,063
         (275,198)       (274,093)       (137,274)       (111,479)       (112,777)       (318,717)       (778,065)       (900,503)
               --              --              --              --              --              --              --         607,169
        1,025,355        (530,048)        652,036        (355,651)     14,333,142      (6,024,464)      6,746,640      (5,075,158)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          783,183        (735,716)        496,790        (478,812)     13,750,254      (6,610,570)      6,081,536      (5,252,429)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          276,558         364,398         116,551          55,254       2,624,758       3,296,878       1,090,903       1,440,598
         (372,860)       (288,435)       (100,790)        (20,368)     (3,921,332)     (3,905,999)     (1,684,469)     (1,633,750)
           (1,790)        (17,872)             --              --         (93,403)       (170,613)        (90,592)        (62,206)
          (20,476)        (68,558)         58,636          (9,962)       (341,510)     (1,101,192)       (192,102)       (611,183)
           87,600        (129,414)      1,131,074         685,932         449,079      (1,010,918)        946,739        (359,331)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (30,968)       (139,881)      1,205,471         710,856      (1,282,408)     (2,891,844)         70,479      (1,225,872)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (1,866)          2,345          (1,120)          1,213         (34,982)         24,645         (14,757)         20,064
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          750,349        (873,252)      1,701,141         233,257      12,432,864      (9,477,769)      6,137,258      (6,458,237)
        4,529,502       5,402,754         878,211         644,954      52,702,023      62,179,792      21,701,619      28,159,856
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $   5,279,851   $   4,529,502   $   2,579,352   $     878,211   $  65,134,887   $  52,702,023   $  27,838,877   $  21,701,619
    =============   =============   =============   =============   =============   =============   =============   =============

      FIDELITY(R)
          VIP
       MID CAP--
        SERVICE
        CLASS 2
     -------------
        2003(a)
     -------------
     $        (719)
                33
                --
            26,727
     -------------
            26,041
     -------------
            20,381
              (616)
                --
             2,072
           289,765
     -------------
           311,602
     -------------
               (36)
     -------------
           337,607
                --
     -------------
     $     337,607
     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                                                      JANUS ASPEN
                                                                    JANUS ASPEN                          SERIES
                                                                       SERIES                          WORLDWIDE
                                                                     BALANCED--                         GROWTH--
                                                                INSTITUTIONAL SHARES              INSTITUTIONAL SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     686,841    $     890,174    $    (101,483)   $    (279,530)
    Net realized gain (loss) on investments.............         765,107          802,748         (805,271)        (223,424)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       7,427,490       (8,137,759)      11,996,709      (20,803,089)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................       8,879,438       (6,444,837)      11,089,955      (21,306,043)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................       4,105,865        5,018,859        2,784,585        4,265,751
    Policyowners' surrenders............................      (5,011,840)      (5,516,353)      (4,003,672)      (4,347,447)
    Policyowners' annuity and death benefits............        (171,143)        (383,401)        (124,863)         (87,640)
    Net transfers from (to) Fixed Account...............      (1,036,909)      (1,851,381)        (405,556)      (1,448,080)
    Transfers between Investment Divisions..............      (2,083,429)          27,040       (4,229,188)      (5,809,887)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............      (4,197,456)      (2,705,236)      (5,978,694)      (7,427,303)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         (22,113)          23,857          (27,953)          71,328
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       4,659,869       (9,126,216)       5,083,308      (28,662,018)
NET ASSETS:
    Beginning of year...................................      72,704,833       81,831,049       53,620,191       82,282,209
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $  77,364,702    $  72,704,833    $  58,703,499    $  53,620,191
                                                           =============    =============    =============    =============

                                                                    VAN KAMPEN
                                                                       UIF
                                                                 EMERGING MARKETS
                                                                 EQUITY--CLASS I
                                                           ----------------------------
                                                               2003            2002
                                                           ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $    (68,308)   $    (73,230)
    Net realized gain (loss) on investments.............       (387,667)       (189,325)
    Realized gain distribution received.................             --              --
    Change in unrealized appreciation (depreciation) on
      investments.......................................      2,624,261        (360,786)
                                                           ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations.................................      2,168,286        (623,341)
                                                           ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................        313,519         420,954
    Policyowners' surrenders............................       (379,216)       (448,323)
    Policyowners' annuity and death benefits............         (1,115)        (10,862)
    Net transfers from (to) Fixed Account...............        (54,330)       (148,538)
    Transfers between Investment Divisions..............        (93,483)        123,071
                                                           ------------    ------------
      Net contributions and (withdrawals)...............       (214,625)        (63,698)
                                                           ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         (5,488)          1,953
                                                           ------------    ------------
        Increase (decrease) in net assets...............      1,948,173        (685,086)
NET ASSETS:
    Beginning of year...................................      4,818,548       5,503,634
                                                           ------------    ------------
    End of year.........................................   $  6,766,721    $  4,818,548
                                                           ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

              MFS(R)                                                                                    VAN ECK
             INVESTORS                      MFS(R)                     T. ROWE PRICE                   WORLDWIDE
          TRUST SERIES--               RESEARCH SERIES--               EQUITY INCOME                     HARD
           INITIAL CLASS                 INITIAL CLASS                   PORTFOLIO                      ASSETS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    (10,659)  $    (14,406)  $    (14,492)  $    (27,947)  $     44,909   $     30,559   $     (9,905)  $     (9,021)
        (125,082)      (117,329)      (339,540)      (571,389)      (165,785)      (327,936)       (23,467)      (140,916)
              --             --             --             --             --         10,405             --             --
         459,391       (353,340)       829,170       (226,364)     2,338,791     (1,336,679)       479,541        (41,017)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         323,650       (485,075)       475,138       (825,700)     2,217,915     (1,623,651)       446,169       (190,954)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          83,484        117,662        117,375        226,643        625,531        660,346         37,174        101,244
        (150,725)      (146,516)      (106,965)      (163,951)      (648,151)      (752,276)      (133,495)      (104,975)
         (16,922)            --        (14,834)       (15,941)       (26,146)       (13,041)            --         (4,777)
         (10,069)       (52,463)       (27,126)       (83,365)      (175,971)      (328,146)           342        (37,082)
          20,692          7,097        (86,343)      (298,591)     2,047,551      1,070,614         53,825        911,772
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (73,540)       (74,220)      (117,893)      (335,205)     1,822,814        637,497        (42,154)       866,182
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (786)         1,661         (1,153)         2,823         (5,309)         6,970         (1,143)           657
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         249,324       (557,634)       356,092     (1,158,082)     4,035,420       (979,184)       402,872        675,885
       1,649,839      2,207,473      2,180,447      3,338,529      8,545,656      9,524,840      1,147,510        471,625
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  1,899,163   $  1,649,839   $  2,536,539   $  2,180,447   $ 12,581,076   $  8,545,656   $  1,550,382   $  1,147,510
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Convertible--Initial Class
MainStay VP Equity Income--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Indexed Equity--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income & Growth--Initial Class MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth Equity--Initial Class MainStay VP Lord Abbett Developing Growth-- Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I

    Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent, premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC subject to certain restrictions.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2003, the investments of Separate Account-I and Separate Account-II are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................        3,071            7,876           27,986
Identified cost.............................................     $ 40,853         $204,638         $ 27,988
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................        2,889            9,249           32,113
Identified cost.............................................     $ 38,495         $224,075         $ 32,114


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................          260              624              524
Identified cost.............................................     $  2,444         $  5,168         $  4,445
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................          255              522              481
Identified cost.............................................     $  2,360         $  4,359         $  4,149

  Investment activity for the year ended December 31, 2003, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $  6,268         $  2,382         $  9,087
Proceeds from sales.........................................       11,170           24,259           28,253
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $  5,708         $  1,375         $  7,076
Proceeds from sales.........................................        8,402           15,708           20,636


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $  1,264         $  5,000         $  3,320
Proceeds from sales.........................................          192              590              443
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $  1,234         $  3,919         $  2,782
Proceeds from sales.........................................          374              281              277

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
          2,023              708            4,448            4,101           16,027            6,553              765
       $ 22,598         $  6,826         $ 48,250         $ 97,629         $153,606         $152,290         $  8,787
          1,638              766            3,743            4,795           11,554            7,663              674
       $ 18,380         $  7,381         $ 40,505         $112,896         $112,816         $177,174         $  7,849

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
          7,165            3,499              465              261              748              266               565
       $125,021         $ 54,486         $  5,096         $  2,646         $ 11,075         $  2,286          $ 13,731
          7,673            3,773              521              360              916              325               620
       $130,934         $ 59,115         $  5,770         $  3,671         $ 14,740         $  2,971          $ 19,014

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
       $  5,707         $  2,243         $  7,215         $  1,388         $ 26,034         $  3,692         $  1,366
          2,768            1,262           28,047           10,058            8,897           16,298              861
       $  3,622         $  2,273         $  7,007         $  2,033         $ 17,805         $  4,794         $  1,146
          1,271            1,016           18,302            7,209            5,493           12,641              838

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $  4,110         $  2,475         $    773         $    512         $    964         $  1,027          $    727
         17,977            6,764              717              457            1,438              368             1,640
       $  2,774         $  2,531         $    672         $    538         $  1,151         $    945          $    752
         12,048            4,532              427              321            1,224              301               851

--------------------------------------------------------------------------------


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          INITIAL SHARES       INITIAL CLASS
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................          1,933                  224                2,073
Identified cost..........................................       $  3,789             $  1,832             $ 49,393
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................          3,013                  298                2,826
Identified cost..........................................       $  5,879             $  2,240             $ 65,773

                                                                                                         VAN KAMPEN
                                                                T. ROWE                                     UIF
                                                                 PRICE               VAN ECK              EMERGING
                                                                 EQUITY             WORLDWIDE             MARKETS
                                                                 INCOME                HARD               EQUITY--
                                                               PORTFOLIO              ASSETS              CLASS I
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................            616                   87                  654
Identified cost..........................................       $ 11,556             $    991             $  6,553
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................            625                  105                  751
Identified cost..........................................       $ 11,709             $  1,130             $  7,848


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          INITIAL SHARES       INITIAL CLASS
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $    822             $  2,210             $  1,868
Proceeds from sales......................................            507                1,232                4,453
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $    819             $  2,018             $  2,499
Proceeds from sales......................................            817                  827                4,246

                                                                                                         VAN KAMPEN
                                                                T. ROWE                                     UIF
                                                                 PRICE               VAN ECK              EMERGING
                                                                 EQUITY             WORLDWIDE             MARKETS
                                                                 INCOME                HARD               EQUITY--
                                                               PORTFOLIO              ASSETS              CLASS I
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $  2,243             $    385             $    669
Proceeds from sales......................................          1,823                  428                  615
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $  3,114             $    409             $    387
Proceeds from sales......................................          1,241                  461                  669

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN                SERIES                 MFS(R)
            VIP                    VIP                   SERIES                WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--               GROWTH--            TRUST SERIES--
       INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES    INSTITUTIONAL SHARES      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------
            1,100                     18                  2,366                   1,879                     91
          $25,674                $   404                $59,866                 $78,164                $ 1,669
            1,205                     14                  3,378                   2,281                    117
          $28,269                $   312                $83,668                 $87,743                $ 2,197


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
               141
           $ 2,669
               191
           $ 3,312

                                                                              JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN                SERIES                 MFS(R)
            VIP                    VIP                   SERIES                WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--               GROWTH--            TRUST SERIES--
       INITIAL CLASS        SERVICE CLASS 2(a)    INSTITUTIONAL SHARES    INSTITUTIONAL SHARES      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------
          $ 2,281                $   405                $ 2,896                 $   946                $   267
            4,069                      1                 11,921                   8,663                    391
          $ 2,276                $   312                $ 4,501                 $   992                $   192
            2,091                     --                  8,016                   7,082                    277


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
           $   128
               350
           $   162
               295

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:


                                                               MAINSTAY VP                     MAINSTAY VP
                                                                 BOND--                  CAPITAL APPRECIATION--
                                                              INITIAL CLASS                   INITIAL CLASS
                                                         -----------------------         -----------------------
                                                          2003            2002            2003            2002
                                                         -------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued...........................................      83             156             116             126
Units redeemed.........................................    (510)           (475)         (1,265)         (1,886)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (427)           (319)         (1,149)         (1,760)
                                                         ======          ======          ======          ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued...........................................      97             521             456             552
Units redeemed.........................................    (382)           (404)         (1,176)         (1,944)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (285)            117            (720)         (1,392)
                                                         ======          ======          ======          ======


                                                                                               MAINSTAY VP
                                                               MAINSTAY VP                     HIGH YIELD
                                                             GROWTH EQUITY--                CORPORATE BOND--
                                                              INITIAL CLASS                   INITIAL CLASS
                                                         -----------------------         -----------------------
                                                          2003            2002            2003            2002
                                                         -------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued...........................................      39              49           1,170             116
Units redeemed.........................................    (471)           (798)           (705)         (1,332)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (432)           (749)            465          (1,216)
                                                         ======          ======          ======          ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued...........................................     167             195             827             172
Units redeemed.........................................    (424)           (727)           (483)           (635)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (257)           (532)            344            (463)
                                                         ======          ======          ======          ======

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       MAINSTAY VP       CONVERTIBLE--    EQUITY INCOME--    GOVERNMENT--
     CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    -----------------   ---------------   ---------------   ---------------
     2003      2002      2003     2002     2003     2002     2003     2002
    -----------------------------------------------------------------------
        727    11,838      334       72      163      423       89    1,377
    (14,809)  (15,986)    (159)    (135)     (66)     (74)  (1,414)    (540)
    -------   -------   ------   ------   ------   ------   ------   ------
    (14,082)   (4,148)     175      (63)      97      349   (1,325)     837
    =======   =======   ======   ======   ======   ======   ======   ======
      2,517    11,987      238       88      193      530      123    1,252
    (12,425)  (12,800)    (101)    (107)     (62)     (48)    (872)    (372)
    -------   -------   ------   ------   ------   ------   ------   ------
     (9,908)     (813)     137      (19)     131      482     (749)     880
    =======   =======   ======   ======   ======   ======   ======   ======


       MAINSTAY VP            MAINSTAY VP           MAINSTAY VP        MAINSTAY VP
    INDEXED EQUITY--    INTERNATIONAL EQUITY--    MID CAP CORE--    MID CAP GROWTH--
      INITIAL CLASS          INITIAL CLASS         INITIAL CLASS      INITIAL CLASS
    -----------------   -----------------------   ---------------   -----------------
     2003      2002        2003         2002       2003     2002     2003      2002
    ---------------------------------------------------------------------------------
        88        96          83           28        119      138      517        86
      (678)   (1,308)        (53)         (70)       (10)     (26)      (8)      (14)
    ------    ------      ------       ------     ------   ------   ------    ------
      (590)   (1,212)         30          (42)       109      112      509        72
    ======    ======      ======       ======     ======   ======   ======    ======
       276       352          70           81        118      162      421        56
      (647)   (1,230)        (57)         (63)       (30)     (17)     (13)       (3)
    ------    ------      ------       ------     ------   ------   ------    ------
      (371)     (878)         13           18         88      145      408        53
    ======    ======      ======       ======     ======   ======   ======    ======

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP
                                                         MAINSTAY VP            TOTAL
                                                     SMALL CAP GROWTH--       RETURN--
                                                        INITIAL CLASS       INITIAL CLASS
                                                     -------------------   ---------------
                                                       2003       2002      2003     2002
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      357        143        49       56
Units redeemed.....................................      (17)       (19)     (830)  (1,478)
                                                      ------     ------    ------   ------
  Net increase (decrease)..........................      340        124      (781)  (1,422)
                                                      ======     ======    ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................      312        136       198      245
Units redeemed.....................................      (27)       (29)     (736)  (1,233)
                                                      ------     ------    ------   ------
  Net increase (decrease)..........................      285        107      (538)    (988)
                                                      ======     ======    ======   ======

                                                       MAINSTAY VP           ALGER
                                                       LORD ABBETT         AMERICAN
                                                       DEVELOPING            SMALL
                                                        GROWTH--       CAPITALIZATION--
                                                      INITIAL CLASS     CLASS O SHARES
                                                     ---------------   -----------------
                                                      2003     2002     2003      2002
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      84        4       28        31
Units redeemed.....................................      (8)     (55)    (155)     (194)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      76      (51)    (127)     (163)
                                                     ======   ======   ======    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................      99       19       96       114
Units redeemed.....................................     (22)     (41)    (104)     (221)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      77      (22)      (8)     (107)
                                                     ======   ======   ======    ======

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                        MainStay VP       MainStay VP       MainStay VP
                         American           Dreyfus         Eagle Asset
                          Century            Large          Management
      MainStay VP         Income            Company           Growth
        Value--         & Growth--          Value--          Equity--
     Initial Class     Initial Class     Initial Class     Initial Class
    ---------------   ---------------   ---------------   ---------------
     2003     2002     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------------------------
        43       55       40        8       36        6       32       13
      (332)    (526)     (39)     (85)     (33)     (52)     (77)    (221)
    ------   ------   ------   ------   ------   ------   ------   ------
      (289)    (471)       1      (77)       3      (46)     (45)    (208)
    ======   ======   ======   ======   ======   ======   ======   ======
       133      152       55       33       49       32       67       69
      (275)    (433)     (29)     (70)     (26)     (29)     (71)    (237)
    ------   ------   ------   ------   ------   ------   ------   ------
      (142)    (281)      26      (37)      23        3       (4)    (168)
    ======   ======   ======   ======   ======   ======   ======   ======


                        DREYFUS IP        FIDELITY(R)       FIDELITY(R)
        CALVERT         TECHNOLOGY            VIP               VIP
        SOCIAL           GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--
       BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    ---------------   ---------------   ---------------   ---------------
     2003     2002     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------------------------
        35        2      120       78       77       42       42       25
       (19)     (28)      (3)      (5)    (233)    (355)    (194)    (255)
    ------   ------   ------   ------   ------   ------   ------   ------
        16      (26)     117       73     (156)    (313)    (152)    (230)
    ======   ======   ======   ======   ======   ======   ======   ======
        22       23      159       90      194      212      142      100
       (25)     (34)     (13)      (5)    (287)    (418)    (147)    (210)
    ------   ------   ------   ------   ------   ------   ------   ------
        (3)     (11)     146       85      (93)    (206)      (5)    (110)
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------


                                                                                           JANUS ASPEN
                                                                         JANUS ASPEN         SERIES
                                                       FIDELITY(R)         SERIES           WORLDWIDE
                                                           VIP           BALANCED--         GROWTH--
                                                        MID CAP--       INSTITUTIONAL     INSTITUTIONAL
                                                     SERVICE CLASS 2       SHARES            SHARES
                                                     ---------------   ---------------   ---------------
                                                         2003(a)        2003     2002     2003     2002
                                                     ---------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................          38            62       54       56       77
Units redeemed.....................................          --          (595)    (515)    (658)    (769)
                                                         ------        ------   ------   ------   ------
  Net increase (decrease)..........................          38          (533)    (461)    (602)    (692)
                                                         ======        ======   ======   ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................          30           232      281      222      297
Units redeemed.....................................          --          (466)    (449)    (689)    (865)
                                                         ------        ------   ------   ------   ------
  Net increase (decrease)..........................          30          (234)    (168)    (467)    (568)
                                                         ======        ======   ======   ======   ======

                                                                          VAN KAMPEN
                                                         VAN ECK              UIF
                                                        WORLDWIDE      EMERGING MARKETS
                                                          HARD             EQUITY--
                                                         ASSETS             CLASS I
                                                     ---------------   -----------------
                                                      2003     2002     2003      2002
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................       4       79       51        12
Units redeemed.....................................     (12)     (16)     (45)      (65)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      (8)      63        6       (53)
                                                     ======   ======   ======    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................       8       97       39        58
Units redeemed.....................................     (15)     (17)     (72)      (76)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      (7)      80      (33)      (18)
                                                     ======   ======   ======    ======

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

        MFS(R)
       INVESTORS          MFS(R)
         TRUST           RESEARCH        T. ROWE PRICE
       SERIES--          SERIES--        EQUITY INCOME
     INITIAL CLASS     INITIAL CLASS       PORTFOLIO
    ---------------   ---------------   ---------------
     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------
        10        6        4        7      105      166
       (28)     (53)     (32)     (84)     (81)    (134)
    ------   ------   ------   ------   ------   ------
       (18)     (47)     (28)     (77)      24       32
    ======   ======   ======   ======   ======   ======
        13       16       15       28      243      143
       (23)     (26)     (32)     (71)     (82)    (105)
    ------   ------   ------   ------   ------   ------
       (10)     (10)     (17)     (43)     161       38
    ======   ======   ======   ======   ======   ======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2003, 2002, 2001, 2000 and 1999.


                                                                                MAINSTAY VP
                                                                                   BOND--
                                                                               INITIAL CLASS
                                                            ----------------------------------------------------
                                                              2003       2002       2001       2000       1999
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 41,042   $ 46,620   $ 47,865   $ 32,640   $ 35,121
Units Outstanding.......................................       2,485      2,912      3,231      2,376      2,772
Variable Accumulation Unit Value........................    $  16.52   $  16.01   $  14.81   $  13.73   $  12.67
Total Return............................................        3.2%       8.1%       7.9%       8.4%      (2.8%)
Investment Income Ratio.................................        3.7%       4.4%       5.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 38,609   $ 41,985   $ 37,118   $ 26,843   $ 29,092
Units Outstanding.......................................       2,337      2,623      2,506      1,954      2,296
Variable Accumulation Unit Value........................    $  16.52   $  16.01   $  14.81   $  13.73   $  12.67
Total Return............................................        3.2%       8.1%       7.9%       8.4%      (2.8%)
Investment Income Ratio.................................        3.8%       4.7%       5.6%


                                                                                MAINSTAY VP
                                                                               CONVERTIBLE--
                                                                               INITIAL CLASS
                                                            ----------------------------------------------------
                                                              2003       2002       2001       2000       1999
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 21,812   $ 15,632   $ 18,165   $ 18,477   $ 15,551
Units Outstanding.......................................       1,293      1,118      1,181      1,160        915
Variable Accumulation Unit Value........................    $  16.87   $  13.99   $  15.39   $  15.93   $  16.99
Total Return............................................       20.7%      (9.1%)     (3.4%)     (6.2%)     40.1%
Investment Income Ratio.................................        2.5%       2.7%       3.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 17,661   $ 12,721   $ 14,279   $ 14,151   $ 10,572
Units Outstanding.......................................       1,049        912        931        891        624
Variable Accumulation Unit Value........................    $  16.83   $  13.95   $  15.34   $  15.89   $  16.95
Total Return............................................       20.7%      (9.1%)     (3.4%)     (6.2%)     40.1%
Investment Income Ratio.................................        2.6%       2.7%       3.6%


                                                                                MAINSTAY VP
                                                                                   GROWTH
                                                                                  EQUITY--
                                                                               INITIAL CLASS
                                                            ----------------------------------------------------
                                                              2003       2002       2001       2000       1999
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 76,639   $ 69,575   $111,911   $155,720   $159,724
Units Outstanding.......................................       3,264      3,696      4,445      5,062      4,954
Variable Accumulation Unit Value........................    $  23.48   $  18.82   $  25.17   $  30.76   $  32.24
Total Return............................................       24.7%     (25.2%)    (18.2%)     (4.6%)     28.3%
Investment Income Ratio.................................        1.0%       0.8%       0.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 89,598   $ 76,672   $115,917   $149,085   $148,880
Units Outstanding.......................................       3,816      4,073      4,605      4,847      4,618
Variable Accumulation Unit Value........................    $  23.48   $  18.82   $  25.17   $  30.76   $  32.24
Total Return............................................       24.7%     (25.2%)    (18.2%)     (4.6%)     28.3%
Investment Income Ratio.................................        1.1%       0.9%       0.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



                        MAINSTAY VP
                   CAPITAL APPRECIATION--                                      MAINSTAY VP
                       INITIAL CLASS                                         CASH MANAGEMENT
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $162,444   $148,622   $260,390   $391,389   $458,213   $ 27,888   $ 46,990   $ 52,540   $ 40,116   $ 58,742
       7,820      8,969     10,729     12,222     12,611     20,884     34,967     39,115     30,612     46,932
    $  20.77   $  16.57   $  24.27   $  32.02   $  36.34   $   1.34   $   1.34   $   1.34   $   1.31   $   1.25
       25.4%     (31.7%)    (24.2%)    (11.9%)     23.8%      (0.6%)        --       2.5%       4.7%       3.5%
        0.2%       0.1%       0.1%                             0.7%       1.3%       3.7%
    $190,775   $164,115   $274,149   $390,194   $441,013   $ 32,002   $ 45,521   $ 46,590   $ 34,555   $ 59,715
       9,184      9,904     11,296     12,184     12,137     23,965     33,873     34,686     26,368     47,710
    $  20.77   $  16.57   $  24.27   $  32.02   $  36.34   $   1.34   $   1.34   $   1.34   $   1.31   $   1.25
       25.4%     (31.7%)    (24.2%)    (11.9%)     23.8%      (0.6%)        --       2.5%       4.7%       3.5%
        0.2%       0.1%       0.1%                             0.7%       1.3%       3.7%


             MAINSTAY VP
                EQUITY                                   MAINSTAY VP
               INCOME--                                  GOVERNMENT--
            INITIAL CLASS                               INITIAL CLASS
    ------------------------------   ----------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $  7,511   $  5,089   $  2,564   $ 47,553   $ 69,501   $ 51,150   $ 39,319   $ 68,787
         704        607        258      2,819      4,144      3,307      2,677      5,186
    $  10.67   $   8.38   $   9.94   $  16.87   $  16.77   $  15.47   $  14.69   $  13.26
       27.3%     (15.7%)     (0.6%)      0.6%       8.4%       5.3%      10.8%      (3.0%)
        1.2%       1.1%       2.0%       3.5%       3.4%       4.4%
    $  8,130   $  5,308   $  1,576   $ 40,019   $ 52,350   $ 34,663   $ 26,217   $ 38,114
         773        643        161      2,373      3,121      2,241      1,784      2,873
    $  10.52   $   8.26   $   9.80   $  16.87   $  16.77   $  15.47   $  14.69   $  13.26
       27.3%     (15.7%)     (2.0%)      0.6%       8.4%       5.3%      10.8%      (3.0%)
        1.2%       1.3%       1.9%       3.8%       3.6%       4.4%


                        MAINSTAY VP                                            MAINSTAY VP
                         HIGH YIELD                                              INDEXED
                      CORPORATE BOND--                                           EQUITY--
                       INITIAL CLASS                                          INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $150,241   $104,452   $122,288   $126,771   $155,130   $146,296   $127,742   $198,864   $258,393   $296,442
       7,248      6,783      7,999      8,588      9,761      5,621      6,211      7,423      8,368      8,592
    $  20.73   $  15.40   $  15.29   $  14.76   $  15.89   $  26.03   $  20.57   $  26.79   $  30.88   $  34.50
       34.6%       0.7%       3.6%      (7.1%)     11.4%      26.5%     (23.2%)    (13.2%)    (10.5%)     19.1%
        7.9%       9.5%      10.8%                             1.3%       1.2%       0.9%
    $108,307   $ 75,161   $ 81,685   $ 84,097   $100,712   $171,087   $142,842   $209,565   $258,158   $288,936
       5,231      4,886      5,349      5,703      6,344      6,574      6,945      7,823      8,360      8,375
    $  20.71   $  15.38   $  15.27   $  14.75   $  15.88   $  26.03   $  20.57   $  26.79   $  30.88   $  34.50
       34.6%       0.7%       3.6%      (7.1%)     11.4%      26.5%     (23.2%)    (13.2%)    (10.5%)     19.1%
        7.8%       9.9%      10.9%                             1.3%       1.2%       1.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                           MainStay VP
                                                                          International
                                                                            Equity--
                                                                          Initial Class
                                                           -------------------------------------------
                                                            2003     2002     2001     2000     1999
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $9,245   $6,847   $7,779   $9,775   $12,680
Units Outstanding.......................................      607      577      619      660       692
Variable Accumulation Unit Value........................   $15.22   $11.86   $12.57   $14.81   $ 18.31
Total Return............................................    28.3%    (5.6%)  (15.1%)  (19.1%)    26.4%
Investment Income Ratio.................................     2.0%     1.3%     1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $8,147   $6,192   $6,335   $8,082   $10,019
Units Outstanding.......................................      535      522      504      545       547
Variable Accumulation Unit Value........................   $15.23   $11.87   $12.58   $14.82   $ 18.32
Total Return............................................    28.3%    (5.6%)  (15.1%)  (19.1%)    26.4%
Investment Income Ratio.................................     2.0%     1.4%     1.3%


                                                                               MainStay VP
                                                                              Total Return--
                                                                              Initial Class
                                                           ----------------------------------------------------
                                                             2003       2002       2001       2000       1999
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $113,786   $109,940   $163,607   $216,119   $246,863
Units Outstanding.......................................      5,524      6,305      7,727      8,998      9,703
Variable Accumulation Unit Value........................   $  20.60   $  17.44   $  21.17   $  24.02   $  25.44
Total Return............................................      18.1%     (17.6%)    (11.8%)     (5.6%)     15.5%
Investment Income Ratio.................................       1.8%       2.2%       2.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $121,853   $112,541   $157,572   $195,651   $217,421
Units Outstanding.......................................      5,915      6,454      7,442      8,146      8,546
Variable Accumulation Unit Value........................   $  20.60   $  17.44   $  21.17   $  24.02   $  25.44
Total Return............................................      18.1%     (17.6%)    (11.8%)     (5.6%)     15.5%
Investment Income Ratio.................................       1.9%       2.3%       2.4%

                                                                          MainStay VP
                                                                            Dreyfus
                                                                             Large
                                                                            Company
                                                                            Value--
                                                                         Initial Class
                                                           ------------------------------------------
                                                            2003     2002     2001     2000     1999
                                                           ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $2,648   $2,073   $3,229   $2,879   $2,380
Units Outstanding.......................................      253      250      296      249      216
Variable Accumulation Unit Value........................   $10.49   $ 8.30   $10.90   $11.57   $10.99
Total Return............................................    26.3%   (23.9%)   (5.7%)    5.2%     5.3%
Investment Income Ratio.................................     0.9%     0.5%     0.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $3,649   $2,693   $3,502   $3,147   $2,402
Units Outstanding.......................................      343      320      317      268      216
Variable Accumulation Unit Value........................   $10.63   $ 8.41   $11.05   $11.72   $11.14
Total Return............................................    26.3%   (23.9%)   (5.7%)    5.2%     5.3%
Investment Income Ratio.................................     0.9%     0.6%     0.7%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



             MainStay VP                MainStay VP                MainStay VP
               Mid Cap                    Mid Cap                   Small Cap
               Core--                     Growth--                  Growth--
            Initial Class              Initial Class              Initial Class
      -------------------------   ------------------------   -----------------------
       2003     2002      2001     2003     2002     2001     2003     2002    2001
      ------------------------------------------------------------------------------
      $2,859   $ 1,250   $  388   $5,892   $  682   $  278   $5,197   $1,381   $ 725
         262       153       41      609      101       29      541      201      77
      $10.91   $  8.16   $ 9.49   $ 9.67   $ 6.77   $ 9.60   $ 9.60   $ 6.87   $9.45
       33.7%    (14.1%)   (5.1%)   42.9%   (29.5%)   (4.0%)   39.9%   (27.4%)  (5.5%)
        0.6%      0.4%     0.6%       --       --       --       --       --      --
      $2,806   $ 1,381   $  227   $4,925   $  635   $  385   $4,771   $1,421   $ 918
         257       169       24      500       92       39      489      203      96
      $10.93   $  8.17   $ 9.51   $ 9.85   $ 6.89   $ 9.78   $ 9.77   $ 6.98   $9.61
       33.7%    (14.1%)   (4.9%)   42.9%   (29.5%)   (2.2%)   39.9%   (27.4%)  (3.9%)
        0.6%      0.4%     0.7%       --       --       --       --       --      --

                                                                       MainStay VP
                                                                         American
                                                                         Century
                        MainStay VP                                      Income &
                          Value--                                        Growth--
                       Initial Class                                  Initial Class
      -----------------------------------------------   ------------------------------------------
       2003      2002      2001      2000      1999      2003     2002     2001     2000     1999
      --------------------------------------------------------------------------------------------
      $52,162   $45,782   $67,728   $69,989   $71,689   $4,797   $3,770   $5,537   $6,863   $7,246
        2,796     3,086     3,557     3,643     4,158      464      463      540      604      562
      $ 18.65   $ 14.84   $ 19.04   $ 19.21   $ 17.24   $10.35   $ 8.15   $10.25   $11.35   $12.89
        25.7%    (22.1%)    (0.9%)    11.4%      7.4%    27.0%   (20.6%)   (9.7%)  (11.9%)   16.1%
         1.5%      1.3%      1.4%                         1.5%     1.0%     0.8%
      $56,255   $46,850   $65,494   $64,042   $64,967   $5,379   $4,026   $5,449   $6,127   $6,320
        3,007     3,149     3,430     3,324     3,758      520      494      531      540      491
      $ 18.71   $ 14.88   $ 19.09   $ 19.27   $ 17.29   $10.35   $ 8.15   $10.25   $11.35   $12.89
        25.7%    (22.1%)    (0.9%)    11.4%      7.4%    27.0%   (20.6%)   (9.7%)  (11.9%)   16.1%
         1.6%      1.3%      1.4%                         1.5%     1.0%     0.8%

                       MainStay VP                                    MainStay VP
                       Eagle Asset                                        Lord
                        Management                                       Abbett
                          Growth                                       Developing
                         Equity--                                       Growth--
                      Initial Class                                  Initial Class
      ----------------------------------------------   ------------------------------------------
       2003      2002      2001      2000      1999     2003     2002     2001     2000     1999
      -------------------------------------------------------------------------------------------
      $ 8,487   $ 7,167   $13,064   $31,171   $6,150   $2,275   $1,150   $2,131   $2,785   $2,600
          668       713       921     1,810      317      248      171      222      266      198
      $ 12.71   $ 10.05   $ 14.18   $ 17.22   $19.38   $ 9.18   $ 6.72   $ 9.58   $10.47   $13.11
        26.4%    (29.1%)   (17.6%)   (11.1%)   63.4%    36.7%   (29.9%)   (8.5%)  (20.1%)   30.5%
         0.2%      0.1%        --                          --       --       --
      $10,395   $ 8,264   $14,072   $21,032   $6,595   $2,776   $1,512   $2,371   $3,176   $2,334
          811       815       983     1,211      337      302      225      247      303      178
      $ 12.82   $ 10.14   $ 14.31   $ 17.37   $19.55   $ 9.20   $ 6.73   $ 9.60   $10.50   $13.14
        26.4%    (29.1%)   (17.8%)   (11.1%)   63.4%    36.7%   (29.9%)   (8.5%)  (20.1%)   30.5%
         0.2%      0.1%        --                          --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                               Alger
                                                                              American
                                                                               Small
                                                                          Capitalization--
                                                                           Class O Shares
                                                           ----------------------------------------------
                                                            2003      2002     2001      2000      1999
                                                           ----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 9,788   $7,752   $12,031   $20,098   $19,592
Units Outstanding.......................................     1,127    1,254     1,417     1,648     1,154
Variable Accumulation Unit Value........................   $  8.68   $ 6.18   $  8.49   $ 12.20   $ 16.98
Total Return............................................     40.5%   (27.2%)   (30.4%)   (28.1%)    41.6%
Investment Income Ratio.................................        --       --      0.1%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $10,742   $7,697   $11,471   $17,694   $15,723
Units Outstanding.......................................     1,237    1,245     1,352     1,451       926
Variable Accumulation Unit Value........................   $  8.68   $ 6.18   $  8.49   $ 12.20   $ 16.97
Total Return............................................     40.5%   (27.2%)   (30.4%)   (28.1%)    41.6%
Investment Income Ratio.................................        --       --      0.1%


                                                                             FIDELITY(R)
                                                                                 VIP
                                                                           CONTRAFUND(R)--
                                                                            INITIAL CLASS
                                                           -----------------------------------------------
                                                            2003      2002      2001      2000      1999
                                                           -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $47,782   $39,960   $49,755   $62,679   $65,214
Units Outstanding.......................................     2,584     2,741     3,054     3,332     3,195
Variable Accumulation Unit Value........................   $ 18.49   $ 14.58   $ 16.29   $ 18.81   $ 20.41
Total Return............................................     26.8%    (10.5%)   (13.4%)    (7.8%)    22.7%
Investment Income Ratio.................................      0.5%      0.9%      0.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $65,135   $52,702   $62,180   $74,681   $73,194
Units Outstanding.......................................     3,592     3,685     3,891     4,048     3,657
Variable Accumulation Unit Value........................   $ 18.13   $ 14.30   $ 15.98   $ 18.45   $ 20.02
Total Return............................................     26.8%    (10.5%)   (13.4%)    (7.8%)    22.7%
Investment Income Ratio.................................      0.5%      0.8%      0.8%

                                                                              Janus Aspen
                                                                                Series
                                                                               Worldwide
                                                                               Growth--
                                                                         Institutional Shares
                                                           -------------------------------------------------
                                                            2003      2002      2001       2000       1999
                                                           -------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $48,340   $46,780   $75,000   $112,441   $105,142
Units Outstanding.......................................     3,265     3,867     4,559      5,233      4,073
Variable Accumulation Unit Value........................   $ 14.80   $ 12.10   $ 16.45   $  21.49   $  25.81
Total Return............................................     22.4%    (26.5%)   (23.4%)    (16.8%)     62.3%
Investment Income Ratio.................................      1.1%      0.9%      0.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $58,703   $53,620   $82,282   $117,641   $107,877
Units Outstanding.......................................     3,957     4,424     4,992      5,465      4,171
Variable Accumulation Unit Value........................   $ 14.83   $ 12.12   $ 16.48   $  21.53   $  25.86
Total Return............................................     22.4%    (26.5%)   (23.4%)    (16.8%)     62.3%
Investment Income Ratio.................................      1.1%      0.9%      0.5%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



                                                          Dreyfus IP
                       Calvert                            Technology
                        Social                             Growth--
                       Balanced                         Initial Shares
      ------------------------------------------   ------------------------
       2003     2002     2001     2000     1999     2003     2002     2001
      ---------------------------------------------------------------------
      $3,387   $2,646   $3,485   $4,189   $4,466   $1,938   $  595   $  261
         195      179      205      226      230      216       99       26
      $17.40   $14.78   $17.04   $18.55   $19.40   $ 8.95   $ 6.01   $10.05
       17.8%   (13.3%)   (8.1%)   (4.4%)   10.8%    49.0%   (40.2%)    0.5%
        2.2%     2.6%     3.6%                         --       --       --
      $5,280   $4,530   $5,403   $5,717   $5,746   $2,579   $  878   $  645
         303      306      317      308      296      297      151       66
      $17.42   $14.79   $17.06   $18.57   $19.42   $ 8.69   $ 5.83   $ 9.75
       17.8%   (13.3%)   (8.1%)   (4.4%)   10.8%    49.0%   (40.2%)   (2.5%)
        2.0%     2.7%     3.7%                         --       --       --


                                                          FIDELITY(R)                       JANUS ASPEN
                      FIDELITY(R) VIP                         VIP                             SERIES
                      EQUITY-INCOME--                      MID CAP--                        BALANCED--
                       INITIAL CLASS                    SERVICE CLASS 2                INSTITUTIONAL SHARES
      -----------------------------------------------   ---------------   -----------------------------------------------
       2003      2002      2001      2000      1999          2003          2003      2002      2001      2000      1999
      -------------------------------------------------------------------------------------------------------------------
      $25,421   $21,694   $30,023   $34,017   $31,368       $  431        $54,194   $57,185   $70,409   $81,758   $66,858
        1,556     1,708     1,938     2,060     2,033           38          2,834     3,367     3,828     4,183     3,300
      $ 16.34   $ 12.70   $ 15.49   $ 16.52   $ 15.43       $11.24        $ 19.12   $ 16.99   $ 18.39   $ 19.55   $ 20.26
        28.7%    (18.0%)    (6.2%)     7.0%      5.0%        12.4%          12.6%     (7.7%)    (5.9%)    (3.5%)    25.1%
         1.9%      1.8%      1.9%                               --           2.2%      2.4%      2.6%
      $27,839   $21,702   $28,160   $29,719   $28,289       $  338        $77,365   $72,705   $81,831   $85,386   $68,823
        1,716     1,721     1,831     1,813     1,847           30          4,035     4,269     4,437     4,357     3,387
      $ 16.22   $ 12.61   $ 15.38   $ 16.39   $ 15.32       $11.43        $ 19.17   $ 17.03   $ 18.44   $ 19.60   $ 20.32
        28.7%    (18.0%)    (6.2%)     7.0%      5.0%        14.3%          12.6%     (7.7%)    (5.9%)    (3.5%)    25.1%
         1.8%      1.8%      1.7%                               --           2.2%      2.4%      2.6%

                        MFS(R)
                      INVESTORS
                        TRUST                                        MFS(R)
                       SERIES--                                RESEARCH SERIES--
                    INITIAL CLASS                                INITIAL CLASS
      ------------------------------------------   ------------------------------------------
       2003     2002     2001     2000     1999     2003     2002     2001     2000     1999
      ---------------------------------------------------------------------------------------
      $1,479   $1,356   $2,158   $2,729   $2,381   $1,882   $1,734   $3,076   $3,995   $2,175
         175      193      240      252      217      212      240      317      320      164
      $ 8.45   $ 7.01   $ 8.99   $10.83   $10.99   $ 8.89   $ 7.22   $ 9.69   $12.47   $13.27
       20.6%   (22.0%)  (17.0%)   (1.4%)    5.3%    23.1%   (25.5%)  (22.3%)   (6.1%)   22.4%
        0.6%     0.6%     0.5%                       0.7%     0.3%       --
      $1,899   $1,650   $2,207   $2,673   $2,399   $2,537   $2,180   $3,339   $3,891   $2,171
         219      229      239      240      212      289      306      349      316      166
      $ 8.69   $ 7.21   $ 9.24   $11.13   $11.30   $ 8.77   $ 7.13   $ 9.57   $12.31   $13.10
       20.6%   (22.0%)  (17.0%)   (1.4%)    5.3%    23.1%   (25.5%)  (22.3%)   (6.1%)   22.4%
        0.7%     0.5%     0.5%                       0.7%     0.3%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                          T. Rowe Price
                                                                              Equity
                                                                              Income
                                                                            Portfolio
                                                           --------------------------------------------
                                                            2003      2002     2001      2000     1999
                                                           --------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $12,398   $9,768   $11,020   $6,827   $4,089
Units Outstanding.......................................     1,007      982       950      590      394
Variable Accumulation Unit Value........................   $ 12.32   $ 9.94   $ 11.59   $11.58   $10.37
Total Return............................................     23.9%   (14.2%)     0.2%    11.6%     2.4%
Investment Income Ratio.................................      1.7%     1.6%      1.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $12,581   $8,546   $ 9,525   $5,604   $4,047
Units Outstanding.......................................     1,014      853       815      480      387
Variable Accumulation Unit Value........................   $ 12.41   $10.02   $ 11.68   $11.67   $10.45
Total Return............................................     23.9%   (14.2%)     0.2%    11.6%     2.4%
Investment Income Ratio.................................      1.8%     1.6%      1.5%


                                                                            Van Eck
                                                                           Worldwide
                                                                             Hard
                                                                            Assets
                                                           -----------------------------------------
                                                            2003     2002     2001     2000    1999
                                                           -----------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $1,288   $  967   $  450   $  504   $ 531
Units Outstanding.......................................      105      113       50       50      58
Variable Accumulation Unit Value........................   $12.30   $ 8.59   $ 8.95   $10.13   $9.21
Total Return............................................    43.2%    (4.1%)  (11.6%)   10.0%   19.4%
Investment Income Ratio.................................     0.5%     0.4%     1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $1,550   $1,148   $  472   $  466   $ 356
Units Outstanding.......................................      124      132       52       45      38
Variable Accumulation Unit Value........................   $12.49   $ 8.72   $ 9.09   $10.29   $9.36
Total Return............................................    43.2%    (4.1%)  (11.6%)   10.0%   19.4%
Investment Income Ratio.................................     0.4%     0.4%     1.0%

                                                                           Van Kampen
                                                                              UIF
                                                                        Emerging Markets
                                                                            Equity--
                                                                            Class I
                                                           ------------------------------------------
                                                            2003     2002     2001     2000     1999
                                                           ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $5,895   $3,951   $4,807   $5,962   $8,207
Units Outstanding.......................................      564      558      611      699      578
Variable Accumulation Unit Value........................   $10.45   $ 7.08   $ 7.87   $ 8.53   $14.21
Total Return............................................    47.7%   (10.1%)   (7.7%)  (40.0%)   93.2%
Investment Income Ratio.................................       --       --       --
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $6,767   $4,819   $5,504   $6,288   $7,307
Units Outstanding.......................................      642      676      694      732      510
Variable Accumulation Unit Value........................   $10.53   $ 7.13   $ 7.93   $ 8.59   $14.32
Total Return............................................    47.7%   (10.1%)   (7.7%)  (40.0%)   93.3%
Investment Income Ratio.................................       --       --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond (Initial Class), MainStay VP Capital Appreciation (Initial Class), MainStay VP Cash Management, MainStay VP Convertible (Initial Class), MainStay VP Equity Income (Initial Class), MainStay VP Government (Initial Class), MainStay VP Growth Equity (Initial Class), MainStay VP High Yield Corporate Bond (Initial Class), MainStay VP Indexed Equity (Initial Class), MainStay VP International Equity (Initial Class), MainStay VP Mid Cap Core (Initial Class), MainStay VP Mid Cap Growth (Initial Class), MainStay VP Small Cap Growth (Initial Class), MainStay VP Total Return (Initial Class), MainStay VP Value (Initial Class), MainStay VP American Century Income and Growth (Initial Class), MainStay VP Dreyfus Large Company Value (Initial Class), MainStay VP Eagle Asset Management Growth Equity (Initial Class), MainStay VP Lord Abbett Developing Growth (Initial Class), Alger American Small Capitalization (Class O Shares), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Fidelity(R) VIP Mid Cap (Service Class 2), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), MFS(R) Investors Trust Series (Initial Class), MFS(R) Research Series (Initial Class), T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets and Van Kampen UIF Emerging Markets Equity (Class I) Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-I and the NYLIAC Variable Annuity Separate Account-II) at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 18, 2004

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $281,491,655     $415,078,798     $240,252,733

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        975,985        1,377,139          850,799
    Administrative charges..................................         86,074          156,122           75,148
                                                               ------------     ------------     ------------
      Total net assets......................................   $280,429,596     $413,545,537     $239,326,786
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $196,826,934     $377,778,664     $163,924,962
    Series II Policies......................................      1,536,010          976,001        3,795,633
    Series III Policies.....................................     64,492,060       25,919,084       50,235,964
    Series IV Policies......................................     17,219,042        8,811,868       16,441,223
    Series V Policies.......................................        355,550           59,920        2,061,058
    Series VI Policies......................................             --               --        2,867,946
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $280,429,596     $413,545,537     $239,326,786
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      15.60     $      16.26     $       1.26
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      12.68     $       6.11     $       1.04
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.43     $       5.57     $       1.03
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.10     $       9.34     $       0.99
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      10.80     $      11.47     $       0.99
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.99
                                                               ============     ============     ============
Identified Cost of Investment...............................   $284,161,133     $609,781,783     $240,260,046
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $225,571,667      $108,998,352      $250,740,814      $321,145,238       $781,539,107      $629,673,231      $ 49,420,626

          744,765           367,536           904,960         1,084,918          2,571,527         2,106,182           163,694
           70,535            29,738            78,826           116,546            252,333           221,589            14,731
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $224,756,367      $108,601,078      $249,757,028      $319,943,774       $778,715,247      $627,345,460      $ 49,242,201
     ============      ============      ============      ============       ============      ============      ============
     $169,401,723      $ 60,032,730      $169,700,725      $278,264,551       $617,550,735      $535,415,018      $ 34,845,056
        1,598,769           678,336         1,957,393         1,076,570          4,850,580         1,788,250           424,752
       41,468,924        30,860,627        59,898,565        31,600,772        118,929,937        70,811,691        10,624,757
       12,094,335        11,462,658        17,692,012         8,754,461         35,842,156        19,066,553         3,285,353
          192,616           301,990           508,333           247,420          1,541,839           263,948            62,283
               --                --                --                --                 --                --                --
               --         5,264,737                --                --                 --                --                --
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $224,756,367      $108,601,078      $249,757,028      $319,943,774       $778,715,247      $627,345,460      $ 49,242,201
     ============      ============      ============      ============       ============      ============      ============
     $      16.81      $      10.53      $      15.17      $      20.33       $      20.42      $      20.74      $      15.63
     ============      ============      ============      ============       ============      ============      ============
     $       9.50      $      10.45      $      12.07      $       7.10       $      12.95      $       7.87      $       9.54
     ============      ============      ============      ============       ============      ============      ============
     $       9.10      $      10.63      $      11.94      $       7.14       $      12.73      $       7.65      $       9.57
     ============      ============      ============      ============       ============      ============      ============
     $      11.17      $      10.29      $      10.78      $      10.07       $      12.99      $      10.37      $      11.30
     ============      ============      ============      ============       ============      ============      ============
     $      12.44      $      10.37      $      10.52      $      11.37       $      13.75      $      12.39      $      12.49
     ============      ============      ============      ============       ============      ============      ============
     $         --      $         --      $         --      $         --       $         --      $         --      $         --
     ============      ============      ============      ============       ============      ============      ============
     $228,463,133      $ 95,120,552      $257,542,935      $405,439,495       $754,934,893      $717,959,063      $ 41,642,306
     ============      ============      ============      ============       ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 40,295,500     $ 60,695,252     $ 66,428,112

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        139,474          197,908          219,594
    Administrative charges..................................         11,431           15,767           18,035
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 40,144,595     $ 60,481,577     $ 66,190,483
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $ 20,056,137     $ 31,975,772     $ 35,348,343
    Series II Policies......................................        169,895          198,156          426,344
    Series III Policies.....................................     11,573,045       17,706,361       17,969,552
    Series IV Policies......................................      4,278,444        5,924,322        7,513,804
    Series V Policies.......................................         45,152          106,641          125,736
    Series VI Policies......................................             --               --               --
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........      4,021,922        4,570,325        4,806,704
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 40,144,595     $ 60,481,577     $ 66,190,483
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      10.73     $       9.14     $       9.61
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      11.57     $      11.68     $       9.86
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      11.13     $       9.32     $       9.56
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      10.88     $      10.01     $      10.35
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      12.90     $      14.50     $      11.55
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 33,451,207     $ 52,231,692     $ 54,980,971
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $265,255,934      $252,411,214      $ 54,148,915      $ 49,770,097      $118,372,306      $ 33,087,455       $ 73,565,190

          871,156           848,719           182,966           168,488           393,173           112,893            255,876
           94,855            85,030            18,415            14,771            40,425            11,000             25,846
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $264,289,923      $251,477,465      $ 53,947,534      $ 49,586,838      $117,938,708      $ 32,963,562       $ 73,283,468
     ============      ============      ============      ============      ============      ============       ============
     $233,916,898      $202,324,162      $ 44,045,243      $ 34,700,757      $ 97,271,033      $ 19,240,137       $ 60,347,281
        1,895,161         1,071,648           309,133           374,346           633,190           225,438            417,902
       21,510,490        36,810,977         7,574,438        11,629,940        16,376,702         5,666,582         10,454,791
        6,661,945        11,040,621         2,017,889         2,835,354         3,610,169         1,394,271          2,009,805
          305,429           230,057               831            46,441            47,614             8,299             53,689
               --                --                --                --                --                --                 --
               --                --                --                --                --         6,428,835                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $264,289,923      $251,477,465      $ 53,947,534      $ 49,586,838      $117,938,708      $ 32,963,562       $ 73,283,468
     ============      ============      ============      ============      ============      ============       ============
     $      17.01      $      18.22      $      10.07      $      10.18      $      12.44      $       8.30       $       8.63
     ============      ============      ============      ============      ============      ============       ============
     $       7.83      $      10.64      $       8.33      $       9.43      $       6.96      $       7.95       $       6.05
     ============      ============      ============      ============      ============      ============       ============
     $       7.50      $      10.17      $       8.17      $       9.31      $       5.95      $       7.99       $       5.61
     ============      ============      ============      ============      ============      ============       ============
     $      10.29      $       9.63      $      10.34      $      10.07      $       9.97      $      10.54       $      11.49
     ============      ============      ============      ============      ============      ============       ============
     $      11.67      $      10.43      $      11.44      $      13.28      $      12.08      $      13.13       $      13.52
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $312,941,517      $256,545,046      $ 56,310,038      $ 48,379,852      $161,542,876      $ 34,556,127       $ 65,284,259
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  2,557,892     $    394,811     $  4,039,805

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         10,142            1,502           16,183
    Administrative charges..................................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $  2,547,750     $    393,309     $  4,023,622
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $         --     $         --     $         --
    Series II Policies......................................             --               --               --
    Series III Policies.....................................      2,414,573          361,331        3,889,221
    Series IV Policies......................................             --               --               --
    Series V Policies.......................................             --               --               --
    Series VI Policies......................................        133,177           31,978          134,401
                                                               ------------     ------------     ------------
      Total net assets......................................   $  2,547,750     $    393,309     $  4,023,622
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       8.24     $      10.16     $       8.13
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      11.29     $      12.59     $      10.99
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  2,390,927     $    317,294     $  3,777,272
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
     $  1,503,759      $ 39,185,735      $ 30,948,307      $348,451,969      $226,324,755      $647,368,020

            6,001           129,021           104,816         1,172,793           759,108         2,189,150
               --            11,704             7,345           122,395            74,264           228,565
     ------------      ------------      ------------      ------------      ------------      ------------
     $  1,497,758      $ 39,045,010      $ 30,836,146      $347,156,781      $225,491,383      $644,950,305
     ============      ============      ============      ============      ============      ============
     $         --      $ 27,683,129      $ 17,740,484      $291,995,341      $179,593,774      $541,658,519
               --           125,261           182,486         1,321,231           876,892         2,620,416
        1,411,906         8,418,633        10,675,905        41,756,895        36,551,550        79,153,982
               --         2,279,058         2,205,573        11,684,897         8,098,792        21,003,960
               --            69,851            31,698           398,417           370,375           513,428
           85,852           469,078                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------
     $  1,497,758      $ 39,045,010      $ 30,836,146      $347,156,781      $225,491,383      $644,950,305
     ============      ============      ============      ============      ============      ============
     $         --      $      16.73      $       8.75      $      18.44      $      16.07      $      19.17
     ============      ============      ============      ============      ============      ============
     $         --      $       8.71      $      10.67      $       9.69      $      10.46      $       9.94
     ============      ============      ============      ============      ============      ============
     $       7.48      $       8.46      $       8.89      $       9.31      $      10.30      $       9.36
     ============      ============      ============      ============      ============      ============
     $         --      $      10.85      $      10.65      $      10.93      $      10.47      $      10.33
     ============      ============      ============      ============      ============      ============
     $         --      $      11.81      $      14.17      $      12.99      $      10.54      $      10.72
     ============      ============      ============      ============      ============      ============
     $      11.78      $      10.80      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============
     $  1,325,792      $ 42,134,866      $ 27,033,952      $351,283,357      $220,147,608      $696,376,267
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $294,660,871     $ 32,136,685     $ 41,069,235

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................      1,002,517          109,775          138,838
    Administrative charges..................................        112,938           10,376           13,805
                                                               ------------     ------------     ------------
      Total net assets......................................   $293,545,416     $ 32,016,534     $ 40,916,592
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $266,038,707     $ 24,571,808     $ 33,394,846
    Series II Policies......................................      1,136,224          340,194          306,806
    Series III Policies.....................................     20,011,225        5,794,625        6,172,368
    Series IV Policies......................................      6,274,886        1,236,039        1,035,007
    Series V Policies.......................................         84,374           73,868            7,565
    Series VI Policies......................................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $293,545,416     $ 32,016,534     $ 40,916,592
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      14.70     $       8.52     $       8.84
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       6.27     $       7.55     $       6.27
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       5.75     $       7.43     $       6.00
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $       9.52     $       9.80     $       9.69
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      12.13     $      12.46     $      11.82
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $462,648,906     $ 35,506,755     $ 54,420,307
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  2,151,853      $  8,339,716      $173,151,584      $ 18,110,097      $ 40,606,593

               8,105            27,263           586,919            57,916           133,174
                 395             1,778            50,663             4,282            13,559
        ------------      ------------      ------------      ------------      ------------
        $  2,143,353      $  8,310,675      $172,514,002      $ 18,047,899      $ 40,459,860
        ============      ============      ============      ============      ============
        $    869,987      $  4,336,129      $117,893,849      $ 10,239,249      $ 33,055,195
              15,925            69,468         1,524,115           190,123           697,420
           1,138,057         3,203,607        41,614,651         5,745,470         5,409,110
             104,184           619,296        11,020,235         1,461,248         1,279,211
              15,200            82,175           461,152            63,455            18,924
                  --                --                --           348,354                --
        ------------      ------------      ------------      ------------      ------------
        $  2,143,353      $  8,310,675      $172,514,002      $ 18,047,899      $ 40,459,860
        ============      ============      ============      ============      ============
        $       9.01      $       8.49      $      12.25      $      12.72      $      10.46
        ============      ============      ============      ============      ============
        $      10.62      $       8.75      $      11.70      $      12.62      $       7.55
        ============      ============      ============      ============      ============
        $       8.49      $       8.81      $      11.45      $      12.79      $       8.77
        ============      ============      ============      ============      ============
        $      13.64      $      12.22      $      10.17      $      12.04      $      11.62
        ============      ============      ============      ============      ============
        $      12.22      $      11.85      $      10.36      $      15.24      $      14.95
        ============      ============      ============      ============      ============
        $         --      $         --      $         --      $      13.42      $         --
        ============      ============      ============      ============      ============
        $  1,760,232      $  7,498,859      $157,810,480      $ 14,076,561      $ 40,088,707
        ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                                   MAINSTAY VP
                                                                MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                                   BOND--         APPRECIATION--     CONVERTIBLE--
                                                               SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 18,941,930       $ 14,929,391       $ 22,679,603

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          50,616             39,486             57,364
    Administrative charges..................................           2,741              2,228              3,362
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 18,888,573       $ 14,887,677       $ 22,618,877
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $  2,928,687       $  2,759,547       $  3,817,332
    Series II Policies......................................              --                 --                 --
    Series III Policies.....................................       6,344,021          5,334,317          7,798,273
    Series IV Policies......................................       5,866,660          4,522,004          7,040,181
    Series V Policies.......................................         406,643             85,801            533,306
    Series VI Policies......................................       3,342,562          2,186,008          3,429,785
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 18,888,573       $ 14,887,677       $ 22,618,877
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $       9.91       $      11.15       $      10.99
                                                                ============       ============       ============
    Series II variable accumulation unit value..............    $         --       $         --       $         --
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $       9.91       $      11.26       $      11.03
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $       9.92       $      11.14       $      10.94
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $       9.83       $      10.98       $      10.91
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $       9.89       $      11.12       $      10.85
                                                                ============       ============       ============
Identified Cost of Investment...............................    $ 19,909,146       $ 14,022,189       $ 21,741,928
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                               MAINSTAY VP
      MAINSTAY VP                           MAINSTAY VP         HIGH YIELD        MAINSTAY VP        MAINSTAY VP
         EQUITY          MAINSTAY VP           GROWTH           CORPORATE           INDEXED         INTERNATIONAL
        INCOME--         GOVERNMENT--         EQUITY--            BOND--            EQUITY--           EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $ 16,652,432       $ 13,142,328       $  9,825,268       $ 76,633,149       $ 38,215,590       $  8,603,386

            42,658             35,676             26,102            194,565             97,127             21,502
             2,224              2,356              1,599             11,970              6,160              1,225
      ------------       ------------       ------------       ------------       ------------       ------------
      $ 16,607,550       $ 13,104,296       $  9,797,567       $ 76,426,614       $ 38,112,303       $  8,580,659
      ============       ============       ============       ============       ============       ============
      $  2,399,475       $  2,650,681       $  1,841,526       $ 10,501,050       $  6,828,019       $  1,339,837
                --                 --                 --                 --                 --                 --
         6,442,796          4,086,876          3,093,844         28,302,309         13,604,362          2,932,528
         5,125,156          4,146,705          3,340,320         25,511,548         11,687,631          2,848,538
           121,519            420,525             37,730          2,900,866          1,343,565             78,476
         2,518,604          1,799,509          1,484,147          9,210,841          4,648,726          1,381,280
      ------------       ------------       ------------       ------------       ------------       ------------
      $ 16,607,550       $ 13,104,296       $  9,797,567       $ 76,426,614       $ 38,112,303       $  8,580,659
      ============       ============       ============       ============       ============       ============
      $      11.60       $       9.75       $      11.40       $      11.41       $      11.26       $      11.74
      ============       ============       ============       ============       ============       ============
      $         --       $         --       $         --       $         --       $         --       $         --
      ============       ============       ============       ============       ============       ============
      $      11.72       $       9.69       $      11.34       $      11.35       $      11.20       $      11.55
      ============       ============       ============       ============       ============       ============
      $      11.59       $       9.76       $      11.40       $      11.47       $      11.26       $      11.60
      ============       ============       ============       ============       ============       ============
      $      11.51       $       9.74       $      11.32       $      11.36       $      11.24       $      11.28
      ============       ============       ============       ============       ============       ============
      $      11.57       $       9.73       $      11.38       $      11.39       $      11.24       $      11.37
      ============       ============       ============       ============       ============       ============
      $ 15,254,867       $ 13,603,849       $  9,164,923       $ 77,060,182       $ 35,870,989       $  7,873,214
      ============       ============       ============       ============       ============       ============


       MAINSTAY VP
         MID CAP
          CORE--
      SERVICE CLASS
     ----------------
       $  8,452,485
             21,487
              1,313
       ------------
       $  8,429,685
       ============
       $  1,476,689
                 --
          2,774,125
          2,676,982
            182,618
          1,319,271
       ------------
       $  8,429,685
       ============
       $      11.80
       ============
       $         --
       ============
       $      11.72
       ============
       $      11.73
       ============
       $      11.78
       ============
       $      11.64
       ============
       $  7,792,473
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                                                                  MID CAP           SMALL CAP            TOTAL
                                                                  GROWTH--           GROWTH--           RETURN--
                                                               SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 15,782,007       $ 13,654,247       $ 11,718,281

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          39,035             33,856             29,993
    Administrative charges..................................           2,287              1,952              1,529
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 15,740,685       $ 13,618,439       $ 11,686,759
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $  2,376,133       $  2,354,900       $  1,835,410
    Series II Policies......................................              --                 --                 --
    Series III Policies.....................................       5,125,372          4,734,537          4,276,405
    Series IV Policies......................................       5,111,200          4,234,902          3,248,182
    Series V Policies.......................................         186,489             92,630            159,163
    Series VI Policies......................................       2,941,491          2,201,470          2,167,599
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 15,740,685       $ 13,618,439       $ 11,686,759
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $      12.07       $      12.24       $      10.73
                                                                ============       ============       ============
    Series II variable accumulation unit value..............    $         --       $         --       $         --
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $      11.82       $      12.32       $      10.71
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $      11.83       $      12.01       $      10.86
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $      11.61       $      11.71       $      10.57
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $      12.05       $      12.21       $      10.56
                                                                ============       ============       ============
Identified Cost of Investment...............................    $ 14,725,822       $ 12,729,700       $ 11,399,845
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                           AMERICAN           DREYFUS          EAGLE ASSET            LORD              ALGER
                           CENTURY             LARGE            MANAGEMENT           ABBETT            AMERICAN
      MAINSTAY VP           INCOME            COMPANY             GROWTH           DEVELOPING           SMALL
        VALUE--           & GROWTH--          VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES
    ---------------------------------------------------------------------------------------------------------------
      $ 14,555,134       $  3,964,304       $  5,722,509       $  7,134,548       $  4,249,899       $  4,368,568

            37,929             10,266             14,680             18,886             10,714              9,838
             2,218                540                832                908                589                665
      ------------       ------------       ------------       ------------       ------------       ------------
      $ 14,514,987       $  3,953,498       $  5,706,997       $  7,114,754       $  4,238,596       $  4,358,065
      ============       ============       ============       ============       ============       ============
      $  2,571,892       $    503,305       $    820,893       $    820,021       $    637,332       $    670,576
                --                 --                 --                 --                 --                 --
         5,057,908          1,437,244          1,807,339          2,736,879          1,458,094          1,576,259
         4,598,124          1,388,520          2,039,361          2,232,605          1,358,322          1,594,368
           160,283             23,962            132,665             60,418             63,982             22,090
         2,126,780            600,467            906,739          1,264,831            720,866            494,772
      ------------       ------------       ------------       ------------       ------------       ------------
      $ 14,514,987       $  3,953,498       $  5,706,997       $  7,114,754       $  4,238,596       $  4,358,065
      ============       ============       ============       ============       ============       ============
      $      11.55       $      11.07       $      11.32       $      11.11       $      11.63       $      12.16
      ============       ============       ============       ============       ============       ============
      $         --       $         --       $         --       $         --       $         --       $         --
      ============       ============       ============       ============       ============       ============
      $      11.48       $      11.38       $      11.29       $      11.08       $      11.47       $      12.15
      ============       ============       ============       ============       ============       ============
      $      11.72       $      11.32       $      11.29       $      11.09       $      11.62       $      12.11
      ============       ============       ============       ============       ============       ============
      $      11.48       $      11.19       $      11.21       $      10.77       $      11.41       $      11.96
      ============       ============       ============       ============       ============       ============
      $      11.52       $      11.23       $      11.28       $      11.06       $      11.77       $      12.15
      ============       ============       ============       ============       ============       ============
      $ 13,476,739       $  3,695,137       $  5,316,202       $  6,733,272       $  4,087,202       $  4,103,371
      ============       ============       ============       ============       ============       ============


        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      SERVICE SHARES
     ----------------
       $  8,216,750
             21,256
              1,198
       ------------
       $  8,194,296
       ============
       $  1,226,378
                 --
          2,882,982
          2,683,507
             99,542
          1,301,887
       ------------
       $  8,194,296
       ============
       $      11.77
       ============
       $         --
       ============
       $      11.67
       ============
       $      11.68
       ============
       $      11.64
       ============
       $      11.65
       ============
       $  7,749,646
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                               FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN
                                                   VIP                VIP                VIP               SERIES
                                             CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--
                                             SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $ 19,266,269       $ 17,293,382       $  5,073,547       $ 24,706,059

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....          47,674             42,987              8,708             66,549
    Administrative charges.................           2,896              2,641                645              3,907
                                               ------------       ------------       ------------       ------------
      Total net assets.....................    $ 19,215,699       $ 17,247,754       $  5,064,194       $ 24,635,603
                                               ============       ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $  3,715,408       $  2,887,693       $  2,237,229       $  4,308,274
    Series II Policies.....................              --                 --                884                 --
    Series III Policies....................       7,143,032          5,732,982          1,206,920          8,227,854
    Series IV Policies.....................       5,521,044          4,826,845          1,081,562          7,589,914
    Series V Policies......................         316,475            822,934             39,063            440,682
    Series VI Policies.....................       2,519,740          2,977,300            498,536          4,068,879
                                               ------------       ------------       ------------       ------------
      Total net assets.....................    $ 19,215,699       $ 17,247,754       $  5,064,194       $ 24,635,603
                                               ============       ============       ============       ============
    Series I variable accumulation unit
      value................................    $      11.69       $      11.53       $      11.27       $      10.52
                                               ============       ============       ============       ============
    Series II variable accumulation unit
      value................................    $         --       $         --       $      10.17       $         --
                                               ============       ============       ============       ============
    Series III variable accumulation unit
      value................................    $      11.59       $      11.37       $      11.23       $      10.57
                                               ============       ============       ============       ============
    Series IV variable accumulation unit
      value................................    $      11.82       $      11.48       $      11.41       $      10.51
                                               ============       ============       ============       ============
    Series V variable accumulation unit
      value................................    $      11.48       $      11.54       $      10.77       $      10.50
                                               ============       ============       ============       ============
    Series VI variable accumulation unit
      value................................    $      11.49       $      11.44       $      11.43       $      10.51
                                               ============       ============       ============       ============
Identified Cost of Investment..............    $ 17,933,084       $ 15,792,975       $  4,776,452       $ 23,788,962
                                               ============       ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                     NEUBERGER
      JANUS ASPEN           MFS(R)                                                     BERMAN
         SERIES           INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE
       WORLDWIDE            TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY
        GROWTH--           SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME
     SERVICE SHARES     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II
    -----------------------------------------------------------------------------------------------------------------
      $  7,190,436       $  1,122,060       $  1,779,131        $    158,147        $    520,012       $ 17,875,231

            18,831              2,933              5,048                 259               1,443             23,397
             1,111                170                275                  16                 121              2,748
      ------------       ------------       ------------        ------------        ------------       ------------
      $  7,170,494       $  1,118,957       $  1,773,808        $    157,872        $    518,448       $ 17,849,086
      ============       ============       ============        ============        ============       ============
      $  1,397,674       $    135,394       $    381,921        $      3,248        $      6,122       $  2,505,846
                --                 --                 --                  --                  --                 --
         2,542,406            314,404            637,442              80,322             105,243          5,783,339
         2,225,544            468,692            460,107              62,558             268,997          5,370,233
            21,616             13,100             15,428              11,041              81,978            932,600
           983,254            187,367            278,910                 703              56,108          3,257,068
      ------------       ------------       ------------        ------------        ------------       ------------
      $  7,170,494       $  1,118,957       $  1,773,808        $    157,872        $    518,448       $ 17,849,086
      ============       ============       ============        ============        ============       ============
      $      11.53       $      10.86       $      11.02        $      10.83        $      10.91       $      11.20
      ============       ============       ============        ============        ============       ============
      $         --       $         --       $         --        $         --        $         --       $         --
      ============       ============       ============        ============        ============       ============
      $      11.45       $      10.94       $      10.95        $      11.41        $      10.98       $      11.16
      ============       ============       ============        ============        ============       ============
      $      11.44       $      10.97       $      10.75        $      11.46        $      11.32       $      11.23
      ============       ============       ============        ============        ============       ============
      $      11.31       $      10.92       $      11.05        $      11.50        $      11.12       $      11.13
      ============       ============       ============        ============        ============       ============
      $      11.23       $      10.88       $      11.13        $      11.39        $      11.13       $      11.16
      ============       ============       ============        ============        ============       ============
      $  6,638,353       $  1,052,659       $  1,659,816        $    146,971        $    492,371       $ 16,551,492
      ============       ============       ============        ============        ============       ============

       VAN KAMPEN
          UIF
        EMERGING
        MARKETS
        EQUITY--
        CLASS II
    ---------------
       $  2,877,060
              5,629
                272
       ------------
       $  2,871,159
       ============
       $    423,808
                 --
          1,421,611
            729,045
                 64
            296,631
       ------------
       $  2,871,159
       ============
       $      13.71
       ============
       $         --
       ============
       $      13.20
       ============
       $      13.65
       ============
       $      10.57
       ============
       $      13.25
       ============
       $  2,642,078
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2003

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  11,549,843       $     820,426       $   2,106,947
  Mortality and expense risk charges...................       (3,974,431)         (4,669,596)         (4,136,336)
  Administrative charges...............................         (359,840)           (534,349)           (352,932)
                                                           -------------       -------------       -------------
      Net investment income (loss).....................        7,215,572          (4,383,519)         (2,382,321)
                                                           -------------       -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       61,395,208          43,994,528         922,365,690
  Cost of investments sold.............................      (59,050,277)        (80,114,794)       (922,369,397)
                                                           -------------       -------------       -------------
      Net realized gain (loss) on investments..........        2,344,931         (36,120,266)             (3,707)
  Realized gain distribution received..................        6,901,429                  --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       (7,897,548)        124,526,805             (11,386)
                                                           -------------       -------------       -------------
      Net gain (loss) on investments...................        1,348,812          88,406,539             (15,093)
                                                           -------------       -------------       -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   8,564,384       $  84,023,020       $  (2,397,414)
                                                           =============       =============       =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             MID CAP            SMALL CAP
                                                              CORE--             GROWTH--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $     144,593       $          --      $            --
  Mortality and expense risk charges...................         (384,897)           (454,492)            (558,158)
  Administrative charges...............................          (32,907)            (36,968)             (46,427)
                                                           -------------       -------------      ---------------
      Net investment income (loss).....................         (273,211)           (491,460)            (604,585)
                                                           -------------       -------------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................        3,450,282           2,348,747            5,190,139
  Cost of investments sold.............................       (3,569,781)         (2,856,206)          (6,343,502)
                                                           -------------       -------------      ---------------
      Net realized gain (loss) on investments..........         (119,499)           (507,459)          (1,153,363)
  Realized gain distribution received..................               --                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................        9,303,191          13,281,925           16,529,663
                                                           -------------       -------------      ---------------
      Net gain (loss) on investments...................        9,183,692          12,774,466           15,376,300
                                                           -------------       -------------      ---------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   8,910,481       $  12,283,006      $    14,771,715
                                                           =============       =============      ===============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
    $   4,680,950    $     927,085    $  11,784,538    $   3,005,229    $  51,697,275    $   7,447,545    $     778,554
       (2,449,729)      (1,107,925)      (4,166,480)      (3,627,232)      (8,127,463)      (6,916,612)        (502,332)
         (237,279)         (91,069)        (374,175)        (392,449)        (815,290)        (738,605)         (43,798)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        1,993,942         (271,909)       7,243,883       (1,014,452)      42,754,522         (207,672)         232,424
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       13,118,691        5,101,135      131,425,599       32,209,887       84,299,039       54,709,781      173,525,716
      (15,760,387)      (5,728,098)    (123,766,697)     (47,031,247)    (100,624,688)     (68,164,538)    (171,167,937)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (2,641,696)        (626,963)       7,658,902      (14,821,360)     (16,325,649)     (13,454,757)       2,357,779
               --               --               --               --               --               --               --
       36,619,539       22,832,096      (14,553,572)      79,633,960      154,499,618      143,135,055        9,017,599
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       33,977,843       22,205,133       (6,894,670)      64,812,600      138,173,969      129,680,298       11,375,378
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $  35,971,785    $  21,933,224    $     349,213    $  63,798,148    $ 180,928,491    $ 129,472,626    $  11,607,802
    =============    =============    =============    =============    =============    =============    =============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP          ALGER
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            AMERICAN
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT            SMALL
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING     CAPITALIZATION--
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--          CLASS O
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS         SHARES
    ----------------------------------------------------------------------------------------------------------------------
    $   4,613,858    $   3,409,548    $     677,986    $     350,627    $     180,953    $          --     $          --
       (3,069,242)      (2,768,349)        (613,864)        (564,710)      (1,323,557)        (335,457)         (782,458)
         (339,065)        (281,492)         (64,214)         (51,931)        (138,726)         (33,879)          (80,210)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
        1,205,551          359,707              (92)        (266,014)      (1,281,330)        (369,336)         (862,668)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       25,055,692       19,363,042       14,066,881       12,608,436       13,728,623        5,646,486        33,414,552
      (28,685,923)     (25,253,322)     (16,614,783)     (14,884,201)     (25,923,812)      (7,853,411)      (34,974,644)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       (3,630,231)      (5,890,280)      (2,547,902)      (2,275,765)     (12,195,189)      (2,206,925)       (1,560,092)
               --               --               --               --               --               --                --
       42,560,872       56,473,800       14,161,573       12,758,701       37,495,332       10,620,501        23,309,923
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       38,930,641       50,583,520       11,613,671       10,482,936       25,300,143        8,413,576        21,749,831
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
    $  40,136,192    $  50,943,227    $  11,613,579    $  10,216,922    $  24,018,813    $   8,044,240     $  20,887,163
    =============    =============    =============    =============    =============    =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                 AMSOUTH         AMSOUTH
                                                                ENHANCED      INTERNATIONAL      AMSOUTH
                                                                 MARKET          EQUITY         LARGE CAP
                                                                  FUND            FUND            FUND
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $     14,548    $      1,929    $       7,284
  Mortality and expense risk charges........................       (29,772)         (3,381)         (49,963)
  Administrative charges....................................            --              --               --
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................       (15,224)         (1,452)         (42,679)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       165,483          20,062          234,618
  Cost of investments sold..................................      (191,913)        (20,647)        (279,826)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............       (26,430)           (585)         (45,208)
  Realized gain distribution received.......................            --              --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       506,867         100,070          780,271
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................       480,437          99,485          735,063
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $    465,213    $     98,033    $     692,384
                                                              =============   =============   =============

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)          MFS(R)
                                                                WORLDWIDE       INVESTORS       RESEARCH
                                                                GROWTH--          TRUST         SERIES--
                                                              INSTITUTIONAL     SERIES--         INITIAL
                                                                 SHARES       INITIAL CLASS       CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  3,064,075    $    187,226    $     241,292
  Mortality and expense risk charges........................    (3,441,828)       (374,322)        (475,593)
  Administrative charges....................................      (385,467)        (35,895)         (47,784)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................      (763,220)       (222,991)        (282,085)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................   128,111,609       3,936,782        4,988,105
  Cost of investments sold..................................  (143,347,477)     (5,541,357)      (9,652,400)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............   (15,235,868)     (1,604,575)      (4,664,295)
  Realized gain distribution received.......................            --              --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    71,930,077       7,223,602       12,606,535
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................    56,694,209       5,619,027        7,942,240
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $ 55,930,989    $  5,396,036    $   7,660,155
                                                              =============   =============   =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              FIDELITY(R)        JANUS
                                     DREYFUS IP                                   VIP            ASPEN
                                     TECHNOLOGY          FIDELITY(R)            EQUITY-         SERIES
       AMSOUTH         CALVERT        GROWTH--               VIP               INCOME--       BALANCED--
       MID CAP         SOCIAL          INITIAL      CONTRAFUND(R)--INITIAL      INITIAL      INSTITUTIONAL
        FUND          BALANCED         SHARES               CLASS                CLASS          SHARES
    ------------------------------------------------------------------------------------------------------
    $         249   $     693,963   $          --       $   1,300,702        $   3,203,082   $  13,810,365
          (16,961)       (415,112)       (234,530)         (3,752,505)          (2,397,515)     (7,998,661)
               --         (39,432)        (16,686)           (399,351)            (238,986)       (846,052)
    -------------   -------------   -------------       -------------        -------------   -------------
          (16,712)        239,419        (251,216)         (2,851,154)             566,581       4,965,652
    -------------   -------------   -------------       -------------        -------------   -------------
           72,823       2,918,970      10,351,830          20,979,666           16,540,667      77,319,975
          (96,687)     (3,897,682)    (10,359,890)        (24,053,950)         (21,247,254)    (85,610,259)
    -------------   -------------   -------------       -------------        -------------   -------------
          (23,864)       (978,712)         (8,060)         (3,074,284)          (4,706,587)     (8,290,284)
               --              --              --                  --                   --              --
          359,670       5,993,240       6,316,256          77,663,065           52,748,569      76,608,412
    -------------   -------------   -------------       -------------        -------------   -------------
          335,806       5,014,528       6,308,196          74,588,781           48,041,982      68,318,128
    -------------   -------------   -------------       -------------        -------------   -------------
    $     319,094   $   5,253,947   $   6,056,980       $  71,737,627        $  48,608,563   $  73,283,780
    =============   =============   =============       =============        =============   =============

                                                                         VAN
                      NEUBERGER                                        KEMPER
       MFS(R)          BERMAN          T. ROWE                           UIF
      UTILITIES          AMT            PRICE          VAN ECK        EMERGING
      SERIES--         MID-CAP         EQUITY         WORLDWIDE        MARKETS
       INITIAL        GROWTH--         INCOME           HARD          EQUITY--
        CLASS          CLASS I        PORTFOLIO        ASSETS          CLASS I
    -----------------------------------------------------------------------------
    $      28,295   $          --   $   2,414,061   $      44,052   $         --
          (21,144)        (65,056)     (1,831,075)       (148,442)      (454,295)
             (940)         (4,278)       (161,466)        (11,648)       (39,309)
    -------------   -------------   -------------   -------------   -------------
            6,211         (69,334)        421,520        (116,038)      (493,604)
    -------------   -------------   -------------   -------------   -------------
          436,954         836,384      10,454,084       3,520,631    410,915,295
         (420,792)     (1,031,309)    (11,984,053)     (3,596,073)  (411,378,455)
    -------------   -------------   -------------   -------------   -------------
           16,162        (194,925)     (1,529,969)        (75,442)      (463,160)
               --              --              --              --             --
          426,467       1,368,333      32,535,177       4,670,344     16,827,765
    -------------   -------------   -------------   -------------   -------------
          442,629       1,173,408      31,005,208       4,594,902     16,364,605
    -------------   -------------   -------------   -------------   -------------
    $     448,840   $   1,104,074   $  31,426,728   $   4,478,864   $ 15,871,001
    =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003

                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL          MAINSTAY VP
                                                                 BOND--        APPRECIATION--     CONVERTIBLE--
                                                              SERVICE CLASS    SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $    743,954      $     17,855      $    435,267
  Mortality and expense risk charges........................       (70,943)          (50,277)          (72,435)
  Administrative charges....................................        (3,965)           (2,884)           (4,265)
                                                              ------------      ------------      ------------
      Net investment income (loss)..........................       669,046           (35,306)          358,567
                                                              ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       465,502            94,206           345,813
  Cost of investments sold..................................      (474,935)          (90,409)         (335,654)
                                                              ------------      ------------      ------------
      Net realized gain (loss) on investments...............        (9,433)            3,797            10,159
  Realized gain distribution received.......................       451,604                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (967,216)          907,201           937,676
                                                              ------------      ------------      ------------
      Net gain (loss) on investments........................      (525,045)          910,998           947,835
                                                              ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $    144,001      $    875,692      $  1,306,402
                                                              ============      ============      ============

                                                                MAINSTAY
                                                                   VP                              MAINSTAY VP
                                                                 MID CAP        MAINSTAY VP           TOTAL
                                                                 GROWTH          SMALL CAP          RETURN--
                                                                --SERVICE         GROWTH--           SERVICE
                                                                  CLASS        SERVICE CLASS          CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $         --      $         --      $    190,318
  Mortality and expense risk charges........................       (47,977)          (40,607)          (36,660)
  Administrative charges....................................        (2,931)           (2,377)           (1,916)
                                                              ------------      ------------      ------------
      Net investment income (loss)..........................       (50,908)          (42,984)          151,742
                                                              ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       433,649         1,068,448           244,588
  Cost of investments sold..................................      (417,032)         (966,831)         (236,168)
                                                              ------------      ------------      ------------
      Net realized gain (loss) on investments...............        16,617           101,617             8,420
  Realized gain distribution received.......................            --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,056,186           924,548           318,435
                                                              ------------      ------------      ------------
      Net gain (loss) on investments........................     1,072,803         1,026,165           326,855
                                                              ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $  1,021,895      $    983,181      $    478,597
                                                              ============      ============      ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Results of operations for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                        MAINSTAY VP
     MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--          CORE--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------------
    $     129,803    $     592,512    $      83,168    $   4,839,419    $     418,947    $     126,929    $      25,163
          (51,961)         (52,284)         (32,905)        (251,794)        (121,441)         (25,362)         (27,218)
           (2,774)          (3,515)          (2,049)         (15,537)          (7,879)          (1,484)          (1,688)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           75,068          536,713           48,214        4,572,088          289,627          100,083           (3,743)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           63,626          660,552          146,681        1,525,658          193,455           38,494           54,309
          (60,802)        (684,291)        (138,306)      (1,450,432)        (184,828)         (37,910)         (50,002)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
            2,824          (23,739)           8,375           75,226            8,627              584            4,307
               --               --               --               --               --               --               --
        1,397,565         (461,521)         660,345         (427,034)       2,344,601          730,172          660,013
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        1,400,389         (485,260)         668,720         (351,808)       2,353,228          730,756          664,320
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $   1,475,457    $      51,453    $     716,934    $   4,220,280    $   2,642,855    $     830,839    $     660,577
    =============    =============    =============    =============    =============    =============    =============

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                        AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
                        CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN         DREYFUS IP
     MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL           TECHNOLOGY
       VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--      GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------
    $     180,366    $      46,610    $      35,132    $       5,864    $          --     $          --     $          --
          (45,605)         (12,232)         (17,834)         (23,406)         (13,948)          (12,097)          (27,360)
           (2,750)            (646)          (1,046)          (1,173)            (815)             (860)           (1,590)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
          132,011           33,732           16,252          (18,715)         (14,763)          (12,957)          (28,950)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
           82,026           97,939           49,002          176,410           95,052            25,986           326,134
          (76,448)         (95,791)         (47,466)        (167,952)         (85,145)          (22,663)         (295,607)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
            5,578            2,148            1,536            8,458            9,907             3,323            30,527
               --               --               --               --               --                --                --
        1,078,395          269,166          406,307          401,277          162,697           265,197           467,105
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
        1,083,973          271,314          407,843          409,735          172,604           268,520           497,632
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
    $   1,215,984    $     305,046    $     424,095    $     391,020    $     157,841     $     255,563     $     468,682
    =============    =============    =============    =============    =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                            FIDELITY
                                                         FIDELITY             VIP (R)            FIDELITY
                                                           VIP (R)          EQUITY-               VIP (R)
                                                     CONTRAFUND(R)--        INCOME--            MID CAP--
                                                         SERVICE            SERVICE              SERVICE
                                                         CLASS 2            CLASS 2            CLASS 2(a)
                                                     ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..................................   $          --      $          --        $          --
  Mortality and expense risk charges...............         (58,921)           (50,861)              (8,496)
  Administrative charges...........................          (3,712)            (3,194)                (632)
                                                      -------------      -------------        -------------
      Net investment income (loss).................         (62,633)           (54,055)              (9,128)
                                                      -------------      -------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments................         122,893            178,136              101,553
  Cost of investments sold.........................        (115,196)          (168,458)             (95,701)
                                                      -------------      -------------        -------------
      Net realized gain (loss) on investments......           7,697              9,678                5,852
  Realized gain distribution received..............              --                 --                   --
  Change in unrealized appreciation (depreciation)
    on investments.................................       1,333,185          1,500,408              297,094
                                                      -------------      -------------        -------------
      Net gain (loss) on investments...............       1,340,882          1,510,086              302,946
                                                      -------------      -------------        -------------
        Net increase (decrease) in net assets
          resulting from operations................   $   1,278,249      $   1,456,031        $     293,818
                                                      =============      =============        =============


                                                                                               VAN KEMPER
                                                        NEUBERGER                                  UIF
                                                          BERMAN         T. ROWE PRICE          EMERGING
                                                       AMT MID-CAP           EQUITY              MARKETS
                                                         GROWTH--            INCOME             EQUITY--
                                                         CLASS S         PORTFOLIO--II          CLASS II
                                                     ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..................................   $          --      $      86,224        $          --
  Mortality and expense risk charges...............          (1,719)           (54,658)              (6,206)
  Administrative charges...........................            (148)            (3,415)                (316)
                                                      -------------      -------------        -------------
      Net investment income (loss).................          (1,867)            28,151               (6,522)
                                                      -------------      -------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments................           3,419            144,148              778,041
  Cost of investments sold.........................          (3,188)          (155,259)            (747,542)
                                                      -------------      -------------        -------------
      Net realized gain (loss) on investments......             231            (11,111)              30,499
  Realized gain distribution received..............              --                 --                   --
  Change in unrealized appreciation (depreciation)
    on investments.................................          27,641          1,323,740              234,981
                                                      -------------      -------------        -------------
      Net gain (loss) on investments...............          27,872          1,312,629              265,480
                                                      -------------      -------------        -------------
        Net increase (decrease) in net assets
          resulting
          from operations..........................   $      26,005      $   1,340,780        $     258,958
                                                      =============      =============        =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Results of operations for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     JANUS ASPEN       JANUS ASPEN           MFS(R)
        SERIES            SERIES           INVESTORS            MFS(R)             MFS(R)
      BALANCED--        WORLDWIDE            TRUST             RESEARCH          UTILITIES
       SERVICE           GROWTH--           SERIES--           SERIES--           SERIES--
        SHARES        SERVICE SHARES     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ------------------------------------------------------------------------------------------
    $     221,733     $      15,332      $          --      $          --      $          --
          (87,649)          (23,124)            (3,858)            (6,306)              (276)
           (5,285)           (1,376)              (230)              (358)               (19)
    -------------     -------------      -------------      -------------      -------------
          128,799            (9,168)            (4,088)            (6,664)              (295)
    -------------     -------------      -------------      -------------      -------------
          447,279           127,175             61,526             26,119                 55
         (441,623)         (121,687)           (58,761)           (25,229)               (51)
    -------------     -------------      -------------      -------------      -------------
            5,656             5,488              2,765                890                  4
               --                --                 --                 --                 --
          917,096           552,083             69,400            119,316             11,177
    -------------     -------------      -------------      -------------      -------------
          922,752           557,571             72,165            120,206             11,181
    -------------     -------------      -------------      -------------      -------------
    $   1,051,551     $     548,403      $      68,077      $     113,542      $      10,886
    =============     =============      =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003
and December 31, 2002

                                                                MainStay VP                     MainStay VP
                                                                  Bond--                  Capital Appreciation--
                                                               Initial Class                   Initial Class
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   7,215,572   $   8,426,157   $  (4,383,519)  $  (5,901,118)
    Net realized gain (loss) on investments..........      2,344,931          58,620     (36,120,266)    (34,743,882)
    Realized gain distribution received..............      6,901,429         233,898              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (7,897,548)      8,108,625     124,526,805    (136,533,157)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      8,564,384      16,827,300      84,023,020    (177,178,157)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     27,998,983      22,698,154      13,756,524      20,002,373
    Policyowners' surrenders.........................    (22,829,622)    (18,659,971)    (26,025,735)    (33,834,434)
    Policyowners' annuity and death benefits.........     (3,615,530)     (1,877,155)     (3,609,006)     (3,499,736)
    Net transfers from (to) Fixed Account............     30,817,008      49,922,575       4,381,706       9,673,496
    Transfers between Investment Divisions...........    (27,798,097)     30,450,426      (6,205,878)    (34,533,541)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      4,572,742      82,534,029     (17,702,389)    (42,191,842)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (29,135)        (43,736)       (225,539)        542,816
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     13,107,991      99,317,593      66,095,092    (218,827,183)
NET ASSETS:
    Beginning of year................................    267,321,605     168,004,012     347,450,445     566,277,628
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 280,429,596   $ 267,321,605   $ 413,545,537   $ 347,450,445
                                                       =============   =============   =============   =============


                                                                MAINSTAY VP                     MAINSTAY VP
                                                               GOVERNMENT--                   GROWTH EQUITY--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   7,243,883   $   5,390,206   $  (1,014,452)  $  (1,669,012)
    Net realized gain (loss) on investments..........      7,658,902         615,057     (14,821,360)    (18,358,255)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (14,553,572)      8,468,925      79,633,960     (77,213,593)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................        349,213      14,474,188      63,798,148     (97,240,860)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     36,408,480      29,239,923       8,696,940      16,914,515
    Policyowners' surrenders.........................    (25,702,933)    (15,219,477)    (18,695,005)    (20,726,809)
    Policyowners' annuity and death benefits.........     (3,575,499)     (1,831,078)     (2,570,812)     (2,871,423)
    Net transfers from (to) Fixed Account............     30,884,972      36,365,858       7,317,206      20,899,208
    Transfers between Investment Divisions...........    (77,738,480)    100,294,927      (7,804,493)    (24,720,884)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............    (39,723,460)    148,850,153     (13,056,164)    (10,505,393)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (2,434)        (43,402)       (174,487)        334,241
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............    (39,376,681)    163,280,939      50,567,497    (107,412,012)
NET ASSETS:
    Beginning of year................................    289,133,709     125,852,770     269,376,277     376,788,289
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 249,757,028   $ 289,133,709   $ 319,943,774   $ 269,376,277
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                             MAINSTAY VP
                                             MAINSTAY VP                       EQUITY
             MAINSTAY VP                    CONVERTIBLE--                     INCOME--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
       2003(b)         2002(a)          2003           2002(a)          2003           2002(a)
    ---------------------------------------------------------------------------------------------
    $  (2,382,321)  $    (356,280)  $   1,993,942   $   2,316,697   $    (271,909)  $      10,461
           (3,707)         13,086      (2,641,696)     (4,009,987)       (626,963)       (568,479)
               --           1,683              --              --              --              --
          (11,386)          3,220      36,619,539     (14,037,265)     22,832,096      (9,400,818)
    -------------   -------------   -------------   -------------   -------------   -------------
       (2,397,414)       (338,291)     35,971,785     (15,730,555)     21,933,224      (9,958,836)
    -------------   -------------   -------------   -------------   -------------   -------------
       91,921,924      65,509,532      11,688,770      13,180,691       8,327,340      12,264,938
      (89,747,775)    (67,271,529)    (11,062,735)    (10,195,994)     (4,062,659)     (2,236,825)
       (2,566,655)     (2,621,797)     (1,707,037)     (1,654,179)       (367,802)       (178,902)
      (22,083,503)      8,484,029      13,853,012      23,249,524      12,774,041      25,274,711
      (99,899,729)     52,451,053      18,271,370      (6,319,609)      6,311,646      19,520,044
    -------------   -------------   -------------   -------------   -------------   -------------
     (122,375,738)     56,551,288      31,043,380      18,260,433      22,982,566      54,643,966
    -------------   -------------   -------------   -------------   -------------   -------------
           (6,141)        (12,423)        (95,928)         57,336         (51,070)         32,236
    -------------   -------------   -------------   -------------   -------------   -------------
     (124,779,293)     56,200,574      66,919,237       2,587,214      44,864,720      44,717,366
      364,106,079     307,905,505     157,837,130     155,249,916      63,736,358      19,018,992
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 239,326,786   $ 364,106,079   $ 224,756,367   $ 157,837,130   $ 108,601,078   $  63,736,358
    =============   =============   =============   =============   =============   =============

             MAINSTAY VP
             HIGH YIELD                      MAINSTAY VP                     MAINSTAY VP
          CORPORATE BOND--                INDEXED EQUITY--             INTERNATIONAL EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)          2003           2002(a)
    ---------------------------------------------------------------------------------------------
    $  42,754,522   $  42,874,069   $    (207,672)  $    (983,686)  $     232,424   $      29,191
      (16,325,649)    (48,737,236)    (13,454,757)     (9,893,975)      2,357,779      (2,939,379)
               --              --              --       1,895,714              --              --
      154,499,618       8,317,876     143,135,055    (150,872,602)      9,017,599       2,050,357
    -------------   -------------   -------------   -------------   -------------   -------------
      180,928,491       2,454,709     129,472,626    (159,854,549)     11,607,802        (859,831)
    -------------   -------------   -------------   -------------   -------------   -------------
       50,502,071      32,045,589      23,543,660      34,119,908       2,959,690       2,271,983
      (49,650,185)    (38,103,155)    (34,117,892)    (41,068,168)     (3,998,483)     (1,340,511)
       (6,855,642)     (6,119,436)     (6,350,583)     (6,133,078)       (387,058)       (260,564)
       29,310,933      34,120,715      18,600,028      33,096,197       4,047,033       3,135,377
      104,645,503       3,418,033       4,358,941     (34,570,031)      6,898,494       3,994,182
    -------------   -------------   -------------   -------------   -------------   -------------
      127,952,680      25,361,746       6,034,154     (14,555,172)      9,519,676       7,800,467
    -------------   -------------   -------------   -------------   -------------   -------------
         (576,598)         44,104        (351,440)        584,548         (30,837)          9,868
    -------------   -------------   -------------   -------------   -------------   -------------
      308,304,573      27,860,559     135,155,340    (173,825,173)     21,096,641       6,950,504
      470,410,674     442,550,115     492,190,120     666,015,293      28,145,560      21,195,056
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 778,715,247   $ 470,410,674   $ 627,345,460   $ 492,190,120   $  49,242,201   $  28,145,560
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                MAINSTAY VP                     MAINSTAY VP
                                                                  MID CAP                         MID CAP
                                                                  CORE--                         GROWTH--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (273,211)  $    (140,255)  $    (491,460)  $    (186,803)
    Net realized gain (loss) on investments..........       (119,499)       (374,217)       (507,459)       (215,836)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      9,303,191      (2,220,456)     13,281,925      (4,536,431)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      8,910,481      (2,734,928)     12,283,006      (4,939,070)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      3,426,285       3,295,024       4,642,376       4,457,048
    Policyowners' surrenders.........................     (1,055,053)       (707,677)     (1,185,695)       (484,135)
    Policyowners' annuity and death benefits.........        (47,339)        (46,829)       (355,515)        (73,967)
    Net transfers from (to) Fixed Account............      4,369,105       6,414,612       6,376,086       7,790,497
    Transfers between Investment Divisions...........      6,053,190       6,523,782      21,922,052       1,869,852
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     (1,341,645)             --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     11,404,543      15,478,912      31,399,304      13,559,295
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (22,359)          8,014         (28,759)         13,912
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     20,292,665      12,751,998      43,653,551       8,634,137
NET ASSETS:
    Beginning of year................................     19,851,930       7,099,932      16,828,026       8,193,889
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  40,144,595   $  19,851,930   $  60,481,577   $  16,828,026
                                                       =============   =============   =============   =============

                                                                MAINSTAY VP                     MAINSTAY VP
                                                                  DREYFUS                       EAGLE ASSET
                                                               LARGE COMPANY                    MANAGEMENT
                                                                  VALUE--                     GROWTH EQUITY--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (266,014)  $    (360,558)  $  (1,281,330)  $  (1,599,563)
    Net realized gain (loss) on investments..........     (2,275,765)     (1,136,189)    (12,195,189)    (22,057,136)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     12,758,701     (11,310,942)     37,495,332     (18,871,432)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     10,216,922     (12,807,689)     24,018,813     (42,528,131)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      2,121,033       2,823,428       4,134,989       6,917,327
    Policyowners' surrenders.........................     (2,043,915)     (2,053,664)     (6,086,894)     (7,858,857)
    Policyowners' annuity and death benefits.........       (332,180)       (380,376)     (1,105,021)       (894,194)
    Net transfers from (to) Fixed Account............      3,605,517       6,450,674       3,249,687       7,779,730
    Transfers between Investment Divisions...........      3,085,364      (1,749,083)        670,352     (12,748,184)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     (8,611,688)             --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     (2,175,869)      5,090,979         863,113      (6,804,178)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (28,326)         43,725         (61,418)        147,221
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............      8,012,727      (7,672,985)     24,820,508     (49,185,088)
NET ASSETS:
    Beginning of year................................     41,574,111      49,247,096      93,118,200     142,303,288
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  49,586,838   $  41,574,111   $ 117,938,708   $  93,118,200
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                                                                               MAINSTAY VP
             SMALL CAP                    MAINSTAY VP                   MAINSTAY VP                AMERICAN CENTURY
             GROWTH--                   TOTAL RETURN--                    VALUE--                  INCOME & GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003         2002(a)          2003         2002(a)          2003         2002(a)          2003         2002(a)
    ---------------------------------------------------------------------------------------------------------------------
    $   (604,585)  $   (288,408)  $  1,205,551   $  2,482,695   $    359,707   $    101,495   $        (92)  $   (162,146)
      (1,153,363)      (868,154)    (3,630,231)      (900,175)    (5,890,280)    (3,734,875)    (2,547,902)    (1,088,373)
              --             --             --             --             --        343,792             --             --
      16,529,663     (5,368,934)    42,560,872    (55,904,745)    56,473,800    (52,715,057)    14,161,573    (11,257,981)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,771,715     (6,525,496)    40,136,192    (54,322,225)    50,943,227    (56,004,645)    11,613,579    (12,508,500)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,877,710      5,417,939      8,518,075     12,339,816      9,797,374     18,219,110      2,103,564      2,641,037
      (1,991,471)    (1,175,027)   (16,927,438)   (20,285,317)   (15,800,613)   (13,843,177)    (2,790,642)    (2,621,720)
        (782,400)       (69,751)    (3,122,813)    (3,404,162)    (1,852,667)    (2,063,606)      (404,451)      (356,407)
       7,467,466     10,429,559      4,992,559      6,612,908     10,673,410     30,731,867      2,697,580      4,808,762
      16,552,766      3,982,883      2,187,879    (17,200,168)     1,172,233     (6,193,239)     1,956,397     (2,049,229)
              --             --             --             --             --             --     (8,547,910)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      26,124,071     18,585,603     (4,351,738)   (21,936,923)     3,989,737     26,850,955     (4,985,462)     2,422,443
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (35,935)        18,915       (110,501)       170,735       (127,474)       211,006        (31,349)        48,253
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      40,859,851     12,079,022     35,673,953    (76,088,413)    54,805,490    (28,942,684)     6,596,768    (10,037,804)
      25,330,632     13,251,610    228,615,970    304,704,383    196,671,975    225,614,659     47,350,766     57,388,570
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 66,190,483   $ 25,330,632   $264,289,923   $228,615,970   $251,477,465   $196,671,975   $ 53,947,534   $ 47,350,766
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                      ALGER
            LORD ABBETT                    AMERICAN
            DEVELOPING                       SMALL                        AMSOUTH                       AMSOUTH
             GROWTH--                  CAPITALIZATION--                  ENHANCED                    INTERNATIONAL
           INITIAL CLASS                CLASS O SHARES                  MARKET FUND                   EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003         2002(a)          2003         2002(a)        2003(b)        2002(a)        2003(b)        2002(a)
    ---------------------------------------------------------------------------------------------------------------------
    $   (369,336)  $   (320,655)  $   (862,668)  $   (869,217)  $    (15,224)  $    (15,106)  $     (1,452)  $     (2,674)
      (2,206,925)    (1,645,932)    (1,560,092)   (11,478,603)       (26,430)       (85,251)          (585)       (35,827)
              --             --             --             --             --             --             --
      10,620,501     (6,237,398)    23,309,923     (8,183,074)       506,867       (336,281)       100,070        (12,840)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       8,044,240     (8,203,985)    20,887,163    (20,530,894)       465,213       (436,638)        98,033        (51,341)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,333,300      1,555,247      2,608,627      2,954,776         69,921        602,804          4,873        159,216
      (1,128,990)      (939,721)    (4,750,529)    (3,405,220)       (93,264)      (165,467)       (11,245)        (1,866)
        (170,538)      (105,555)      (523,087)      (524,486)        (5,011)      (101,899)            --             --
       1,581,719      1,156,733      1,933,607      3,563,096        350,589        594,101         86,875          3,409
       5,612,694       (513,401)     2,985,461     (4,049,008)       199,229        (43,888)        75,722        (86,013)
      (1,887,174)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,341,011      1,153,303      2,254,079     (1,460,842)       521,464        885,651        156,225         74,746
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (18,342)        26,836        (57,511)        71,007         (1,367)         1,463           (314)           218
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      13,366,909     (7,023,846)    23,083,731    (21,920,729)       985,310        450,476        253,944         23,623
      19,596,653     26,620,499     50,199,737     72,120,466      1,562,440      1,111,964        139,365        115,742
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 32,963,562   $ 19,596,653   $ 73,283,468   $ 50,199,737   $  2,547,750   $  1,562,440   $    393,309   $    139,365
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002


                                                                        AmSouth                         AmSouth
                                                                    Large Cap Fund                   Mid Cap Fund
                                                             -----------------------------   -----------------------------
                                                                2003(b)         2002(a)         2003(b)         2002(a)
                                                             -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $     (42,679)  $     (32,077)  $     (16,712)  $     (11,064)
    Net realized gain (loss) on investments................        (45,208)        (93,043)        (23,864)        (26,000)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        780,271        (548,806)        359,670        (150,238)
                                                             -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        692,384        (673,926)        319,094        (187,302)
                                                             -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         85,877         663,341          93,604         356,566
    Policyowners' surrenders...............................       (212,202)       (249,213)        (47,231)        (38,554)
    Policyowners' annuity and death benefits...............        (19,127)            (18)           (565)             --
    Net transfers from (to) Fixed Account..................        720,622       1,028,687         219,190         189,028
    Transfers between Investment Divisions.................        231,887        (128,394)         88,106          (9,203)
                                                             -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..................        807,057       1,314,403         353,104         497,837
                                                             -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (1,927)          2,373            (838)            688
                                                             -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..................      1,497,514         642,850         671,360         311,223
NET ASSETS:
    Beginning of year......................................      2,526,108       1,883,258         826,398         515,175
                                                             -------------   -------------   -------------   -------------
    End of year............................................  $   4,023,622   $   2,526,108   $   1,497,758   $     826,398
                                                             =============   =============   =============   =============

                                                                      Janus Aspen                     Janus Aspen
                                                                        Series                          Series
                                                                      Balanced--                  Worldwide Growth--
                                                                 Institutional Shares            Institutional Shares
                                                             -----------------------------   -----------------------------
                                                                 2003           2002(a)          2003           2002(a)
                                                             -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $   4,965,652   $   6,716,469   $    (763,220)  $  (1,719,786)
    Net realized gain (loss) on investments................     (8,290,284)      2,707,941     (15,235,868)    (16,077,361)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................     76,608,412     (62,206,513)     71,930,077     (86,686,068)
                                                             -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     73,283,780     (52,782,103)     55,930,989    (104,483,215)
                                                             -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................     23,016,998      39,015,590       8,565,902      14,576,401
    Policyowners' surrenders...............................    (40,684,487)    (43,144,584)    (17,178,053)    (20,341,899)
    Policyowners' annuity and death benefits...............     (5,758,129)     (6,031,215)     (2,295,628)     (2,560,686)
    Net transfers from (to) Fixed Account..................     22,230,570      55,406,562       4,677,762      12,038,194
    Transfers between Investment Divisions.................    (27,330,412)    (28,150,818)    (23,041,266)    (30,324,194)
                                                             -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..................    (28,525,460)     17,095,535     (29,271,283)    (26,612,184)
                                                             -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................       (203,148)        206,054        (154,832)        377,749
                                                             -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..................     44,555,172     (35,480,514)     26,504,874    (130,717,650)
NET ASSETS:
    Beginning of year......................................    600,395,133     635,875,647     267,040,542     397,758,192
                                                             -------------   -------------   -------------   -------------
    End of year............................................  $ 644,950,305   $ 600,395,133   $ 293,545,416   $ 267,040,542
                                                             =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
       2003(b)         2002(a)          2003           2002(a)          2003           2002(a)          2003           2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $     239,419   $     400,940   $    (251,216)  $     (91,691)  $  (2,851,154)  $  (1,640,872)  $     566,581   $     465,463
         (978,712)     (1,285,632)         (8,060)       (784,663)     (3,074,284)     (3,204,601)     (4,706,587)     (7,059,406)
               --              --              --              --              --              --              --       4,144,386
        5,993,240      (3,329,468)      6,316,256      (2,653,322)     77,663,065     (27,337,803)     52,748,569     (35,697,937)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        5,253,947      (4,214,160)      6,056,980      (3,529,676)     71,737,627     (32,183,276)     48,608,563     (38,147,494)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,634,452       2,347,413       2,889,939       1,883,098      12,036,604      15,132,643       7,217,772      12,589,099
       (1,775,298)     (1,943,927)     (1,750,594)       (451,769)    (18,113,205)    (17,590,147)    (13,147,263)    (12,282,973)
         (426,011)       (403,510)       (523,350)        (95,536)     (3,146,918)     (2,593,900)     (2,522,229)     (2,287,543)
        2,892,282       3,761,864       2,215,354       2,940,310      14,657,470      20,029,474       9,011,341      24,335,650
        2,093,259      (1,611,324)     14,589,127       2,810,186       8,049,260     (10,144,196)      8,708,855      (4,843,418)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,418,684       2,150,516      17,420,476       7,086,289      13,483,211       4,833,874       9,268,476      17,510,815
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (13,904)         14,245         (13,910)          9,350        (199,895)        127,294        (130,233)        154,617
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       11,658,727      (2,049,399)     23,463,546       3,565,963      85,020,943     (27,222,108)     57,746,806     (20,482,062)
       27,386,283      29,435,682       7,372,600       3,806,637     262,135,838     289,357,946     167,744,577     188,226,639
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  39,045,010   $  27,386,283   $  30,836,146   $   7,372,600   $ 347,156,781   $ 262,135,838   $ 225,491,383   $ 167,744,577
    =============   =============   =============   =============   =============   =============   =============   =============

               MFS(R)                                                          MFS(R)                     NEUBERGER BERMAN
              INVESTORS                        MFS(R)                         UTILITIES                          AMT
           TRUST SERIES--                 RESEARCH SERIES--                   SERIES--                         MID-CAP
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                  GROWTH--CLASS I
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)          2003           2002(a)          2003           2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (222,991)  $    (273,007)  $    (282,085)  $    (486,683)  $       6,211   $       7,089   $     (69,334)  $     (27,511)
       (1,604,575)     (2,594,462)     (4,664,295)     (8,468,022)         16,162        (125,455)       (194,925)        (60,285)
               --              --              --              --              --              --              --              --
        7,223,602      (5,326,780)     12,606,535      (4,091,609)        426,467         (27,232)      1,368,333        (557,953)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        5,396,036      (8,194,249)      7,660,155     (13,046,314)        448,840        (145,598)      1,104,074        (645,749)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          895,386       2,408,914       1,226,447       1,540,618          22,366         205,255         147,242         497,105
       (1,611,515)     (2,216,932)     (2,025,330)     (2,337,459)       (104,866)       (138,440)       (272,161)       (134,446)
         (394,980)       (568,429)       (291,143)       (485,420)        (20,832)             --         (29,572)        (16,859)
        1,359,702       4,395,598       1,086,641       2,847,962         468,628         563,809         875,524       1,867,923
         (834,702)     (2,974,318)     (1,257,567)     (6,570,408)        590,358        (138,992)      3,441,423         829,316
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (586,109)      1,044,833      (1,260,952)     (5,004,707)        955,654         491,632       4,162,456       3,043,039
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (14,576)         29,895         (20,566)         47,938          (1,207)            635          (2,836)          1,790
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        4,795,351      (7,119,521)      6,378,637     (18,003,083)      1,403,287         346,669       5,263,694       2,399,080
       27,221,183      34,340,704      34,537,955      52,541,038         740,066         393,397       3,046,981         647,901
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  32,016,534   $  27,221,183   $  40,916,592   $  34,537,955   $   2,143,353   $     740,066   $   8,310,675   $   3,046,981
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                                                  Van Eck
                                                               T. Rowe Price                     Worldwide
                                                                  Equity                           Hard
                                                             Income Portfolio                     Assets
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)         2003(b)         2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     421,520   $     324,257   $    (116,038)  $     (72,490)
    Net realized gain (loss) on investments..........     (1,529,969)     (3,020,615)        (75,442)       (555,541)
    Realized gain distribution received..............             --         115,918              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     32,535,177     (16,792,258)      4,670,344        (371,780)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     31,426,728     (19,372,698)      4,478,864        (999,811)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      8,988,647      14,114,112       2,302,435       1,031,243
    Policyowners' surrenders.........................     (7,703,430)     (7,417,923)       (959,101)       (563,324)
    Policyowners' annuity and death benefits.........     (1,173,937)     (1,480,499)       (232,312)       (180,925)
    Net transfers from (to) Fixed Account............     13,285,554      30,489,156       1,491,196       1,795,782
    Transfers between Investment Divisions...........     11,156,473       4,109,856       2,024,174       4,090,054
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     24,553,307      39,814,702       4,626,392       6,172,830
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (84,219)         86,003         (12,446)          4,897
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     55,895,816      20,528,007       9,092,810       5,177,916
NET ASSETS:
    Beginning of year................................    116,618,186      96,090,179       8,955,089       3,777,173
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 172,514,002   $ 116,618,186   $  18,047,899   $   8,955,089
                                                       =============   =============   =============   =============

                                                                Van Kampen
                                                                    UIF
                                                             Emerging Markets
                                                                 Equity--
                                                                  Class I
                                                       -----------------------------
                                                           2003           2002(a)
                                                       -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (493,604)  $    (480,356)
    Net realized gain (loss) on investments..........       (463,160)     (1,324,415)
    Realized gain distribution received..............             --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     16,827,765       1,026,842
                                                       -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     15,871,001        (777,929)
                                                       -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,178,764       2,027,022
    Policyowners' surrenders.........................     (2,253,626)     (3,707,217)
    Policyowners' annuity and death benefits.........       (185,044)       (187,905)
    Net transfers from (to) Fixed Account............      1,322,283       1,506,146
    Transfers between Investment Divisions...........     (1,193,319)     (4,549,358)
                                                       -------------   -------------
      Net contributions and (withdrawals)............     (1,130,942)     (4,911,312)
                                                       -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (41,230)         12,568
                                                       -------------   -------------
        Increase (decrease) in net assets............     14,698,829      (5,676,673)
NET ASSETS:
    Beginning of year................................     25,761,031      31,437,704
                                                       -------------   -------------
    End of year......................................  $  40,459,860   $  25,761,031
                                                       =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2003
and December 31, 2002

                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $     669,046      $     (35,306)     $     358,567
    Net realized gain (loss) on investments...........          (9,433)             3,797             10,159
    Realized gain distribution received...............         451,604                 --                 --
    Change in unrealized appreciation (depreciation)
      on investments..................................        (967,216)           907,201            937,676
                                                         -------------      -------------      -------------
      Net increase (decrease) in net assets resulting
        from operations...............................         144,001            875,692          1,306,402
                                                         -------------      -------------      -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............      16,184,310         12,149,453         17,816,107
    Policyowners' surrenders..........................        (134,737)           (55,367)           (93,399)
    Policyowners' annuity and death benefits..........         (22,694)                --             (2,472)
    Net transfers from (to) Fixed Account.............       2,804,694          1,409,906          3,058,428
    Transfers between Investment Divisions............         (86,376)           509,713            536,450
                                                         -------------      -------------      -------------
      Net contributions and (withdrawals).............      18,745,197         14,013,705         21,315,114
                                                         -------------      -------------      -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................            (625)            (1,720)            (2,639)
                                                         -------------      -------------      -------------
        Increase (decrease) in net assets.............      18,888,573         14,887,677         22,618,877
NET ASSETS:
    Beginning of year.................................              --                 --                 --
                                                         -------------      -------------      -------------
    End of year.......................................   $  18,888,573      $  14,887,677      $  22,618,877
                                                         =============      =============      =============

                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $     100,083      $      (3,743)     $     (50,908)
    Net realized gain (loss) on investments...........             584              4,307             16,617
    Realized gain distribution received...............              --                 --                 --
    Change in unrealized appreciation (depreciation)
      on investments..................................         730,172            660,013          1,056,186
                                                         -------------      -------------      -------------
      Net increase (decrease) in net assets resulting
        from operations...............................         830,839            660,577          1,021,895
                                                         -------------      -------------      -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............       6,487,226          6,647,592         12,366,489
    Policyowners' surrenders..........................         (20,173)           (24,107)           (42,443)
    Policyowners' annuity and death benefits..........              --                 --                 --
    Net transfers from (to) Fixed Account.............         777,923            754,227          1,429,279
    Transfers between Investment Divisions............         506,598            392,621            967,172
                                                         -------------      -------------      -------------
      Net contributions and (withdrawals).............       7,751,574          7,770,333         14,720,497
                                                         -------------      -------------      -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................          (1,754)            (1,225)            (1,707)
                                                         -------------      -------------      -------------
        Increase (decrease) in net assets.............       8,580,659          8,429,685         15,740,685
NET ASSETS:
    Beginning of year.................................              --                 --                 --
                                                         -------------      -------------      -------------
    End of year.......................................   $   8,580,659      $   8,429,685      $  15,740,685
                                                         =============      =============      =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Results of operations for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
     $      75,068      $     536,713      $      48,214      $   4,572,088      $     289,627
             2,824            (23,739)             8,375             75,226              8,627
                --                 --                 --                 --                 --
         1,397,565           (461,521)           660,345           (427,034)         2,344,601
     -------------      -------------      -------------      -------------      -------------
         1,475,457             51,453            716,934          4,220,280          2,642,855
     -------------      -------------      -------------      -------------      -------------
        12,558,709         11,550,843          7,989,297         62,557,554         30,225,134
          (148,820)          (111,045)           (30,782)          (510,614)          (126,507)
            (9,982)           (21,357)                --            (16,408)                --
         1,967,194          1,798,730            864,374          6,778,138          3,826,016
           767,872           (163,918)           259,250          3,406,645          1,550,382
     -------------      -------------      -------------      -------------      -------------
        15,134,973         13,053,253          9,082,139         72,215,315         35,475,025
     -------------      -------------      -------------      -------------      -------------
            (2,880)              (410)            (1,506)            (8,981)            (5,577)
     -------------      -------------      -------------      -------------      -------------
        16,607,550         13,104,296          9,797,567         76,426,614         38,112,303
                --                 --                 --                 --                 --
     -------------      -------------      -------------      -------------      -------------
     $  16,607,550      $  13,104,296      $   9,797,567      $  76,426,614      $  38,112,303
     =============      =============      =============      =============      =============

      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
     $     (42,984)     $     151,742      $     132,011       $      33,732      $      16,252
           101,617              8,420              5,578               2,148              1,536
                --                 --                 --                  --                 --
           924,548            318,435          1,078,395             269,166            406,307
     -------------      -------------      -------------       -------------      -------------
           983,181            478,597          1,215,984             305,046            424,095
     -------------      -------------      -------------       -------------      -------------
        10,104,785          9,409,022         11,071,138           2,939,211          4,252,337
           (63,684)           (64,750)           (45,141)            (20,244)           (12,409)
                --             (1,839)            (1,873)                 --                 --
         1,588,488          1,240,638          1,672,577             494,253            786,074
         1,007,218            626,032            604,755             235,857            257,778
     -------------      -------------      -------------       -------------      -------------
        12,636,807         11,209,103         13,301,456           3,649,077          5,283,780
     -------------      -------------      -------------       -------------      -------------
            (1,549)              (941)            (2,453)               (625)              (878)
     -------------      -------------      -------------       -------------      -------------
        13,618,439         11,686,759         14,514,987           3,953,498          5,706,997
                --                 --                 --                  --                 --
     -------------      -------------      -------------       -------------      -------------
     $  13,618,439      $  11,686,759      $  14,514,987       $   3,953,498      $   5,706,997
     =============      =============      =============       =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                             MainStay VP        MainStay VP
                                                             Eagle Asset        Lord Abbett       Alger American
                                                              Management         Developing           Small
                                                           Growth Equity--        Growth--       Capitalization--
                                                            Service Class      Service Class      Class S Shares
                                                           ----------------   ----------------   ----------------
                                                                 2003               2003               2003
                                                           ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)..........................   $     (18,715)     $     (14,763)     $     (12,957)
   Net realized gain (loss) on investments...............           8,458              9,907              3,323
   Realized gain distribution received...................              --                 --                 --
   Change in unrealized appreciation (depreciation) on
     investments.........................................         401,277            162,697            265,197
                                                            -------------      -------------      -------------
     Net increase (decrease) in net assets resulting from
       operations........................................         391,020            157,841            255,563
                                                            -------------      -------------      -------------
 Contributions and (Withdrawals):
   Payments received from policyowners...................       5,659,004          3,453,771          3,487,235
   Policyowners' surrenders..............................         (26,883)           (22,215)           (12,836)
   Policyowners' annuity and death benefits..............              --                 --                 --
   Net transfers from (to) Fixed Account.................         760,252            385,802            381,569
   Transfers between Investment Divisions................         332,119            263,554            246,929
                                                            -------------      -------------      -------------
     Net contributions and (withdrawals).................       6,724,492          4,080,912          4,102,897
                                                            -------------      -------------      -------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account.............................            (758)              (157)              (395)
                                                            -------------      -------------      -------------
       Increase (decrease) in net assets.................       7,114,754          4,238,596          4,358,065
NET ASSETS:
   Beginning of year.....................................              --                 --                 --
                                                            -------------      -------------      -------------
   End of year...........................................   $   7,114,754      $   4,238,596      $   4,358,065
                                                            =============      =============      =============


                                                           Janus Aspen Series
                                                               Worldwide        MFS(R) INVESTORS        MFS(R)
                                                                GROWTH--         TRUST SERIES--    RESEARCH SERIES--
                                                             SERVICE SHARES      SERVICE CLASS       SERVICE CLASS
                                                           ------------------   ----------------   -----------------
                                                                  2003                2003               2003
                                                           ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)..........................     $      (9,168)     $      (4,088)      $      (6,664)
   Net realized gain (loss) on investments...............             5,488              2,765                 890
   Realized gain distribution received...................                --                 --                  --
   Change in unrealized appreciation (depreciation) on
     investments.........................................           552,083             69,400             119,316
                                                              -------------      -------------       -------------
     Net increase (decrease) in net assets resulting from
       operations........................................           548,403             68,077             113,542
                                                              -------------      -------------       -------------
 Contributions and (Withdrawals):
   Payments received from policyowners...................         5,688,873            840,705           1,261,053
   Policyowners' surrenders..............................           (25,856)            (2,718)             (2,817)
   Policyowners' annuity and death benefits..............                --                 --                  --
   Net transfers from (to) Fixed Account.................           756,492            177,860             189,489
   Transfers between Investment Divisions................           203,774             35,184             212,793
                                                              -------------      -------------       -------------
     Net contributions and (withdrawals).................         6,623,283          1,051,031           1,660,518
                                                              -------------      -------------       -------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account.............................            (1,192)              (151)               (252)
                                                              -------------      -------------       -------------
       Increase (decrease) in net assets.................         7,170,494          1,118,957           1,773,808
NET ASSETS:
   Beginning of year.....................................                --                 --                  --
                                                              -------------      -------------       -------------
   End of year...........................................     $   7,170,494      $   1,118,957       $   1,773,808
                                                              =============      =============       =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Results of operations for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       DREYFUS IP
       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP       JANUS ASPEN
        GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--       SERIES BALANCED--
     SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
    ----------------   ----------------   ----------------   ----------------   -----------------
          2003               2003               2003             2003(c)              2003
-------------------------------------------------------------------------------------------------
     $     (28,950)     $     (62,633)     $     (54,055)     $      (9,128)      $     128,799
            30,527              7,697              9,678              5,852               5,656
                --                 --                 --                 --                  --
           467,105          1,333,185          1,500,408            297,094             917,096
     -------------      -------------      -------------      -------------       -------------
           468,682          1,278,249          1,456,031            293,818           1,051,551
     -------------      -------------      -------------      -------------       -------------
         6,715,921         14,442,367         13,722,795          1,861,787          20,254,818
           (22,108)           (72,874)           (69,883)           (36,974)           (105,144)
                --                 --             (8,028)                --                  --
           585,804          2,527,803          1,661,505            316,111           3,134,124
           446,667          1,042,665            488,394          2,629,850             302,659
     -------------      -------------      -------------      -------------       -------------
         7,726,284         17,939,961         15,794,783          4,770,774          23,586,457
     -------------      -------------      -------------      -------------       -------------
              (670)            (2,511)            (3,060)              (398)             (2,405)
     -------------      -------------      -------------      -------------       -------------
         8,194,296         19,215,699         17,247,754          5,064,194          24,635,603
                --                 --                 --                 --                  --
     -------------      -------------      -------------      -------------       -------------
     $   8,194,296      $  19,215,699      $  17,247,754      $   5,064,194       $  24,635,603
     =============      =============      =============      =============       =============

                          NEUBERGER
                          BERMAN AMT                          VAN KAMPEN UIF
    MFS(R) UTILITIES       MID-CAP         T. ROWE PRICE         EMERGING
        SERIES--           GROWTH--        EQUITY INCOME     MARKETS EQUITY--
     SERVICE CLASS         CLASS S         PORTFOLIO--II         CLASS II
    ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003
-----------------------------------------------------------------------------
     $        (295)     $      (1,867)     $      28,151      $      (6,522)
                 4                231            (11,111)            30,499
                --                 --                 --                 --
            11,177             27,641          1,323,740            234,981
     -------------      -------------      -------------      -------------
            10,886             26,005          1,340,780            258,958
     -------------      -------------      -------------      -------------
           137,548            208,242         13,752,482          1,877,349
                --             (2,463)           (69,148)            (5,182)
                --                 --            (22,489)                --
             9,469            262,967          1,917,938            149,329
               (17)            23,747            911,110            591,097
     -------------      -------------      -------------      -------------
           147,000            492,493         16,489,893          2,612,593
     -------------      -------------      -------------      -------------
               (14)               (50)            18,413               (392)
     -------------      -------------      -------------      -------------
           157,872            518,448         17,849,086          2,871,159
                --                 --                 --                 --
     -------------      -------------      -------------      -------------
     $     157,872      $     518,448      $  17,849,086      $   2,871,159
     =============      =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective February 28, 2003 for the LifeStages(R) Access Variable Annuity and October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Convertible--Initial Class
MainStay VP Equity Income--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Indexed Equity--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Equity Income--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Equity--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Indexed Equity--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II

  Not all investment divisions are available under all policies.

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one year and a three year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one year Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2003, the investments of the Separate Account are as follows:


                                                                                  MAINSTAY VP
                                                            MAINSTAY VP             CAPITAL             MAINSTAY VP
                                                              BOND--             APPRECIATION--            CASH
                                                           INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                                                           --------------------------------------------------------
Number of shares.........................................       20,993                 20,055              240,252
Identified cost..........................................     $284,161               $609,782           $  240,260


                                                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                               MID CAP               MID CAP              SMALL CAP
                                                               CORE--               GROWTH--              GROWTH--
                                                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                                            ---------------------------------------------------------
Number of shares..........................................        3,658                 6,412                  6,672
Identified cost...........................................     $ 33,451              $ 52,232             $   54,981

  Investment activity for the year ended December 31, 2003, was as follows:


                                                                                  MAINSTAY VP
                                                            MAINSTAY VP             CAPITAL             MAINSTAY VP
                                                              BOND--             APPRECIATION--            CASH
                                                           INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                                                           --------------------------------------------------------
Purchases................................................     $ 80,212               $ 21,876           $  797,222
Proceeds from sales......................................       61,395                 43,995              922,366


                                                            MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                              MID CAP               MID CAP              SMALL CAP
                                                              CORE--               GROWTH--              GROWTH--
                                                           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                                           ---------------------------------------------------------
Purchases................................................     $ 14,641              $ 33,386             $   30,823
Proceeds from sales......................................        3,450                 2,349                  5,190

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         20,851            10,236            23,372            17,127             83,093            28,108             4,074
       $228,463          $ 95,121          $257,543          $405,439           $754,935          $717,959          $ 41,642

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         16,646            16,873             5,232             4,890            10,402             3,860              4,233
       $312,942          $256,545          $ 56,310          $ 48,380          $161,543          $ 34,556           $ 65,284


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $ 46,299          $ 27,944          $ 98,962          $ 18,150           $255,627          $ 60,617          $183,318
         13,119             5,101           131,426            32,210             84,299            54,710           173,526

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 21,914          $ 23,787          $  9,074          $ 10,165          $ 13,318          $ 10,653           $ 34,841
         25,056            19,363            14,067            12,608            13,729             5,646             33,415

--------------------------------------------------------------------------------


                               AMSOUTH           AMSOUTH                                                  CALVERT
                               ENHANCED       INTERNATIONAL         AMSOUTH             AMSOUTH           SOCIAL
                             MARKET FUND       EQUITY FUND       LARGE CAP FUND       MID CAP FUND       BALANCED
                            ----------------------------------------------------------------------------------------
Number of shares..........          306               41                 462                 189           22,290
Identified cost...........     $  2,391         $    317            $  3,777            $  1,326         $ 42,135

                                                                                                        VAN KAMPEN
                                                NEUBERGER                                                   UIF
                                MFS(R)         BERMAN AMT                               VAN ECK          EMERGING
                              UTILITIES          MID-CAP         T. ROWE PRICE         WORLDWIDE          MARKETS
                               SERIES--         GROWTH--             EQUITY               HARD           EQUITY--
                            INITIAL CLASS        CLASS I        INCOME PORTFOLIO         ASSETS           CLASS I
                            ----------------------------------------------------------------------------------------
Number of shares..........          135              544               8,576               1,218            4,492
Identified cost...........     $  1,760         $  7,499            $157,810            $ 14,077         $ 40,089


                               AMSOUTH           AMSOUTH                                                  CALVERT
                               ENHANCED       INTERNATIONAL         AMSOUTH             AMSOUTH           SOCIAL
                             MARKET FUND       EQUITY FUND       LARGE CAP FUND       MID CAP FUND       BALANCED
                            ----------------------------------------------------------------------------------------
Purchases.................     $    674         $    175            $  1,003            $    411         $  9,602
Proceeds from sales.......          165               20                 235                  73            2,919

                                                                                                        VAN KAMPEN
                                                NEUBERGER                                                   UIF
                                MFS(R)         BERMAN AMT                               VAN ECK          EMERGING
                              UTILITIES          MID-CAP         T. ROWE PRICE         WORLDWIDE          MARKETS
                               SERIES--         GROWTH--             EQUITY               HARD           EQUITY--
                            INITIAL CLASS        CLASS I        INCOME PORTFOLIO         ASSETS           CLASS I
                            ----------------------------------------------------------------------------------------
Purchases.................     $  1,403         $  4,945            $ 35,550            $  8,049         $409,273
Proceeds from sales.......          437              836              10,454               3,521          410,915

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,565            15,065             9,764            28,171            11,412             1,967             3,076
       $ 27,034          $351,283          $220,148          $696,376          $462,649          $ 35,507          $ 54,420

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $ 27,593          $ 31,740          $ 26,448          $ 53,784          $ 98,037          $  3,126          $  3,444
         10,352            20,980            16,541            77,320           128,112             3,937             4,988

--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                           MAINSTAY VP             CAPITAL              MAINSTAY VP
                                                             BOND--             APPRECIATION--         CONVERTIBLE--
                                                          SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
                                                          -----------------------------------------------------------
Number of shares........................................       1,414                     722                 2,098
Identified cost.........................................    $ 19,909                $ 14,022              $ 21,742


                                                           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                             MID CAP              SMALL CAP               TOTAL
                                                            GROWTH--              GROWTH--               RETURN--
                                                          SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                                                          ----------------------------------------------------------
Number of shares........................................       1,669                 1,373                    736
Identified cost.........................................    $ 14,726              $ 12,730               $ 11,400


                                                                                 MAINSTAY VP
                                                           MAINSTAY VP             CAPITAL              MAINSTAY VP
                                                             BOND--             APPRECIATION--         CONVERTIBLE--
                                                          SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
                                                          -----------------------------------------------------------
Purchases...............................................    $ 20,384               $ 14,113               $ 22,078
Proceeds from sales.....................................         466                     94                    346


                                                           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                             MID CAP              SMALL CAP               TOTAL
                                                            GROWTH--              GROWTH--               RETURN--
                                                          SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                                                          ----------------------------------------------------------
Purchases...............................................    $ 15,143               $ 13,697              $ 11,636
Proceeds from sales.....................................         434                  1,068                   245

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
        EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL      MAINSTAY VP
       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--       MID CAP CORE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          1,565             1,226               524              8,155             1,707               710               768
       $ 15,255          $ 13,604          $  9,165           $ 77,060          $ 35,871          $  7,873          $  7,792

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL           TECHNOLOGY
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------------
            974               383               563               627               496                252               955
       $ 13,477          $  3,695          $  5,316          $  6,733          $  4,087           $  4,103          $  7,750


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
        EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL      MAINSTAY VP
       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--       MID CAP CORE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $ 15,316          $ 14,288          $  9,303           $ 78,511          $ 36,056          $  7,911          $  7,842
             64               661               147              1,526               193                38                54

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL           TECHNOLOGY
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 13,553          $  3,791          $  5,364          $  6,901          $  4,172           $  4,126          $  8,045
             82                98                49               176                95                 26               326

--------------------------------------------------------------------------------

                                                     FIDELITY(R)                                              JANUS ASPEN
                                  FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                                      VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                                CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                                SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                                -------------------------------------------------------------------------------------------
Number of shares..............          840                753                212              1,037                280
Identified cost...............     $ 17,933           $ 15,793           $  4,776           $ 23,789           $  6,638


                                                     FIDELITY(R)                                              JANUS ASPEN
                                  FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                                      VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                                CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                                SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                                -------------------------------------------------------------------------------------------
Purchases.....................     $ 18,048           $ 15,961           $  4,872           $ 24,231           $  6,760
Proceeds from sales...........          123                178                102                447                127

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II
    ---------------------------------------------------------------------------------------------------
             69              134               10               34              886              318
       $  1,053         $  1,660         $    147         $    492         $ 16,551         $  2,642

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II
    ---------------------------------------------------------------------------------------------------
       $  1,111         $  1,685         $    147         $    496         $ 16,707         $  3,390
             62               26               --                3              144              778

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:


                                                                                                       MAINSTAY VP
                                                                   MAINSTAY VP                           CAPITAL
                                                                     BOND--                          APPRECIATION--
                                                                  INITIAL CLASS                       INITIAL CLASS
                                                            -------------------------           -------------------------
                                                             2003             2002(a)            2003             2002(a)
                                                            -------------------------------------------------------------
SERIES I POLICIES
Units Issued............................................        728            4,226                578               992
Units Redeemed..........................................     (2,394)          (1,283)            (2,779)           (4,650)
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................     (1,666)           2,943             (2,201)           (3,658)
                                                            =======           =======           =======           =======
SERIES II POLICIES
Units Issued............................................         30              151                  1                28
Units Redeemed..........................................        (79)             (77)               (15)              (40)
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................        (49)              74                (14)              (12)
                                                            =======           =======           =======           =======
SERIES III POLICIES
Units Issued............................................      2,704            2,928              1,861             1,738
Units Redeemed..........................................     (1,053)             (96)              (211)             (441)
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................      1,651            2,832              1,650             1,297
                                                            =======           =======           =======           =======
SERIES IV POLICIES
Units Issued............................................      1,268              576                577               397
Units Redeemed..........................................       (287)              (5)               (30)               (1)
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................        981              571                547               396
                                                            =======           =======           =======           =======
SERIES V POLICIES
Units Issued............................................         28               13                  4                 1
Units Redeemed..........................................         (8)              --                 --                --
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................         20               13                  4                 1
                                                            =======           =======           =======           =======
SERIES VI POLICIES
Units Issued............................................         --               --                 --                --
Units Redeemed..........................................         --               --                 --                --
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................         --               --                 --                --
                                                            =======           =======           =======           =======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
       MAINSTAY VP        CONVERTIBLE--      EQUITY INCOME--      GOVERNMENT--
     CASH MANAGEMENT      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
    -----------------   -----------------   -----------------   -----------------
    2003(b)   2002(a)    2003     2002(a)    2003     2002(a)    2003     2002(a)
    -----------------------------------------------------------------------------
    16,976    57,342      1,318    1,258      1,161    3,820        801     8,021
    (94,625)  (54,568)     (707)  (1,176)      (338)    (223)    (4,878)   (1,054)
    -------   -------   -------   -------   -------   -------   -------   -------
    (77,649)   2,774        611       82        823    3,597     (4,077)    6,967
    =======   =======   =======   =======   =======   =======   =======   =======
     8,111    21,890         10       73          8       68         61       195
    (30,445)  (11,353)      (51)     (63)       (10)     (12)      (186)      (36)
    -------   -------   -------   -------   -------   -------   -------   -------
    (22,334)  10,537        (41)      10         (2)      56       (125)      159
    =======   =======   =======   =======   =======   =======   =======   =======
    38,546    41,442      2,022    1,790      1,215    1,695      3,379     3,157
    (55,519)  (6,015)      (171)    (207)      (118)     (30)    (2,204)     (113)
    -------   -------   -------   -------   -------   -------   -------   -------
    (16,973)  35,427      1,851    1,583      1,097    1,665      1,175     3,044
    =======   =======   =======   =======   =======   =======   =======   =======
    23,094     7,273        715      398        726      437      1,547       869
    (11,450)  (2,324)       (28)      (2)       (34)     (15)      (771)       (4)
    -------   -------   -------   -------   -------   -------   -------   -------
    11,644     4,949        687      396        692      422        776       865
    =======   =======   =======   =======   =======   =======   =======   =======
     2,390       200         14        1         15       14         47        16
      (469)      (30)        --       --         --       --        (15)       --
    -------   -------   -------   -------   -------   -------   -------   -------
     1,921       170         14        1         15       14         32        16
    =======   =======   =======   =======   =======   =======   =======   =======
     7,586        --         --       --         --       --         --        --
    (4,699)       --         --       --         --       --         --        --
    -------   -------   -------   -------   -------   -------   -------   -------
     2,887        --         --       --         --       --         --        --
    =======   =======   =======   =======   =======   =======   =======   =======

--------------------------------------------------------------------------------



                                                                                                       MAINSTAY VP
                                                                    MAINSTAY VP                         HIGH YIELD
                                                                  GROWTH EQUITY--                    CORPORATE BOND--
                                                                   INITIAL CLASS                      INITIAL CLASS
                                                              ------------------------           ------------------------
                                                               2003            2002(a)            2003            2002(a)
                                                              -----------------------------------------------------------
SERIES I POLICIES
Units Issued..............................................       286            1,076             5,528            2,095
Units Redeemed............................................    (1,556)          (2,564)           (2,766)          (2,845)
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................    (1,270)          (1,488)            2,762             (750)
                                                              ======           ======            ======           ======
SERIES II POLICIES
Units Issued..............................................         5               35               242              157
Units Redeemed............................................       (72)             (46)             (122)             (51)
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................       (67)             (11)              120              106
                                                              ======           ======            ======           ======
SERIES III POLICIES
Units Issued..............................................     1,067            1,944             5,210            3,178
Units Redeemed............................................      (321)            (320)             (411)            (233)
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................       746            1,624             4,799            2,945
                                                              ======           ======            ======           ======
SERIES IV POLICIES
Units Issued..............................................       535              369             2,072              785
Units Redeemed............................................       (32)              (2)              (89)              (9)
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................       503              367             1,983              776
                                                              ======           ======            ======           ======
SERIES V POLICIES
Units Issued..............................................        20                2               110                6
Units Redeemed............................................        --               --                (4)              --
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................        20                2               106                6
                                                              ======           ======            ======           ======
SERIES VI POLICIES
Units Issued..............................................        --               --                --               --
Units Redeemed............................................        --               --                --               --
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................        --               --                --               --
                                                              ======           ======            ======           ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                  MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP           MAINSTAY VP             MID CAP            MID CAP
    INDEXED EQUITY--   INTERNATIONAL EQUITY--        CORE--            GROWTH--
     INITIAL CLASS         INITIAL CLASS         INITIAL CLASS      INITIAL CLASS
    ----------------   ----------------------   ----------------   ----------------
     2003    2002(a)     2003       2002(a)      2003    2002(a)    2003    2002(a)
    -------------------------------------------------------------------------------
       707    1,462        495          512        585    1,212     2,332      965
    (2,167)  (4,453)      (199)        (116)      (212)     (74)     (102)     (52)
    ------   ------     ------       ------     ------   ------    ------   ------
    (1,460)  (2,991)       296          396        373    1,138     2,230      913
    ======   ======     ======       ======     ======   ======    ======   ======
        24       59        131           27          8        9         6       13
       (47)     (33)      (120)         (25)        (1)      (1)       (6)      (1)
    ------   ------     ------       ------     ------   ------    ------   ------
       (23)      26         11            2          7        8        --       12
    ======   ======     ======       ======     ======   ======    ======   ======
     3,350    4,448        712          360        641      405     1,364      586
      (303)    (362)       (83)         (13)       (21)     (10)      (69)     (19)
    ------   ------     ------       ------     ------   ------    ------   ------
     3,047    4,086        629          347        620      395     1,295      567
    ======   ======     ======       ======     ======   ======    ======   ======
     1,231      665        219           81        253      162       409      200
       (52)      (5)        (8)          (1)       (12)     (10)      (16)      (1)
    ------   ------     ------       ------     ------   ------    ------   ------
     1,179      660        211           80        241      152       393      199
    ======   ======     ======       ======     ======   ======    ======   ======
        13        8          4            1          3        1         5        2
        --       --         --           --         --       --        --       --
    ------   ------     ------       ------     ------   ------    ------   ------
        13        8          4            1          3        1         5        2
    ======   ======     ======       ======     ======   ======    ======   ======
        --       --         --           --         --       --        --       --
        --       --         --           --         --       --        --       --
    ------   ------     ------       ------     ------   ------    ------   ------
        --       --         --           --         --       --        --       --
    ======   ======     ======       ======     ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                       MAINSTAY VP
                                                        SMALL CAP         MAINSTAY VP
                                                         GROWTH--        TOTAL RETURN--
                                                      INITIAL CLASS      INITIAL CLASS
                                                     ----------------   ----------------
                                                      2003    2002(a)    2003    2002(a)
                                                     -----------------------------------
SERIES I POLICIES
Units Issued.......................................   1,825    1,455       268      585
Units Redeemed.....................................    (248)    (141)   (1,327)  (2,711)
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................   1,577    1,314    (1,059)  (2,126)
                                                     ======   ======    ======   ======
SERIES II POLICIES
Units Issued.......................................       7       11         4       18
Units Redeemed.....................................      (2)      (1)      (40)     (42)
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................       5       10       (36)     (24)
                                                     ======   ======    ======   ======
SERIES III POLICIES
Units Issued.......................................   1,184      753     1,241    1,130
Units Redeemed.....................................     (87)     (54)     (135)     (85)
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................   1,097      699     1,106    1,045
                                                     ======   ======    ======   ======
SERIES IV POLICIES
Units Issued.......................................     504      245       435      237
Units Redeemed.....................................     (21)      (2)      (24)      (1)
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................     483      243       411      236
                                                     ======   ======    ======   ======
SERIES V POLICIES
Units Issued.......................................       9        2        26        1
Units Redeemed.....................................      --       --        (1)      --
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................       9        2        25        1
                                                     ======   ======    ======   ======
SERIES VI POLICIES
Units Issued.......................................      --       --        --       --
Units Redeemed.....................................      --       --        --       --
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................      --       --        --       --
                                                     ======   ======    ======   ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                 MAINSTAY VP
                          MAINSTAY VP         MAINSTAY VP        EAGLE ASSET
      MAINSTAY VP       AMERICAN CENTURY     DREYFUS LARGE        MANAGEMENT
        VALUE--        INCOME & GROWTH--    COMPANY VALUE--    GROWTH EQUITY--
     INITIAL CLASS       INITIAL CLASS       INITIAL CLASS      INITIAL CLASS
    ----------------   ------------------   ----------------   ----------------
     2003    2002(a)    2003     2002(a)     2003    2002(a)    2003    2002(a)
    ---------------------------------------------------------------------------
       451    1,536       221        473       301      493       176      707
    (1,053)  (1,312)   (1,308)      (605)   (1,208)    (390)     (733)  (1,869)
    ------   ------    ------     ------    ------   ------    ------   ------
      (602)     224    (1,087)      (132)     (907)     103      (557)  (1,162)
    ======   ======    ======     ======    ======   ======    ======   ======
        10       45        10         30         3        9        13       26
       (15)     (12)       (5)        (7)       (4)      (2)       (9)      (8)
    ------   ------    ------     ------    ------   ------    ------   ------
        (5)      33         5         23        (1)       7         4       18
    ======   ======    ======     ======    ======   ======    ======   ======
     1,046    1,899       488        348       540      448       989      794
      (141)    (222)      (68)       (11)      (53)    (120)     (142)    (237)
    ------   ------    ------     ------    ------   ------    ------   ------
       905    1,677       420        337       487      328       847      557
    ======   ======    ======     ======    ======   ======    ======   ======
       685      509       132         65       194      102       235      142
       (43)      (4)       (2)        --       (14)      (1)      (14)      (1)
    ------   ------    ------     ------    ------   ------    ------   ------
       642      505       130         65       180      101       221      141
    ======   ======    ======     ======    ======   ======    ======   ======
        16        6        --         --         3       --         4       --
        --       --        --         --        --       --        --       --
    ------   ------    ------     ------    ------   ------    ------   ------
        16        6        --         --         3       --         4       --
    ======   ======    ======     ======    ======   ======    ======   ======
        --       --        --         --        --       --        --       --
        --       --        --         --        --       --        --       --
    ------   ------    ------     ------    ------   ------    ------   ------
        --       --        --         --        --       --        --       --
    ======   ======    ======     ======    ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2003     2002(a)       2003       2002(a)
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................     581        167         338            501
Units Redeemed.....................................    (380)      (233)       (536)        (1,173)
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................     201        (66)       (198)          (672)
                                                      =====      =====       =====         ======
SERIES II POLICIES
Units Issued.......................................      12         15           6             16
Units Redeemed.....................................      (3)        (2)        (34)            (6)
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................       9         13         (28)            10
                                                      =====      =====       =====         ======
SERIES III POLICIES
Units Issued.......................................     455        170         778            487
Units Redeemed.....................................     (18)        (5)       (212)          (124)
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................     437        165         566            363
                                                      =====      =====       =====         ======
SERIES IV POLICIES
Units Issued.......................................      92         42         135             46
Units Redeemed.....................................      (2)        --          (6)            --
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................      90         42         129             46
                                                      =====      =====       =====         ======
SERIES V POLICIES
Units Issued.......................................       1         --           4             --
Units Redeemed.....................................      --         --          --             --
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................       1         --           4             --
                                                      =====      =====       =====         ======
SERIES VI POLICIES
Units Issued.......................................      --         --          --             --
Units Redeemed.....................................      --         --          --             --
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................      --         --          --             --
                                                      =====      =====       =====         ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        AMSOUTH           AMSOUTH
       ENHANCED        INTERNATIONAL        AMSOUTH           AMSOUTH
      MARKET FUND       EQUITY FUND     LARGE CAP FUND     MID CAP FUND
    ---------------   ---------------   ---------------   ---------------
    2003(b)   2002    2003(b)   2002    2003(b)   2002    2003(b)   2002
    ---------------------------------------------------------------------
        --      --        --      --        --      --        --       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        --      --        --      --        --      --        --       --
     =====    =====    =====    =====    =====    =====    =====    =====
        --      --        --      --        --      --        --       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        --      --        --      --        --      --        --       --
     =====    =====    =====    =====    =====    =====    =====    =====
        68     151        16      20       125     219        51       84
       (14)    (39)       (1)    (13)      (32)    (50)       (8)      (8)
     -----    -----    -----    -----    -----    -----    -----    -----
        54     112        15       7        93     169        43       76
     =====    =====    =====    =====    =====    =====    =====    =====
        --      --        --      --        --      --        --       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        --      --        --      --        --      --        --       --
     =====    =====    =====    =====    =====    =====    =====    =====
        --      --        --      --        --      --        --       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        --      --        --      --        --      --        --       --
     =====    =====    =====    =====    =====    =====    =====    =====
        12      --         3      --        12      --         7       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        12      --         3      --        12      --         7       --
     =====    =====    =====    =====    =====    =====    =====    =====

--------------------------------------------------------------------------------



                                                          CALVERT             DREYFUS IP
                                                          SOCIAL         TECHNOLOGY GROWTH--
                                                         BALANCED           INITIAL SHARES
                                                     -----------------   --------------------
                                                     2003(b)   2002(a)     2003      2002(a)
                                                     ----------------------------------------
SERIES I POLICIES
Units Issued.......................................     155       211      1,387        545
Units Redeemed.....................................    (127)     (252)      (175)       (55)
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................      28       (41)     1,212        490
                                                     ======    ======     ======     ======
SERIES II POLICIES
Units Issued.......................................       2         5          4         21
Units Redeemed.....................................      (3)       (1)        (9)        (1)
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................      (1)        4         (5)        20
                                                     ======    ======     ======     ======
SERIES III POLICIES
Units Issued.......................................     502       323        963        299
Units Redeemed.....................................     (31)      (34)      (106)       (13)
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................     471       289        857        286
                                                     ======    ======     ======     ======
SERIES IV POLICIES
Units Issued.......................................     175        38        162         51
Units Redeemed.....................................      (3)       --         (6)        --
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................     172        38        156         51
                                                     ======    ======     ======     ======
SERIES V POLICIES
Units Issued.......................................       5         1          2         --
Units Redeemed.....................................      --        --         --         --
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................       5         1          2         --
                                                     ======    ======     ======     ======
SERIES VI POLICIES
Units Issued.......................................      43        --         --         --
Units Redeemed.....................................      --        --         --         --
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................      43        --         --         --
                                                     ======    ======     ======     ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                               JANUS ASPEN
                                            JANUS ASPEN           SERIES
      FIDELITY(R)        FIDELITY(R)           SERIES           WORLDWIDE
          VIP                VIP             BALANCED--          GROWTH--
    CONTRAFUND(R)--    EQUITY-INCOME--     INSTITUTIONAL      INSTITUTIONAL
     INITIAL CLASS      INITIAL CLASS          SHARES             SHARES
    ----------------   ----------------   ----------------   ----------------
     2003    2002(a)    2003    2002(a)    2003    2002(a)    2003    2002(a)
    -------------------------------------------------------------------------
       678    1,134       645    1,360       662    2,705       419    1,088
    (1,200)  (1,936)   (1,014)  (1,313)   (3,784)  (4,195)   (3,175)  (3,792)
    ------   ------    ------   ------    ------   ------    ------   ------
      (522)    (802)     (369)      47    (3,122)  (1,490)   (2,756)  (2,704)
    ======   ======    ======   ======    ======   ======    ======   ======
        14       32        14       33        18       80         5       49
        (6)      (7)       (7)      (9)      (37)     (61)      (23)      (9)
    ------   ------    ------   ------    ------   ------    ------   ------
         8       25         7       24       (19)      19       (18)      40
    ======   ======    ======   ======    ======   ======    ======   ======
     2,104    1,653     1,194    1,632     2,516    4,145     1,043    1,390
      (247)    (123)     (198)    (317)     (633)    (445)     (370)    (314)
    ------   ------    ------   ------    ------   ------    ------   ------
     1,857    1,530       996    1,315     1,883    3,700       673    1,076
    ======   ======    ======   ======    ======   ======    ======   ======
       682      428       526      274     1,225      891       414      268
       (37)      (3)      (23)      (4)      (77)      (7)      (22)      (1)
    ------   ------    ------   ------    ------   ------    ------   ------
       645      425       503      270     1,148      884       392      267
    ======   ======    ======   ======    ======   ======    ======   ======
        27        5        27        9        47        9         7       --
        (1)      --        (1)      --        (8)      --        --       --
    ------   ------    ------   ------    ------   ------    ------   ------
        26        5        26        9        39        9         7       --
    ======   ======    ======   ======    ======   ======    ======   ======
        --       --        --       --        --       --        --       --
        --       --        --       --        --       --        --       --
    ------   ------    ------   ------    ------   ------    ------   ------
        --       --        --       --        --       --        --       --
    ======   ======    ======   ======    ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)            MFS(R)
                                                     INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES
                                                        SERIES--          SERIES--           SERIES--
                                                      INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
                                                     ---------------   ---------------   -----------------
                                                     2003    2002(a)   2003    2002(a)    2003    2002(a)
                                                     -----------------------------------------------------
SERIES I POLICIES
Units Issued.......................................    90       482     101       241       57        38
Units Redeemed.....................................  (343)     (647)   (429)     (991)      (5)       (8)
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................  (253)     (165)   (328)     (750)      52        30
                                                     =====    =====    =====    =====    =====     =====
SERIES II POLICIES
Units Issued.......................................     5        17       1         5        2         1
Units Redeemed.....................................    (1)       (5)     (5)       (7)      (1)       --
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................     4        12      (4)       (2)       1         1
                                                     =====    =====    =====    =====    =====     =====
SERIES III POLICIES
Units Issued.......................................   145       307     206       328       82        67
Units Redeemed.....................................   (63)     (131)    (77)     (229)     (10)      (36)
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................    82       176     129        99       72        31
                                                     =====    =====    =====    =====    =====     =====
SERIES IV POLICIES
Units Issued.......................................    71        57      64        45        4         4
Units Redeemed.....................................    (2)       --      (2)       --       --        --
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................    69        57      62        45        4         4
                                                     =====    =====    =====    =====    =====     =====
SERIES V POLICIES
Units Issued.......................................     6        --       1        --        1        --
Units Redeemed.....................................    --        --      --        --       --        --
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................     6        --       1        --        1        --
                                                     =====    =====    =====    =====    =====     =====
SERIES VI POLICIES
Units Issued.......................................    --        --      --        --       --        --
Units Redeemed.....................................    --        --      --        --       --        --
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................    --        --      --        --       --        --
                                                     =====    =====    =====    =====    =====     =====

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                 VAN KAMPEN
    NEUBERGER BERMAN                                                 UIF
       AMT MID-CAP       T. ROWE PRICE         VAN ECK            EMERGING
        GROWTH--         EQUITY INCOME        WORLDWIDE       MARKETS EQUITY--
         CLASS I           PORTFOLIO         HARD ASSETS           CLASS I
    -----------------   ---------------   -----------------   -----------------
     2003    2002(a)    2003    2002(a)   2003(b)   2002(a)    2003    2002(a)
    ---------------------------------------------------------------------------
      279       213     1,172    2,380       183       409      233        276
      (17)      (12)    (603)     (722)      (92)      (73)    (285)      (235)
    -----     -----     -----    -----     -----     -----    -----     ------
      262       201      569     1,658        91       336      (52)        41
    =====     =====     =====    =====     =====     =====    =====     ======
        6         4       33        49        11         4       74         11
       (2)       --      (13)      (20)       (2)       (1)      (3)    (1,009)
    -----     -----     -----    -----     -----     -----    -----     ------
        4         4       20        29         9         3       71       (998)
    =====     =====     =====    =====     =====     =====    =====     ======
      212       159     1,439    1,697       227       229      238        342
      (19)       (6)    (218)     (180)      (27)       (5)     (29)       (23)
    -----     -----     -----    -----     -----     -----    -----     ------
      193       153     1,221    1,517       200       224      209        319
    =====     =====     =====    =====     =====     =====    =====     ======
       36        16      690       422        84        50       55         59
       (1)       --      (26)       (2)       (2)      (11)      (3)        (1)
    -----     -----     -----    -----     -----     -----    -----     ------
       35        16      664       420        82        39       52         58
    =====     =====     =====    =====     =====     =====    =====     ======
        7        --       32        14         4        --        1         --
       --        --       (1)       --        --        --       --         --
    -----     -----     -----    -----     -----     -----    -----     ------
        7        --       31        14         4        --        1         --
    =====     =====     =====    =====     =====     =====    =====     ======
       --        --       --        --        26        --       --         --
       --        --       --        --        --        --       --         --
    -----     -----     -----    -----     -----     -----    -----     ------
       --        --       --        --        26        --       --         --
    =====     =====     =====    =====     =====     =====    =====     ======

--------------------------------------------------------------------------------



                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units Issued..........................................        318                250                348
Units Redeemed........................................        (22)                (2)                (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        296                248                347
                                                              ===                ===                ===
SERIES II POLICIES
Units Issued..........................................         --                 --                 --
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         --                 --                 --
                                                              ===                ===                ===
SERIES III POLICIES
Units Issued..........................................        644                475                709
Units Redeemed........................................         (4)                (1)                (2)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        640                474                707
                                                              ===                ===                ===
SERIES IV POLICIES
Units Issued..........................................        602                407                649
Units Redeemed........................................        (10)                (1)                (5)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        592                406                644
                                                              ===                ===                ===
SERIES V POLICIES
Units Issued..........................................         43                  8                 49
Units Redeemed........................................         (2)                --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         41                  8                 49
                                                              ===                ===                ===
SERIES VI POLICIES
Units Issued..........................................        339                198                317
Units Redeemed........................................         (1)                (1)                (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        338                197                316
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Activity for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                               MAINSTAY VP
                                                                HIGH YIELD
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         CORPORATE         MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--         BOND--        INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
          208                289                162                 929                609
           (1)               (17)                --                  (9)                (3)
          ---                ---                ---               -----              -----
          207                272                162                 920                606
          ===                ===                ===               =====              =====
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---               -----              -----
           --                 --                 --                  --                 --
          ===                ===                ===               =====              =====
          559                433                274               2,521              1,219
          (10)               (11)                (1)                (26)                (4)
          ---                ---                ---               -----              -----
          549                422                273               2,495              1,215
          ===                ===                ===               =====              =====
          445                435                294               2,234              1,040
           (3)               (10)                (1)                (10)                (2)
          ---                ---                ---               -----              -----
          442                425                293               2,224              1,038
          ===                ===                ===               =====              =====
           11                 43                  4                 256                121
           --                 --                 (1)                 (1)                (1)
          ---                ---                ---               -----              -----
           11                 43                  3                 255                120
          ===                ===                ===               =====              =====
          219                186                130                 811                417
           (1)                (1)                --                  (2)                (3)
          ---                ---                ---               -----              -----
          218                185                130                 809                414
          ===                ===                ===               =====              =====

--------------------------------------------------------------------------------



                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units Issued..........................................        114                126                198
Units Redeemed........................................         --                 (1)                (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        114                125                197
                                                              ===                ===                ===
SERIES II POLICIES
Units Issued..........................................         --                 --                 --
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         --                 --                 --
                                                              ===                ===                ===
SERIES III POLICIES
Units Issued..........................................        255                237                434
Units Redeemed........................................         (1)                --                 (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        254                237                433
                                                              ===                ===                ===
SERIES IV POLICIES
Units Issued..........................................        247                229                433
Units Redeemed........................................         (1)                (1)                (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        246                228                432
                                                              ===                ===                ===
SERIES V POLICIES
Units Issued..........................................          7                 16                 16
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................          7                 16                 16
                                                              ===                ===                ===
SERIES VI POLICIES
Units Issued..........................................        121                113                245
Units Redeemed........................................         --                 --                 (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        121                113                244
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Activity for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
          194                172                224                  45                 73
           (2)                (1)                (1)                 --                 --
          ---                ---                ---                 ---                ---
          192                171                223                  45                 73
          ===                ===                ===                 ===                ===
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           --                 --                 --                  --                 --
          ===                ===                ===                 ===                ===
          385                401                442                 127                160
           (1)                (2)                (1)                 (1)                --
          ---                ---                ---                 ---                ---
          384                399                441                 126                160
          ===                ===                ===                 ===                ===
          356                300                393                 124                181
           (3)                (1)                (1)                 (1)                --
          ---                ---                ---                 ---                ---
          353                299                392                 123                181
          ===                ===                ===                 ===                ===
            8                 15                 14                   2                 12
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
            8                 15                 14                   2                 12
          ===                ===                ===                 ===                ===
          180                207                185                  53                 80
           --                 (2)                --                  --                 --
          ---                ---                ---                 ---                ---
          180                205                185                  53                 80
          ===                ===                ===                 ===                ===

--------------------------------------------------------------------------------


                                                          MainStay VP        MainStay VP
                                                          Eagle Asset        Lord Abbett       Alger American
                                                           Management         Developing           Small
                                                        Growth Equity--        Growth--       Capitalization--
                                                         Service Class      Service Class      Class S Shares
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units Issued..........................................         74                 56                 55
Units Redeemed........................................         --                 (1)                --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         74                 55                 55
                                                              ===                ===                ===
SERIES II POLICIES
Units Issued..........................................         --                 --                 --
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         --                 --                 --
                                                              ===                ===                ===
SERIES III POLICIES
Units Issued..........................................        248                127                130
Units Redeemed........................................         (1)                --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................        247                127                130
                                                              ===                ===                ===
SERIES IV POLICIES
Units Issued..........................................        202                118                132
Units Redeemed........................................         (1)                (1)                --
                                                              ---                ---                ---
  Net Increase (Decrease).............................        201                117                132
                                                              ===                ===                ===
SERIES V POLICIES
Units Issued..........................................          6                  6                  2
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................          6                  6                  2
                                                              ===                ===                ===
SERIES VI POLICIES
Units Issued..........................................        114                 61                 41
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................        114                 61                 41
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Activity for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                                             JANUS ASPEN
      DREYFUS IP                                                            JANUS ASPEN         SERIES
      TECHNOLOGY     FIDELITY(R) VIP   FIDELITY(R) VIP     FIDELITY(R)         SERIES         WORLDWIDE
       GROWTH--      CONTRAFUND(R)--   EQUITY-INCOME--    VIP MID CAP--      BALANCED--        GROWTH--
    SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES
    --------------   ---------------   ---------------   ---------------   --------------   --------------
         2003             2003              2003             2003(c)            2003             2003
    ------------------------------------------------------------------------------------------------------
         105               321               253               199              413              122
          (1)               (3)               (2)               --               (3)              (1)
         ---               ---               ---               ---              ---              ---
         104               318               251               199              410              121
         ===               ===               ===               ===              ===              ===
          --                --                --                --               --               --
          --                --                --                --               --               --
         ---               ---               ---               ---              ---              ---
          --                --                --                --               --               --
         ===               ===               ===               ===              ===              ===
         248               617               505               110              781              223
          (1)               (1)               (1)               (3)              (2)              --
         ---               ---               ---               ---              ---              ---
         247               616               504               107              779              223
         ===               ===               ===               ===              ===              ===
         230               469               424                95              726              196
          --                (2)               (3)               --               (4)              (1)
         ---               ---               ---               ---              ---              ---
         230               467               421                95              722              195
         ===               ===               ===               ===              ===              ===
           9                29                71                 4               42                2
          --                (1)               --                --               --               --
         ---               ---               ---               ---              ---              ---
           9                28                71                 4               42                2
         ===               ===               ===               ===              ===              ===
         112               219               261                44              388               88
          --                --                (1)               --               (1)              --
         ---               ---               ---               ---              ---              ---
         112               219               260                44              387               88
         ===               ===               ===               ===              ===              ===

--------------------------------------------------------------------------------



                                                          MFS(R) INVESTORS        MFS(R)               MFS(R)
                                                           TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                           SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                          ----------------   -----------------   ------------------
                                                                2003               2003                 2003
                                                          ---------------------------------------------------------
SERIES I POLICIES
Units Issued.............................................        12                  35                  --
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................        12                  35                  --
                                                                ===                 ===                 ===
SERIES II POLICIES
Units Issued.............................................        --                  --                  --
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................        --                  --                  --
                                                                ===                 ===                 ===
SERIES III POLICIES
Units Issued.............................................        32                  58                   7
Units Redeemed...........................................        (3)                 --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................        29                  58                   7
                                                                ===                 ===                 ===
SERIES IV POLICIES
Units Issued.............................................        43                  43                   5
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net increase (decrease)................................        43                  43                   5
                                                                ===                 ===                 ===
SERIES V POLICIES
Units Issued.............................................         1                   1                   1
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................         1                   1                   1
                                                                ===                 ===                 ===
SERIES VI POLICIES
Units Issued.............................................        17                  25                  --
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................        17                  25                  --
                                                                ===                 ===                 ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Activity for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN                       VAN KAMPEN UIF
      AMT MID-CAP       T. ROWE PRICE         EMERGING
        GROWTH--        EQUITY INCOME     MARKETS EQUITY--
        CLASS S         PORTFOLIO--II         CLASS II
    ----------------   ----------------   ----------------
          2003               2003               2003
    ------------------------------------------------------
            1                228                 31
           --                 (4)                --
          ---                ---                ---
            1                224                 31
          ===                ===                ===
           --                 --                 --
           --                 --                 --
          ---                ---                ---
           --                 --                 --
          ===                ===                ===
           10                519                108
           --                 (1)                --
          ---                ---                ---
           10                518                108
          ===                ===                ===
           24                481                 53
           --                 (3)                --
          ---                ---                ---
           24                478                 53
          ===                ===                ===
            7                 85                 --
           --                 (1)                --
          ---                ---                ---
            7                 84                 --
          ===                ===                ===
            5                292                 22
           --                 --                 --
          ---                ---                ---
            5                292                 22
          ===                ===                ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2003, 2002, 2001, 2000, and 1999:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $196,827   $216,196   $158,984   $ 85,728   $ 82,561
Units Outstanding..................................      12,616     14,282     11,339      6,588      6,871
Variable Accumulation Unit Value...................    $  15.60   $  15.14   $  14.02   $  13.01   $  12.02
Total Return.......................................        3.1%       8.0%       7.8%       8.3%      (2.9%)
Investment Income Ratio............................        3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,536   $  2,094   $  1,100   $    167   $     --
Units Outstanding..................................         121        170         96         16         --
Variable Accumulation Unit Value...................    $  12.68   $  12.32   $  11.43   $  10.62   $     --
Total Return.......................................        2.9%       7.8%       7.6%       6.2%         --
Investment Income Ratio............................        3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 64,492   $ 42,745   $  7,920   $    188   $     --
Units Outstanding..................................       5,189      3,538        706         18         --
Variable Accumulation Unit Value...................    $  12.43   $  12.08   $  11.21   $  10.43   $     --
Total Return.......................................        2.9%       7.7%       7.5%       4.3%         --
Investment Income Ratio............................        4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 17,219   $  6,150   $     --   $     --   $     --
Units Outstanding..................................       1,552        571         --         --         --
Variable Accumulation Unit Value...................    $  11.10   $  10.77   $     --   $     --   $     --
Total Return.......................................        3.0%       7.7%         --         --         --
Investment Income Ratio............................        4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    356   $    137   $     --   $     --   $     --
Units Outstanding..................................          33         13         --         --         --
Variable Accumulation Unit Value...................    $  10.80   $  10.52   $     --   $     --   $     --
Total Return.......................................        2.6%       5.2%         --         --         --
Investment Income Ratio............................        4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
          -----------------------------------------------------------------------------------------------------------
          $377,779   $330,249   $553,783   $748,887   $657,329   $163,925   $263,444   $260,067   $164,643   $294,243
            23,240     25,441     29,099     29,793     23,024    130,435    208,084    205,310    133,091    248,786
          $  16.26   $  12.98   $  19.03   $  25.14   $  28.55   $   1.26   $   1.27   $   1.27   $   1.24   $   1.18
             25.2%     (31.8%)    (24.3%)    (12.0%)     23.7%      (0.7%)     (0.1%)      2.4%       4.6%       3.4%
              0.2%       0.1%       0.1%                             0.7%       1.3%       3.6%

          $    976   $    847   $  1,333   $  1,171   $     --   $  3,796   $ 27,216   $ 16,214   $  4,180   $     --
               160        174        186        123         --      3,657     25,991     15,454      4,074         --
          $   6.11   $   4.88   $   7.17   $   9.48   $     --   $   1.04   $   1.05   $   1.05   $   1.03   $     --
             25.0%     (31.9%)    (24.4%)     (5.2%)        --      (0.9%)     (0.2%)      2.3%       2.6%         --
              0.2%       0.1%       0.1%                             0.7%       1.4%       3.4%

          $ 25,919   $ 13,383   $ 11,161   $  1,817   $     --   $ 50,236   $ 68,335   $ 31,624   $  2,635   $     --
             4,651      3,001      1,704        210         --     48,830     65,803     30,376      2,586         --
          $   5.57   $   4.46   $   6.55   $   8.67   $     --   $   1.03   $   1.04   $   1.04   $   1.02   $     --
             25.0%     (31.9%)    (24.5%)    (13.3%)        --      (0.9%)     (0.3%)      2.1%       1.9%         --
              0.3%       0.1%       0.2%                             0.7%       1.3%       3.0%

          $  8,812   $  2,958   $     --   $     --   $     --   $ 16,441   $  4,942   $     --   $     --   $     --
               943        396         --         --         --     16,593      4,949         --         --         --
          $   9.34   $   7.46   $     --   $     --   $     --   $   0.99   $   1.00   $     --   $     --   $     --
             25.2%     (25.4%)        --         --         --      (0.8%)     (0.1%)        --         --         --
              0.3%       0.5%         --                             0.6%       1.1%         --

          $     60   $     14   $     --   $     --   $     --   $  2,061   $    170   $     --   $     --   $     --
                 5          1         --         --         --      2,091        170         --         --         --
          $  11.47   $   9.20   $     --   $     --   $     --   $   0.99   $   1.00   $     --   $     --   $     --
             24.7%      (8.0%)        --         --         --      (1.2%)     (0.3%)        --         --         --
              0.3%       1.1%         --                             0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $  2,868   $     --   $     --   $     --   $     --
                --         --         --         --         --      2,887         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $   0.99   $     --   $     --   $     --   $     --
                --         --         --         --         --      (0.7%)        --         --         --         --
                --         --         --                             0.6%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                    CONVERTIBLE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $169,402   $132,023   $144,131   $125,337   $ 65,034
Units Outstanding..................................      10,078      9,467      9,385      7,873      3,826
Variable Accumulation Unit Value...................    $  16.81   $  13.95   $  15.36   $  15.92   $  17.00
Total Return.......................................       20.5%      (9.2%)     (3.5%)     (6.3%)     40.0%
Investment Income Ratio............................        2.4%       2.7%       3.8%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,599   $  1,651   $  1,733   $  1,356   $     --
Units Outstanding..................................         168        209        199        150         --
Variable Accumulation Unit Value...................    $   9.50   $   7.89   $   8.71   $   9.04   $     --
Total Return.......................................       20.4%      (9.3%)     (3.7%)     (9.6%)        --
Investment Income Ratio............................        2.0%       2.6%       3.9%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,469   $ 20,475   $  9,385   $    703   $     --
Units Outstanding..................................       4,559      2,708      1,125         81         --
Variable Accumulation Unit Value...................    $   9.10   $   7.56   $   8.34   $   8.67   $     --
Total Return.......................................       20.3%      (9.4%)     (3.8%)     (1.3%)        --
Investment Income Ratio............................        2.8%       4.0%       7.5%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 12,094   $  3,675   $     --   $     --   $     --
Units Outstanding..................................       1,083        396         --         --         --
Variable Accumulation Unit Value...................    $  11.17   $   9.27   $     --   $     --   $     --
Total Return.......................................       20.5%      (7.3%)        --         --         --
Investment Income Ratio............................        3.0%      11.7%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    193   $     13   $     --   $     --   $     --
Units Outstanding..................................          15          1         --         --         --
Variable Accumulation Unit Value...................    $  12.44   $  10.37   $     --   $     --   $     --
Total Return.......................................       20.0%       3.7%         --         --         --
Investment Income Ratio............................        4.1%      14.2%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


             MAINSTAY VP
                EQUITY                                   MAINSTAY VP
        INCOME--INITIAL CLASS                     GOVERNMENT--INITIAL CLASS
    ------------------------------   ----------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $ 65,297   $ 44,528   $ 17,502   $169,701   $230,480   $115,641   $ 59,775   $ 60,001
       6,201      5,378      1,781     11,183     15,260      8,293      4,508      5,008
    $  10.53   $   8.28   $   9.83   $  15.17   $  15.10   $  13.94   $  13.26   $  11.98
       27.2%     (15.8%)     (1.7%)      0.5%       8.3%       5.1%      10.7%      (3.1%)
        1.1%       1.3%       1.6%       3.6%       4.1%       5.4%

    $    678   $    549   $    109   $  1,957   $  3,456   $  1,420   $    281   $     --
          65         67         11        162        287        128         27         --
    $  10.45   $   8.23   $   9.78   $  12.07   $  12.04   $  11.13   $  10.60   $     --
       27.0%     (15.9%)     (2.2%)      0.3%       8.2%       5.0%       6.0%         --
        1.0%       1.6%       2.4%       2.9%       4.5%       5.5%

    $ 30,861   $ 15,132   $  1,409   $ 59,899   $ 45,740   $  8,792   $     47   $     --
       2,903      1,806        141      5,017      3,842        798          5         --
    $  10.63   $   8.38   $   9.96   $  11.94   $  11.91   $  11.01   $  10.49   $     --
       26.9%     (15.9%)     (0.4%)      0.3%       8.1%       5.0%       5.0%         --
        1.2%       2.1%       3.2%       4.2%       6.0%      10.7%

    $ 11,463   $  3,414   $     --   $ 17,692   $  9,291   $     --   $     --   $     --
       1,114        422         --      1,641        865         --         --         --
    $  10.29   $   8.09   $     --   $  10.78   $  10.74   $     --   $     --   $     --
       27.1%     (19.1%)        --       0.4%       7.4%         --         --         --
        1.3%       3.9%         --       4.4%      13.1%         --

    $    302   $    113   $     --   $    508   $    168   $     --   $     --   $     --
          29         14         --         48         16         --         --         --
    $  10.37   $   8.19   $     --   $  10.52   $  10.52   $     --   $     --   $     --
       26.6%     (18.1%)        --         --       5.2%         --         --         --
        1.2%       3.5%         --       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
          --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   GROWTH EQUITY--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $278,265   $244,017   $359,198   $419,759   $317,273
Units Outstanding..................................      13,689     14,959     16,447     15,714     11,321
Variable Accumulation Unit Value...................    $  20.33   $  16.31   $  21.84   $  26.71   $  28.02
Total Return.......................................       24.6%     (25.3%)    (18.2%)     (4.7%)     28.2%
Investment Income Ratio............................        1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,077   $  1,249   $  1,763   $  1,300   $     --
Units Outstanding..................................         152        219        230        139         --
Variable Accumulation Unit Value...................    $   7.10   $   5.71   $   7.65   $   9.37   $     --
Total Return.......................................       24.4%     (25.4%)    (18.4%)     (6.3%)        --
Investment Income Ratio............................        0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 31,601   $ 21,125   $ 15,827   $  1,542   $     --
Units Outstanding..................................       4,424      3,678      2,054        163         --
Variable Accumulation Unit Value...................    $   7.14   $   5.74   $   7.70   $   9.44   $     --
Total Return.......................................       24.4%     (25.5%)    (18.4%)     (5.6%)        --
Investment Income Ratio............................        1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  8,754   $  2,967   $     --   $     --   $     --
Units Outstanding..................................         870        367         --         --         --
Variable Accumulation Unit Value...................    $  10.07   $   8.08   $     --   $     --   $     --
Total Return.......................................       24.6%     (19.2%)        --         --         --
Investment Income Ratio............................        1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    247   $     19   $     --   $     --   $     --
Units Outstanding..................................          22          2         --         --         --
Variable Accumulation Unit Value...................    $  11.37   $   9.16   $     --   $     --   $     --
Total Return.......................................       24.1%      (8.4%)        --         --         --
Investment Income Ratio............................        1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP
                         HIGH YIELD                                            MAINSTAY VP
               CORPORATE BOND--INITIAL CLASS                          INDEXED EQUITY--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $617,551   $417,268   $426,004   $374,764   $400,993   $535,415   $447,495   $647,391   $755,167   $684,701
      30,240     27,478     28,228     25,693     25,509     25,814     27,274     30,265     30,595     24,805
    $  20.42   $  15.19   $  15.09   $  14.59   $  15.72   $  20.74   $  16.41   $  21.39   $  24.68   $  27.60
       34.5%       0.6%       3.4%      (7.2%)     11.3%      26.4%     (23.3%)    (13.3%)    (10.6%)     19.0%
        8.0%      10.4%      12.1%                             1.4%       1.2%       1.0%

    $  4,851   $  2,462   $  1,428   $    793   $     --   $  1,788   $  1,559   $  1,826   $  1,266   $     --
         375        255        149         85         --        227        250        224        135         --
    $  12.95   $   9.65   $   9.60   $   9.29   $     --   $   7.87   $   6.23   $   8.14   $   9.40   $     --
       34.3%       0.5%       3.3%      (7.1%)        --      26.2%     (23.4%)    (13.4%)     (6.0%)        --
        9.3%      15.7%      14.2%                             1.3%       1.4%       1.1%

    $118,930   $ 43,111   $ 15,118   $    498   $     --   $ 70,812   $ 37,642   $ 16,799   $  1,988   $     --
       9,345      4,546      1,601         54         --      9,253      6,206      2,120        217         --
    $  12.73   $   9.48   $   9.44   $   9.15   $     --   $   7.65   $   6.07   $   7.92   $   9.16   $     --
       34.2%       0.4%       3.2%      (8.5%)        --      26.2%     (23.5%)    (13.5%)     (8.4%)        --
        9.3%      17.1%      28.7%                             1.6%       1.8%       2.3%

    $ 35,842   $  7,503   $     --   $     --   $     --   $ 19,067   $  5,417   $     --   $     --   $     --
       2,759        776         --         --         --      1,839        660         --         --         --
    $  12.99   $   9.67   $     --   $     --   $     --   $  10.37   $   8.20   $     --   $     --   $     --
       34.4%      (3.3%)        --         --         --      26.4%     (18.0%)        --         --         --
       10.4%      44.0%         --                             1.8%       6.1%         --

    $  1,542   $     66   $     --   $     --   $     --   $    264   $     76   $     --   $     --   $     --
         112          6         --         --         --         21          8         --         --         --
    $  13.75   $  10.27   $     --   $     --   $     --   $  12.39   $   9.84   $     --   $     --   $     --
       33.9%       2.7%         --         --         --      25.8%      (1.6%)        --         --         --
       11.9%      50.4%         --                             1.7%       8.6%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                               INTERNATIONAL EQUITY--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 34,845   $ 23,569   $ 19,878   $ 23,737   $ 22,729
Units Outstanding..................................       2,229      1,933      1,537      1,556      1,204
Variable Accumulation Unit Value...................    $  15.63   $  12.19   $  12.94   $  15.26   $  18.88
Total Return.......................................       28.2%      (5.7%)    (15.2%)    (19.2%)     26.3%
Investment Income Ratio............................        2.1%       1.5%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    425   $    257   $    254   $    169   $     --
Units Outstanding..................................          45         34         32         18         --
Variable Accumulation Unit Value...................    $   9.54   $   7.45   $   7.92   $   9.35   $     --
Total Return.......................................       28.0%      (5.9%)    (15.3%)     (6.5%)        --
Investment Income Ratio............................        0.4%       0.2%       0.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,625   $  3,599   $  1,063   $    111   $     --
Units Outstanding..................................       1,110        481        134         12         --
Variable Accumulation Unit Value...................    $   9.57   $   7.48   $   7.95   $   9.40   $     --
Total Return.......................................       27.9%      (5.9%)    (15.4%)     (6.0%)        --
Investment Income Ratio............................        2.3%       2.5%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,285   $    707   $     --   $     --   $     --
Units Outstanding..................................         291         80         --         --         --
Variable Accumulation Unit Value...................    $  11.30   $   8.82   $     --   $     --   $     --
Total Return.......................................       28.1%     (11.8%)        --         --         --
Investment Income Ratio............................        2.6%       5.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     62   $     14   $     --   $     --   $     --
Units Outstanding..................................           5          1         --         --         --
Variable Accumulation Unit Value...................    $  12.49   $   9.79   $     --   $     --   $     --
Total Return.......................................       27.6%      (2.1%)        --         --         --
Investment Income Ratio............................        2.1%       6.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
               MID CAP                         MID CAP                        SMALL CAP
         CORE--INITIAL CLASS            GROWTH--INITIAL CLASS           GROWTH--INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
     2003       2002       2001      2003       2002       2001      2003       2002       2001
    ---------------------------------------------------------------------------------------------
    $24,078   $ 15,024   $  6,859   $36,546   $ 11,317   $  7,773   $40,155   $ 17,889   $ 12,197
      2,245      1,872        734     3,998      1,768        855     4,177      2,600      1,286
    $ 10.73   $   8.03   $   9.35   $  9.14   $   6.40   $   9.09   $  9.61   $   6.88   $   9.48
      33.6%     (14.1%)     (6.5%)    42.8%     (29.6%)     (9.1%)    39.7%     (27.4%)     (5.2%)
       0.5%       0.4%       0.4%        --         --         --        --         --         --

    $   170   $     69   $     --   $   198   $    142   $     55   $   426   $    267   $    268
         15          8         --        17         17          5        43         38         28
    $ 11.57   $   8.67   $     --   $ 11.68   $   8.19   $  11.65   $  9.86   $   7.07   $   9.76
      33.4%     (13.3%)        --     42.6%     (29.7%)     16.5%     39.5%     (27.5%)     (2.4%)
       0.5%       0.5%         --        --         --         --        --         --         --

    $11,573   $  3,510   $    241   $17,706   $  3,961   $    365   $17,970   $  5,362   $    786
      1,040        420         25     1,901        606         39     1,879        782         83
    $ 11.13   $   8.35   $   9.74   $  9.32   $   6.54   $   9.30   $  9.56   $   6.86   $   9.47
      33.3%     (14.3%)     (2.6%)    42.5%     (29.7%)     (7.0%)    39.4%     (27.6%)     (5.3%)
       0.6%       0.7%       1.3%        --         --         --        --         --         --

    $ 4,278   $  1,240   $     --   $ 5,924   $  1,392   $     --   $ 7,514   $  1,798   $     --
        393        152         --       592        199         --       726        243         --
    $ 10.88   $   8.14   $     --   $ 10.01   $   7.01   $     --   $ 10.35   $   7.41   $     --
      33.5%     (18.6%)        --     42.7%     (29.9%)        --     39.7%     (25.9%)        --
       0.5%       1.0%         --        --         --         --        --         --         --

    $    45   $     10   $     --   $   107   $     15   $     --   $   126   $     14   $     --
          4          1         --         7          2         --        11          2         --
    $ 12.90   $   9.70   $     --   $ 14.50   $  10.20   $     --   $ 11.55   $   8.31   $     --
      33.0%      (3.0%)        --     42.1%       2.0%         --     39.1%     (16.9%)        --
       0.6%       1.1%         --        --         --         --        --         --         --

    $    --   $     --   $     --   $    --   $     --   $     --   $    --   $     --   $     --
         --         --         --        --         --         --        --         --         --
    $    --   $     --   $     --   $    --   $     --   $     --   $    --   $     --   $     --
         --         --         --        --         --         --        --         --         --
         --         --         --        --         --         --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                   Total Return--Initial Class
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $233,917   $213,473   $296,704   $338,661   $305,978
Units Outstanding..................................      13,754     14,813     16,939     17,027     14,509
Variable Accumulation Unit Value...................    $  17.01   $  14.41   $  17.52   $  19.89   $  21.09
Total Return.......................................       18.0%     (17.7%)    (11.9%)     (5.7%)     15.4%
Investment Income Ratio............................        1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,895   $  1,847   $  2,444   $  2,730   $     --
Units Outstanding..................................         242        278        302        297         --
Variable Accumulation Unit Value...................    $   7.83   $   6.64   $   8.09   $   9.20   $     --
Total Return.......................................       17.8%     (17.8%)    (12.1%)     (8.0%)        --
Investment Income Ratio............................        1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,510   $ 11,221   $  5,557   $    495   $     --
Units Outstanding..................................       2,868      1,762        717         56         --
Variable Accumulation Unit Value...................    $   7.50   $   6.37   $   7.75   $   8.82   $     --
Total Return.......................................       17.8%     (17.9%)    (12.1%)    (11.8%)        --
Investment Income Ratio............................        2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,662   $  2,063   $     --   $     --   $     --
Units Outstanding..................................         647        236         --         --         --
Variable Accumulation Unit Value...................    $  10.29   $   8.73   $     --   $     --   $     --
Total Return.......................................       18.0%     (12.7%)        --         --         --
Investment Income Ratio............................        2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    305   $     12   $     --   $     --   $     --
Units Outstanding..................................          26          1         --         --         --
Variable Accumulation Unit Value...................    $  11.67   $   9.93   $     --   $     --   $     --
Total Return.......................................       17.5%      (0.7%)        --         --         --
Investment Income Ratio............................        3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                               MAINSTAY VP
                        MAINSTAY VP                                          AMERICAN CENTURY
                    VALUE--INITIAL CLASS                              INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $202,324   $169,824   $213,977   $168,711   $165,397   $ 44,045   $ 43,336   $ 55,929   $ 60,445   $ 50,328
      11,104     11,706     11,482      8,963      9,782      4,374      5,461      5,593      5,454      3,997
    $  18.22   $  14.51   $  18.64   $  18.82   $  16.91   $  10.07   $   7.94   $  10.00   $  11.08   $  12.59
       25.6%     (22.2%)     (1.0%)     11.3%       7.3%      26.9%     (20.6%)     (9.8%)    (12.0%)     16.0%
        1.6%       1.4%       1.6%                             1.4%       1.1%       0.8%

    $  1,072   $    903   $    802   $    239   $     --   $    309   $    213   $     71   $    154   $     --
         101        106         73         22         --         37         32          9         17         --
    $  10.64   $   8.49   $  10.92   $  11.04   $     --   $   8.33   $   6.57   $   8.29   $   9.21   $     --
       25.4%     (22.3%)     (1.1%)     10.4%         --      26.7%     (20.8%)    (10.0%)     (7.9%)        --
        1.6%       1.5%       2.2%                             1.6%       1.8%       0.9%

    $ 36,811   $ 22,026   $ 10,836   $     69   $     --   $  7,574   $  3,274   $  1,388   $    218   $     --
       3,619      2,714      1,037          7         --        927        507        170         24         --
    $  10.17   $   8.11   $  10.44   $  10.57   $     --   $   8.17   $   6.45   $   8.15   $   9.05   $     --
       25.4%     (22.3%)     (1.2%)      5.7%         --      26.7%     (20.8%)     (9.9%)     (9.5%)        --
        1.8%       2.1%       3.9%                             1.8%       1.7%       1.6%

    $ 11,041   $  3,870   $     --   $     --   $     --   $  2,018   $    529   $     --   $     --   $     --
       1,147        505         --         --         --        195         65         --         --         --
    $   9.63   $   7.67   $     --   $     --   $     --   $  10.34   $   8.15   $     --   $     --   $     --
       25.5%     (23.3%)        --         --         --      26.8%     (18.5%)        --         --         --
        1.9%       6.1%         --                             1.9%       6.2%         --

    $    230   $     50   $     --   $     --   $     --   $      1   $     --   $     --   $     --   $     --
          22          6         --         --         --         --         --         --         --         --
    $  10.43   $   8.34   $     --   $     --   $     --   $  11.44   $     --   $     --   $     --   $     --
       25.0%     (16.6%)        --         --         --      14.4%         --         --         --         --
        2.0%       8.9%         --                             4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                             Dreyfus
                                                                Large Company Value--Initial Class
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 34,701   $ 34,818   $ 44,680   $ 37,822   $ 25,701
Units Outstanding..................................       3,407      4,314      4,211      3,356      2,397
Variable Accumulation Unit Value...................    $  10.18   $   8.07   $  10.61   $  11.27   $  10.72
Total Return.......................................       26.2%     (23.9%)     (5.9%)      5.1%       5.2%
Investment Income Ratio............................        0.8%       0.6%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    374   $    309   $    336   $    178   $     --
Units Outstanding..................................          40         41         34         17         --
Variable Accumulation Unit Value...................    $   9.43   $   7.49   $   9.86   $  10.49   $     --
Total Return.......................................       26.0%     (24.0%)     (6.0%)      4.9%         --
Investment Income Ratio............................        0.8%       0.6%       0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,630   $  5,637   $  4,231   $    147   $     --
Units Outstanding..................................       1,249        762        434         14         --
Variable Accumulation Unit Value...................    $   9.31   $   7.40   $   9.74   $  10.37   $     --
Total Return.......................................       25.9%     (24.1%)     (6.1%)      3.7%         --
Investment Income Ratio............................        1.0%       0.8%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,835   $    810   $     --   $     --   $     --
Units Outstanding..................................         281        101         --         --         --
Variable Accumulation Unit Value...................    $  10.07   $   7.99   $     --   $     --   $     --
Total Return.......................................       26.1%     (20.1%)        --         --         --
Investment Income Ratio............................        1.1%       2.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     46   $     --   $     --   $     --   $     --
Units Outstanding..................................           3         --         --         --         --
Variable Accumulation Unit Value...................    $  13.28   $     --   $     --   $     --   $     --
Total Return.......................................       32.8%         --         --         --         --
Investment Income Ratio............................        1.8%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MAINSTAY VP                                            MAINSTAY VP
                        EAGLE ASSET                                            LORD ABBETT
                         MANAGEMENT                                             DEVELOPING
                GROWTH EQUITY--INITIAL CLASS                              GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $ 97,271   $ 82,525   $132,751   $157,719   $ 52,015   $ 25,669   $ 17,566   $ 25,662   $ 29,808   $ 27,072
       7,818      8,375      9,537      9,323      2,730      3,094      2,893      2,959      3,141      2,276
    $  12.44   $   9.85   $  13.92   $  16.92   $  19.06   $   8.30   $   6.07   $   8.67   $   9.49   $  11.89
       26.3%     (29.2%)    (17.7%)    (11.2%)     63.2%      36.6%     (30.0%)     (8.6%)    (20.2%)     30.4%
        0.2%       0.1%         --                               --         --         --

    $    633   $    479   $    537   $    528   $     --   $    225   $    109   $     52   $     85   $     --
          91         87         69         55         --         28         19          6          9         --
    $   6.96   $   5.52   $   7.81   $   9.51   $     --   $   7.95   $   5.83   $   8.33   $   9.13   $     --
       26.1%     (29.3%)    (17.9%)     (4.9%)        --      36.4%     (30.1%)     (8.8%)     (8.7%)        --
        0.2%       0.1%         --                               --         --         --

    $ 16,377   $  8,998   $  9,015   $  1,686   $     --   $  5,667   $  1,601   $    906   $     40   $     --
       2,754      1,907      1,350        207         --        710        273        108          4         --
    $   5.95   $   4.72   $   6.68   $   8.13   $     --   $   7.99   $   5.86   $   8.38   $   9.19   $     --
       26.0%     (29.4%)    (17.8%)    (18.7%)        --      36.3%     (30.1%)     (8.8%)     (8.1%)        --
        0.2%       0.1%         --                               --         --         --

    $  3,610   $  1,117   $     --   $     --   $     --   $  1,394   $    321   $     --   $     --   $     --
         362        141         --         --         --        132         42         --         --         --
    $   9.97   $   7.90   $     --   $     --   $     --   $  10.54   $   7.72   $     --   $     --   $     --
       26.2%     (21.0%)        --         --         --      36.5%     (22.8%)        --         --         --
        0.2%       0.3%         --                               --         --         --

    $     48   $     --   $     --   $     --   $     --   $      8   $     --   $     --   $     --   $     --
           4         --         --         --         --          1         --         --         --         --
    $  12.08   $   9.60   $     --   $     --   $     --   $  13.13   $     --   $     --   $     --   $     --
       25.8%      (4.0%)        --         --         --      31.3%         --         --         --         --
        0.3%         --         --                               --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             Alger
                                                                            American
                                                                             Small
                                                                 Capitalization--Class O Shares
                                                       --------------------------------------------------
                                                        2003       2002       2001       2000      1999
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $60,347   $ 44,207   $ 66,445   $ 93,083   $51,860
Units Outstanding..................................      6,994      7,192      7,864      7,657     3,063
Variable Accumulation Unit Value...................    $  8.63   $   6.15   $   8.45   $  12.16   $ 16.93
Total Return.......................................      40.4%     (27.3%)    (30.5%)    (28.2%)    41.4%
Investment Income Ratio............................         --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   418   $    417   $    514   $    588   $    --
Units Outstanding..................................         69         97         87         69        --
Variable Accumulation Unit Value...................    $  6.05   $   4.31   $   5.94   $   8.56   $    --
Total Return.......................................      40.2%     (27.4%)    (30.6%)    (14.4%)       --
Investment Income Ratio............................         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $10,455   $  5,200   $  5,162   $  1,125   $    --
Units Outstanding..................................      1,865      1,299        936        142        --
Variable Accumulation Unit Value...................    $  5.61   $   4.00   $   5.51   $   7.95   $    --
Total Return.......................................      40.1%     (27.4%)    (30.7%)    (20.5%)       --
Investment Income Ratio............................         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,010   $    376   $     --   $     --   $    --
Units Outstanding..................................        175         46         --         --        --
Variable Accumulation Unit Value...................    $ 11.49   $   8.19   $     --   $     --   $    --
Total Return.......................................      40.3%     (18.1%)        --         --        --
Investment Income Ratio............................         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    54   $     --   $     --   $     --   $    --
Units Outstanding..................................          4         --         --         --        --
Variable Accumulation Unit Value...................    $ 13.52   $     --   $     --   $     --   $    --
Total Return.......................................      35.2%         --         --         --        --
Investment Income Ratio............................         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $     --   $     --   $     --   $    --
Units Outstanding..................................         --         --         --         --        --
Variable Accumulation Unit Value...................    $    --   $     --   $     --   $     --   $    --
Total Return.......................................         --         --         --         --        --
Investment Income Ratio............................         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     AMSOUTH                          AMSOUTH                          AMSOUTH
                     ENHANCED                      INTERNATIONAL                        LARGE
                   MARKET FUND                      EQUITY FUND                        CAP FUND
          ------------------------------   ------------------------------   ------------------------------
            2003       2002       2001       2003       2002       2001       2003       2002       2001
          ------------------------------------------------------------------------------------------------
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $  2,415   $  1,562   $  1,112   $    361   $    139   $    116   $  3,889   $  2,526   $  1,883
               293        239        127         36         21         14        478        385        216
          $   8.24   $   6.53   $   8.75   $  10.16   $   6.71   $   8.16   $   8.13   $   6.57   $   8.72
             26.2%      25.4%     (12.5%)     51.3%     (17.7%)    (18.4%)     23.8%     (24.7%)    (12.8%)
              0.8%       0.5%       0.1%       0.9%       0.3%         --       0.2%       0.2%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $    133   $     --   $     --   $     32   $     --   $     --   $    134   $     --   $     --
                12         --         --          3         --         --         12         --         --
          $  11.29   $     --   $     --   $  12.59   $     --   $     --   $  10.99   $     --   $     --
             12.9%         --         --      25.9%         --         --       9.9%         --         --
              1.1%         --         --       3.1%         --         --       0.4%         --         --


                     AMSOUTH
                   MID CAP FUND
          ------------------------------
            2003       2002       2001
          ------------------------------
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $  1,412   $    826   $    515
               189        146         70
          $   7.48   $   5.66   $   7.38
             32.0%     (23.2%)    (26.2%)
                --         --         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $     86   $     --   $     --
                 7         --         --
          $  11.78   $     --   $     --
             17.8%         --         --
                --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 27,683   $ 23,139   $ 27,380   $ 26,540   $ 18,487
Units Outstanding..................................       1,655      1,627      1,668      1,484        987
Variable Accumulation Unit Value...................    $  16.73   $  14.22   $  16.41   $  17.89   $  18.72
Total Return.......................................       17.7%     (13.4%)     (8.3%)     (4.5%)     10.7%
Investment Income Ratio............................        2.0%       2.7%       3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    125   $    111   $     98   $    103   $     --
Units Outstanding..................................          14         15         11         11         --
Variable Accumulation Unit Value...................    $   8.71   $   7.42   $   8.57   $   9.36   $     --
Total Return.......................................       17.5%     (13.5%)     (8.4%)     (6.4%)        --
Investment Income Ratio............................        1.8%       3.1%       3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,419   $  3,779   $  1,957   $    177   $     --
Units Outstanding..................................         995        524        235         19         --
Variable Accumulation Unit Value...................    $   8.46   $   7.21   $   8.34   $   9.10   $     --
Total Return.......................................       17.4%     (13.5%)     (8.4%)     (9.0%)        --
Investment Income Ratio............................        2.6%       4.1%       7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,279   $    352   $     --   $     --   $     --
Units Outstanding..................................         210         38         --         --         --
Variable Accumulation Unit Value...................    $  10.85   $   9.23   $     --   $     --   $     --
Total Return.......................................       17.6%      (7.7%)        --         --         --
Investment Income Ratio............................        3.5%      10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     70   $      5   $     --   $     --   $     --
Units Outstanding..................................           6          1         --         --         --
Variable Accumulation Unit Value...................    $  11.81   $  10.08   $     --   $     --   $     --
Total Return.......................................       17.1%       0.8%         --         --         --
Investment Income Ratio............................        4.6%      24.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    469   $     --   $     --   $     --   $     --
Units Outstanding..................................          43         --         --         --         --
Variable Accumulation Unit Value...................    $  10.80   $     --   $     --   $     --   $     --
Total Return.......................................        8.0%         --         --         --         --
Investment Income Ratio............................        7.3%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

              DREYFUS IP                                 FIDELITY(R)
              TECHNOLOGY                                     VIP
               GROWTH--                                CONTRAFUND(R)--
            INITIAL SHARES                              INITIAL CLASS
    ------------------------------   ----------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $ 17,740   $  4,790   $  3,197   $291,995   $238,091   $279,422   $319,564   $245,305
       2,027        815        325     15,836     16,358     17,160     16,983     12,004
    $   8.75   $   5.88   $   9.84   $  18.44   $  14.56   $  16.28   $  18.82   $  20.44
       48.9%     (40.3%)     (1.6%)     26.7%     (10.6%)    (13.5%)     (7.9%)     22.5%
          --         --         --       0.5%       0.8%       0.8%

    $    182   $    156   $     23   $  1,321   $    981   $    883   $    452   $     --
          17         22          2        136        128        103         46         --
    $  10.67   $   7.18   $  12.03   $   9.69   $   7.66   $   8.58   $   9.93   $     --
       48.6%     (40.3%)     20.3%      26.5%     (10.7%)    (13.6%)     (0.7%)        --
          --         --         --       0.4%       0.8%       0.6%

    $ 10,676   $  2,060   $    587   $ 41,757   $ 19,347   $  9,054   $  1,410   $     --
       1,201        344         58      4,484      2,627      1,097        147         --
    $   8.89   $   5.98   $  10.03   $   9.31   $   7.37   $   8.26   $   9.56   $     --
       48.6%     (40.4%)      0.3%      26.4%     (10.8%)    (13.6%)     (4.4%)        --
          --         --         --       0.3%       0.6%       0.3%

    $  2,206   $    367   $     --   $ 11,685   $  3,664   $     --   $     --   $     --
         207         51         --      1,070        425         --         --         --
    $  10.65   $   7.16   $     --   $  10.93   $   8.63   $     --   $     --   $     --
       48.8%     (28.4%)        --      26.6%     (13.7%)        --         --         --
          --         --         --       0.3%         --         --

    $     32   $     --   $     --   $    398   $     53   $     --   $     --   $     --
           2         --         --         31          5         --         --         --
    $  14.17   $     --   $     --   $  12.99   $  10.30   $     --   $     --   $     --
       41.7%         --         --      26.1%       3.0%         --         --         --
          --         --         --       0.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
          --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                             VIP
                                                                       Equity-Income--
                                                                        Initial Class
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $179,594   $144,348   $175,541   $158,987   $123,982
Units Outstanding..................................    11,179     11,548     11,501      9,762      8,139
Variable Accumulation Unit Value...................  $  16.07   $  12.50   $  15.26   $  16.29   $  15.23
Total Return.......................................     28.5%     (18.1%)     (6.3%)      6.9%       4.9%
Investment Income Ratio............................      1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    877   $    626   $    529   $    286   $     --
Units Outstanding..................................        84         77         53         27         --
Variable Accumulation Unit Value...................  $  10.46   $   8.15   $   9.97   $  10.65   $     --
Total Return.......................................     28.3%     (18.2%)     (6.4%)      6.5%         --
Investment Income Ratio............................      1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 36,552   $ 20,493   $ 12,157   $    275   $     --
Units Outstanding..................................     3,548      2,552      1,237         26         --
Variable Accumulation Unit Value...................  $  10.30   $   8.03   $   9.83   $  10.51   $     --
Total Return.......................................     28.3%     (18.3%)     (6.5%)      5.1%         --
Investment Income Ratio............................      1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  8,099   $  2,204   $     --   $     --   $     --
Units Outstanding..................................       773        270         --         --         --
Variable Accumulation Unit Value...................  $  10.47   $   8.15   $     --   $     --   $     --
Total Return.......................................     28.5%     (18.5%)        --         --         --
Investment Income Ratio............................      1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    370   $     72   $     --   $     --   $     --
Units Outstanding..................................        35          9         --         --         --
Variable Accumulation Unit Value...................  $  10.54   $   8.24   $     --   $     --   $     --
Total Return.......................................     27.9%     (17.6%)        --         --         --
Investment Income Ratio............................      1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
               BALANCED--INSTITUTIONAL SHARES                          GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $541,659   $534,854   $607,299   $598,090   $338,125   $266,039   $250,712   $385,523   $506,390   $329,694
      28,250     31,372     32,862     30,425     16,575     18,103     20,859     23,563     23,672     12,816
    $  19.17   $  17.05   $  18.48   $  19.66   $  20.40   $  14.70   $  12.02   $  16.36   $  21.39   $  25.73
       12.5%      (7.7%)     (6.0%)     (3.6%)     25.0%      22.3%     (26.5%)    (23.5%)    (16.8%)     62.2%
        2.2%       2.4%       2.7%                             1.1%       0.9%       0.5%

    $  2,620   $  2,506   $  2,538   $  1,636   $     --   $  1,136   $  1,024   $  1,111   $  1,165   $     --
         264        283        264        160         --        181        199        159        127         --
    $   9.94   $   8.85   $   9.61   $  10.24   $     --   $   6.27   $   5.13   $   7.00   $   9.16   $     --
       12.3%      (7.9%)     (6.2%)      2.4%         --      22.1%     (26.6%)    (23.6%)     (8.4%)        --
        2.2%       2.5%       3.0%                             1.0%       0.7%       0.5%

    $ 79,154   $ 54,824   $ 26,039   $  2,842   $     --   $ 20,011   $ 13,227   $ 11,124   $  2,806   $     --
       8,458      6,575      2,875        294         --      3,479      2,806      1,730        333         --
    $   9.36   $   8.34   $   9.06   $   9.65   $     --   $   5.75   $   4.71   $   6.43   $   8.42   $     --
       12.2%      (7.9%)     (6.1%)     (3.5%)        --      22.0%     (26.7%)    (23.6%)    (15.8%)        --
        2.4%       3.1%       4.0%                             1.4%       1.0%       0.7%

    $ 21,004   $  8,129   $     --   $     --   $     --   $  6,275   $  2,078   $     --   $     --   $     --
       2,032        884         --         --         --        659        267         --         --         --
    $  10.33   $   9.19   $     --   $     --   $     --   $   9.52   $   7.79   $     --   $     --   $     --
       12.4%      (8.1%)        --         --         --      22.2%     (22.1%)        --         --         --
        2.6%       5.6%         --                             1.3%       2.5%         --

    $    513   $     82   $     --   $     --   $     --   $     84   $     --   $     --   $     --   $     --
          48          9         --         --         --          7         --         --         --         --
    $  10.72   $   9.57   $     --   $     --   $     --   $  12.13   $   9.96   $     --   $     --   $     --
       12.0%      (4.3%)        --         --         --      21.8%      (0.4%)        --         --         --
        2.9%       5.1%         --                             1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              MFS(R)
                                                                            INVESTORS
                                                                              TRUST
                                                                      SERIES--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 24,572   $ 22,189   $ 29,963   $ 29,503   $ 18,732
Units Outstanding..................................       2,885      3,138      3,303      2,695      1,685
Variable Accumulation Unit Value...................    $   8.52   $   7.07   $   9.07   $  10.95   $  11.12
Total Return.......................................       20.5%     (22.1%)    (17.2%)     (1.5%)      5.2%
Investment Income Ratio............................        0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    340   $    260   $    231   $    102   $     --
Units Outstanding..................................          45         41         29         11         --
Variable Accumulation Unit Value...................    $   7.55   $   6.28   $   8.07   $   9.75   $     --
Total Return.......................................       20.3%     (22.2%)    (17.2%)     (2.5%)        --
Investment Income Ratio............................        0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,795   $  4,309   $  4,146   $    305   $     --
Units Outstanding..................................         780        698        522         32         --
Variable Accumulation Unit Value...................    $   7.43   $   6.18   $   7.94   $   9.60   $     --
Total Return.......................................       20.2%     (22.2%)    (17.3%)     (4.0%)        --
Investment Income Ratio............................        0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,236   $    463   $     --   $     --   $     --
Units Outstanding..................................         126         57         --         --         --
Variable Accumulation Unit Value...................    $   9.80   $   8.14   $     --   $     --   $     --
Total Return.......................................       20.4%     (18.6%)        --         --         --
Investment Income Ratio............................        0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     74   $     --   $     --   $     --   $     --
Units Outstanding..................................           6         --         --         --         --
Variable Accumulation Unit Value...................    $  12.46   $     --   $     --   $     --   $     --
Total Return.......................................       24.6%         --         --         --         --
Investment Income Ratio............................        0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                      NEUBERGER
                                                                                                        BERMAN
                           MFS(R)                                      MFS(R)                            AMT
                          RESEARCH                                   UTILITIES                         MID-CAP
                   SERIES--INITIAL CLASS                       SERIES--INITIAL CLASS               GROWTH--CLASS I
    ----------------------------------------------------   ------------------------------   ------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2003       2002       2001
    ----------------------------------------------------------------------------------------------------------------------
    $ 33,395   $ 29,511   $ 46,896   $ 50,417   $ 13,236   $    870   $    299   $    135   $  4,336   $  1,673   $    464
       3,779      4,107      4,857      4,054        999         97         45         15        511        249         48
    $   8.84   $   7.19   $   9.66   $  12.44   $  13.25   $   9.01   $   6.72   $   8.83   $   8.49   $   6.72   $   9.64
       23.0%     (25.6%)    (22.4%)     (6.2%)     22.3%      34.0%     (23.8%)    (11.7%)     26.3%     (30.3%)     (3.6%)
        0.7%       0.3%         --                             1.7%       2.4%         --         --         --         --

    $    307   $    270   $    376   $    586   $     --   $     16   $     10   $     --   $     69   $     26   $      1
          49         53         55         66         --          2          1         --          8          4         --
    $   6.27   $   5.10   $   6.87   $   8.86   $     --   $  10.62   $   7.93   $  10.43   $   8.75   $   6.94   $   9.98
       22.8%     (25.7%)    (22.5%)    (11.4%)        --      33.8%     (23.9%)      4.3%      26.1%     (30.4%)     (0.2%)
        0.7%       0.3%         --                             2.1%       0.3%         --         --         --         --

    $  6,172   $  4,401   $  5,269   $  1,516   $     --   $  1,138   $    390   $    258   $  3,204   $  1,192   $    184
       1,029        900        801        179         --        134         62         31        364        171         18
    $   6.00   $   4.89   $   6.58   $   8.49   $     --   $   8.49   $   6.35   $   8.35   $   8.81   $   6.99   $  10.05
       22.7%     (25.7%)    (22.5%)    (15.1%)        --      33.7%     (24.0%)    (16.5%)     26.0%     (30.5%)      0.5%
        0.6%       0.3%         --                             2.1%       3.0%         --         --         --         --

    $  1,035   $    357   $     --   $     --   $     --   $    104   $     41   $     --   $    619   $    156   $     --
         107         45         --         --         --          8          4         --         51         16         --
    $   9.69   $   7.89   $     --   $     --   $     --   $  13.64   $  10.18   $     --   $  12.22   $   9.68   $     --
       22.9%     (21.1%)        --         --         --      33.9%       1.8%         --      26.2%      (3.2%)        --
        0.6%         --         --                             2.2%         --         --         --         --         --

    $      8   $     --   $     --   $     --   $     --   $     15   $     --   $     --   $     82   $     --   $     --
           1         --         --         --         --          1         --         --          7         --         --
    $  11.82   $   9.65   $     --   $     --   $     --   $  12.22   $     --   $     --   $  11.85   $   9.42   $     --
       22.5%      (3.5%)        --         --         --      22.2%         --         --      25.8%      (5.8%)        --
        0.2%         --         --                               --         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                          T. ROWE PRICE
                                                                              EQUITY
                                                                         INCOME PORTFOLIO
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $117,894   $ 89,634   $ 85,476   $ 42,484   $ 24,724
Units Outstanding..................................       9,625      9,056      7,398      3,679      2,387
Variable Accumulation Unit Value...................    $  12.25   $   9.90   $  11.55   $  11.55   $  10.36
Total Return.......................................       23.7%     (14.3%)        --      11.5%       2.3%
Investment Income Ratio............................        1.7%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,524   $  1,044   $    902   $    146   $     --
Units Outstanding..................................         130        110         81         13         --
Variable Accumulation Unit Value...................    $  11.70   $   9.47   $  11.07   $  11.08   $     --
Total Return.......................................       23.6%     (14.5%)        --      10.8%         --
Investment Income Ratio............................        1.7%       1.7%       1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,615   $ 22,371   $  9,712   $     98   $     --
Units Outstanding..................................       3,633      2,412        895          9         --
Variable Accumulation Unit Value...................    $  11.45   $   9.27   $  10.85   $  10.86   $     --
Total Return.......................................       23.5%     (14.5%)        --       8.6%         --
Investment Income Ratio............................        1.8%       1.9%       1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,020   $  3,453   $     --   $     --   $     --
Units Outstanding..................................       1,084        420         --         --         --
Variable Accumulation Unit Value...................    $  10.17   $   8.22   $     --   $     --   $     --
Total Return.......................................       23.7%     (17.8%)        --         --         --
Investment Income Ratio............................        1.9%       3.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    461   $    117   $     --   $     --   $     --
Units Outstanding..................................          45         14         --         --         --
Variable Accumulation Unit Value...................    $  10.36   $   8.41   $     --   $     --   $     --
Total Return.......................................       23.2%     (15.9%)        --         --         --
Investment Income Ratio............................        1.9%       2.7%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        VAN ECK                                         VAN KAMPEN
                       WORLDWIDE                                            UIF
                         HARD                                        EMERGING MARKETS
                        ASSETS                                        EQUITY--CLASS I
    -----------------------------------------------   -----------------------------------------------
     2003      2002      2001      2000      1999      2003      2002      2001      2000      1999
    -------------------------------------------------------------------------------------------------
    $10,239   $ 6,351   $ 3,510   $ 4,929   $ 2,066   $33,055   $22,764   $25,016   $28,721   $23,677
        805       714       378       469       216     3,161     3,213     3,172     3,358     1,659
    $ 12.72   $  8.89   $  9.28   $ 10.51   $  9.57   $ 10.46   $  7.09   $  7.89   $  8.55   $ 14.27
      43.1%     (4.2%)   (11.7%)     9.9%     19.3%     47.6%    (10.2%)    (7.7%)   (40.1%)    93.0%
       0.4%      0.5%      1.4%                            --        --        --

    $   190   $    49   $    29   $    25   $    --   $   697   $   109   $ 5,828   $    38   $    --
         15         6         3         2        --        92        21     1,019         6        --
    $ 12.62   $  8.83   $  9.24   $ 10.48   $    --   $  7.55   $  5.12   $  5.72   $  6.21   $    --
      42.8%     (4.3%)   (11.8%)     4.8%        --     47.4%    (10.4%)    (7.9%)   (37.9%)       --
       0.3%      0.3%      3.8%                            --        --        --

    $ 5,745   $ 2,229   $   238   $    53   $    --   $ 5,409   $ 2,432   $   594   $    54   $    --
        449       249        25         5        --       617       408        89         7        --
    $ 12.79   $  8.96   $  9.37   $ 10.63   $    --   $  8.77   $  5.96   $  6.64   $  7.22   $    --
      42.8%     (4.4%)   (11.9%)     6.3%        --     47.3%    (10.3%)    (8.0%)   (27.8%)       --
       0.4%      0.2%      1.1%                            --        --        --

    $ 1,461   $   326   $    --   $    --   $    --   $ 1,279   $   456   $    --   $    --   $    --
        121        39        --        --        --       110        58        --        --        --
    $ 12.04   $  8.42   $    --   $    --   $    --   $ 11.62   $  7.88   $    --   $    --   $    --
      43.0%    (15.8%)       --        --        --     47.5%    (21.2%)       --        --        --
       0.3%        --        --                            --        --        --

    $    63   $    --   $    --   $    --   $    --   $    19   $    --   $    --   $    --   $    --
          4        --        --        --        --         1        --        --        --        --
    $ 15.24   $    --   $    --   $    --   $    --   $ 14.95   $    --   $    --   $    --   $    --
      52.4%        --        --        --        --     49.5%        --        --        --        --
         --        --        --                            --        --        --

    $   348   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         26        --        --        --        --        --        --        --        --        --
    $ 13.42   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
      34.2%        --        --        --        --        --        --        --        --        --
         --        --        --                            --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $       2,929      $       2,760      $       3,817
Units Outstanding.....................................             296                248                347
Variable Accumulation Unit Value......................   $        9.91      $       11.15      $       10.99
Total Return..........................................           (0.9%)             11.5%               9.9%
Investment Income Ratio...............................           13.3%               0.5%               8.3%

SERIES II POLICIES (b)
Net Assets............................................   $          --      $          --      $          --
Units Outstanding.....................................              --                 --                 --
Variable Accumulation Unit Value......................   $          --      $          --      $          --
Total Return..........................................              --                 --                 --
Investment Income Ratio...............................              --                 --                 --

SERIES III POLICIES (c)
Net Assets............................................   $       6,344      $       5,334      $       7,798
Units Outstanding.....................................             640                474                707
Variable Accumulation Unit Value......................   $        9.91      $       11.26      $       11.03
Total Return..........................................           (0.9%)             12.6%              10.3%
Investment Income Ratio...............................           17.1%               0.6%               9.0%

SERIES IV POLICIES (d)
Net Assets............................................   $       5,867      $       4,522      $       7,040
Units Outstanding.....................................             592                406                644
Variable Accumulation Unit Value......................   $        9.92      $       11.14      $       10.94
Total Return..........................................           (0.8%)             11.4%               9.4%
Investment Income Ratio...............................           15.6%               0.5%               8.5%

SERIES V POLICIES (e)
Net Assets............................................   $         407      $          86      $         533
Units Outstanding.....................................              41                  8                 49
Variable Accumulation Unit Value......................   $        9.83      $       10.98      $       10.91
Total Return..........................................           (1.7%)              9.8%               9.1%
Investment Income Ratio...............................           14.8%               1.3%               9.5%

SERIES VI POLICIES (f)
Net Assets............................................   $       3,343      $       2,186      $       3,430
Units Outstanding.....................................             338                197                316
Variable Accumulation Unit Value......................   $        9.89      $       11.12      $       10.85
Total Return..........................................           (1.1%)             11.2%               8.5%
Investment Income Ratio...............................           14.5%               0.5%               9.2%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
     $       2,399      $       2,651      $       1,842      $      10,501      $       6,828
               207                272                162                920                606
     $       11.60      $        9.75      $       11.40      $       11.41      $       11.26
             16.0%              (2.5%)             14.0%              14.1%              12.6%
              3.4%              14.3%               3.7%              26.0%               4.6%

     $          --      $          --      $          --      $          --      $          --
                --                 --                 --                 --                 --
     $          --      $          --      $          --      $          --      $          --
                --                 --                 --                 --                 --
                --                 --                 --                 --                 --

     $       6,443      $       4,087      $       3,094      $      28,302      $      13,604
               550                422                273              2,495              1,215
     $       11.72      $        9.69      $       11.34      $       11.35      $       11.20
             17.2%              (3.1%)             13.4%              13.5%              12.0%
              3.8%              18.2%               4.1%              30.0%               5.6%

     $       5,125      $       4,147      $       3,340      $      25,512      $      11,688
               442                425                293              2,224              1,038
     $       11.59      $        9.76      $       11.40      $       11.47      $       11.26
             15.9%              (2.4%)             14.0%              14.7%              12.6%
              3.5%              16.5%               3.4%              26.4%               4.6%

     $         122      $         421      $          38      $       2,901      $       1,344
                11                 43                  3                255                120
     $       11.51      $        9.74      $       11.32      $       11.36      $       11.24
             15.1%              (2.6%)             13.2%              13.6%              12.4%
              4.3%              14.0%               2.4%              27.0%               5.1%

     $       2,519      $       1,800      $       1,484      $       9,211      $       4.649
               218                185                130                809                414
     $       11.57      $        9.73      $       11.38      $       11.39      $       11.24
             15.7%              (2.7%)             13.8%              13.9%              12.4%
              3.8%              16.2%               3.4%              29.6%               5.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $       1,340      $       1,477      $       2,376
Units Outstanding.....................................             114                125                197
Variable Accumulation Unit Value......................   $       11.74      $       11.80      $       12.07
Total Return..........................................           17.4%              18.0%              20.7%
Investment Income Ratio...............................            6.9%               1.2%                 --

SERIES II POLICIES (b)
Net Assets............................................   $          --      $          --      $          --
Units Outstanding.....................................              --                 --                 --
Variable Accumulation Unit Value......................   $          --      $          --      $          --
Total Return..........................................              --                 --                 --
Investment Income Ratio...............................              --                 --                 --

SERIES III POLICIES (c)
Net Assets............................................   $       2,933      $       2,774      $       5,125
Units Outstanding.....................................             254                237                434
Variable Accumulation Unit Value......................   $       11.55      $       11.72      $       11.82
Total Return..........................................           15.5%              17.2%              18.2%
Investment Income Ratio...............................            8.0%               1.4%                 --

SERIES IV POLICIES (d)
Net Assets............................................   $       2,849      $       2,677      $       5,111
Units Outstanding.....................................             246                228                432
Variable Accumulation Unit Value......................   $       11.60      $       11.73      $       11.83
Total Return..........................................           16.0%              17.3%              18.3%
Investment Income Ratio...............................            6.6%               1.2%                 --

SERIES V POLICIES (e)
Net Assets............................................   $          78      $         183      $         186
Units Outstanding.....................................               7                 16                 16
Variable Accumulation Unit Value......................   $       11.28      $       11.78      $       11.61
Total Return..........................................           12.8%              17.8%              16.1%
Investment Income Ratio...............................           11.7%               3.0%                 --

SERIES VI POLICIES (f)
Net Assets............................................   $       1,381      $       1,319      $       2,941
Units Outstanding.....................................             121                113                244
Variable Accumulation Unit Value......................   $       11.37      $       11.64      $       12.05
Total Return..........................................           13.7%              16.4%              20.5%
Investment Income Ratio...............................            7.6%               1.4%                 --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
     $       2,355      $       1,835      $       2,572       $         503      $         821
               192                171                223                  45                 73
     $       12.24      $       10.73      $       11.55       $       11.07      $       11.32
             22.4%               7.3%              15.5%               10.7%              13.2%
                --               6.8%               5.3%                5.6%               2.7%

     $          --      $          --      $          --       $          --      $          --
                --                 --                 --                  --                 --
     $          --      $          --      $          --       $          --      $          --
                --                 --                 --                  --                 --
                --                 --                 --                  --                 --

     $       4,735      $       4,276      $       5,058       $       1,437      $       1,807
               384                399                440                 126                160
     $       12.32      $       10.71      $       11.48       $       11.38      $       11.29
             23.2%               7.1%              14.8%               13.8%              12.9%
                --               8.3%               6.3%                6.1%               2.9%

     $       4,235      $       3,248      $       4,598       $       1,389      $       2,039
               353                299                392                 123                181
     $       12.01      $       10.86      $       11.72       $       11.32      $       11.29
             20.1%               8.6%              17.2%               13.2%              12.9%
                --               7.6%               5.3%                5.3%               2.8%

     $          93      $         159      $         160       $          24      $         133
                 8                 15                 14                   2                 12
     $       11.71      $       10.57      $       11.48       $       11.19      $       11.21
             17.1%               5.7%              14.8%               11.9%              12.1%
                --              10.4%               7.5%                4.4%               5.2%

     $       2,201      $       2,168      $       2,127       $         600      $         907
               180                205                185                  53                 80
     $       12.21      $       10.56      $       11.52       $       11.23      $       11.28
             22.1%               5.6%              15.2%               12.3%              12.8%
                --               7.3%               5.9%                5.3%               2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                          MainStay VP        MainStay VP
                                                          Eagle Asset        Lord Abbett       Alger American
                                                           Management         Developing           Small
                                                        Growth Equity--        Growth--       Capitalization--
                                                         Service Class      Service Class      Class S Shares
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $         820      $         637      $         671
Units Outstanding.....................................              74                 55                 55
Variable Accumulation Unit Value......................   $       11.11      $       11.63      $       12.16
Total Return..........................................           11.1%              16.3%              21.6%
Investment Income Ratio...............................            0.4%                 --                 --

SERIES II POLICIES (b)
Net Assets............................................   $          --      $          --      $          --
Units Outstanding.....................................              --                 --                 --
Variable Accumulation Unit Value......................   $          --      $          --      $          --
Total Return..........................................              --                 --                 --
Investment Income Ratio...............................              --                 --                 --

SERIES III POLICIES (c)
Net Assets............................................   $       2,737      $       1,458      $       1,576
Units Outstanding.....................................             247                127                130
Variable Accumulation Unit Value......................   $       11.08      $       11.47      $       12.15
Total Return..........................................           10.8%              14.7%              21.5%
Investment Income Ratio...............................            0.4%                 --                 --

SERIES IV POLICIES (d)
Net Assets............................................   $       2,233      $       1,358      $       1,594
Units Outstanding.....................................             201                117                132
Variable Accumulation Unit Value......................   $       11.09      $       11.62      $       12.11
Total Return..........................................           10.9%              16.2%              21.1%
Investment Income Ratio...............................            0.3%                 --                 --

SERIES V POLICIES (e)
Net Assets............................................   $          60      $          64      $          22
Units Outstanding.....................................               6                  6                  2
Variable Accumulation Unit Value......................   $       10.77      $       11.41      $       11.96
Total Return..........................................            7.7%              14.1%              19.6%
Investment Income Ratio...............................            0.5%                 --                 --

SERIES VI POLICIES (f)
Net Assets............................................   $       1,265      $         721      $         495
Units Outstanding.....................................             114                 61                 41
Variable Accumulation Unit Value......................   $       11.06      $       11.77      $       12.15
Total Return..........................................           10.6%              17.7%              21.5%
Investment Income Ratio...............................            0.3%                 --                 --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                       FIDELITY(R) VIP                                          JANUS ASPEN SERIES
      TECHNOLOGY     FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP   JANUS ASPEN SERIES       WORLDWIDE
       GROWTH--      CONTRAFUND(R)--      INCOME--          MID CAP--          BALANCED--            GROWTH--
    SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2     SERVICE SHARES       SERVICE SHARES
    --------------   ---------------   ---------------   ---------------   ------------------   ------------------
         2003             2003              2003              2003                2003                 2003
    --------------------------------------------------------------------------------------------------------------
     $     1,226       $     3,715       $     2,888       $     2,237        $     4,308          $     1,398
             104               318               251               199                410                  121
     $     11.77       $     11.69       $     11.53       $     11.27        $     10.52          $     11.53
           17.7%             16.9%             15.3%             12.7%               5.2%                15.3%
              --                --                --                --               3.4%                 0.9%

     $        --       $        --       $        --       $         1        $        --          $        --
              --                --                --                --                 --                   --
     $        --       $        --       $        --       $     10.17        $        --          $        --
              --                --                --              1.7%                 --                   --
              --                --                --                --                 --                   --

     $     2,883       $     7,143       $     5,733       $     1,207        $     8,228          $     2,542
             247               616               504               107                779                  222
     $     11.67       $     11.59       $     11.37       $     11.23        $     10.57          $     11.45
           16.7%             15.9%             13.7%             12.3%               5.7%                14.5%
              --                --                --                --               4.1%                 1.0%

     $     2,684       $     5,521       $     4,827       $     1,082        $     7,590          $     2,226
             230               467               421                95                722                  195
     $     11.68       $     11.82       $     11.48       $     11.41        $     10.51          $     11.44
           16.8%             18.2%             14.8%             14.1%               5.1%                14.4%
              --                --                --                --               3.6%                 0.9%

     $       100       $       316       $       823       $        39        $       441          $        22
               9                28                71                 4                 42                    2
     $     11.64       $     11.48       $     11.54       $     10.77        $     10.50          $     11.31
           16.4%             14.8%             15.4%              7.7%               5.0%                13.1%
              --                --                --                --               3.4%                 1.2%

     $     1,302       $     2,520       $     2,977       $       499        $     4,069          $       983
             112               219               260                44                387                   88
     $     11.65       $     11.49       $     11.44       $     11.43        $     10.51          $     11.23
           16.5%             14.9%             14.4%             14.3%               5.1%                12.3%
              --                --                --                --               3.5%                 0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                        MFS(R) INVESTORS        MFS(R)               MFS(R)
                                                         TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                        ----------------   -----------------   ------------------
                                                              2003               2003                 2003
                                                        ---------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $         135       $         382       $           3
Units Outstanding.....................................              12                  35                  --
Variable Accumulation Unit Value......................   $       10.86       $       11.02       $       10.83
Total Return..........................................            8.6%               10.2%                8.3%
Investment Income Ratio...............................              --                  --                  --

SERIES II POLICIES (b)
Net Assets............................................   $          --       $          --       $          --
Units Outstanding.....................................              --                  --                  --
Variable Accumulation Unit Value......................   $          --       $          --       $          --
Total Return..........................................              --                  --                  --
Investment Income Ratio...............................              --                  --                  --

SERIES III POLICIES (c)
Net Assets............................................   $         314       $         637       $          80
Units Outstanding.....................................              29                  58                   7
Variable Accumulation Unit Value......................   $       10.94       $       10.95       $       11.41
Total Return..........................................            9.4%                9.5%               14.1%
Investment Income Ratio...............................              --                  --                  --

SERIES IV POLICIES (d)
Net Assets............................................   $         469       $         460       $          63
Units Outstanding.....................................              43                  43                   5
Variable Accumulation Unit Value......................   $       10.97       $       10.75       $       11.46
Total Return..........................................            9.7%                7.5%               14.6%
Investment Income Ratio...............................              --                  --                  --

SERIES V POLICIES (e)
Net Assets............................................   $          13       $          15       $          11
Units Outstanding.....................................               1                   1                   1
Variable Accumulation Unit Value......................   $       10.92       $       11.05       $       11.50
Total Return..........................................            9.2%               10.5%               15.0%
Investment Income Ratio...............................              --                  --                  --

SERIES VI POLICIES (f)
Net Assets............................................   $         187       $         279       $           1
Units Outstanding.....................................              17                  25                  --
Variable Accumulation Unit Value......................   $       10.88       $       11.13       $       11.39
Total Return..........................................            8.8%               11.3%               13.9%
Investment Income Ratio...............................              --                  --                  --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

    NEUBERGER BERMAN                             VAN KAMPEN UIF
      AMT MID-CAP          T. ROWE PRICE            EMERGING
        GROWTH--           EQUITY INCOME        MARKETS EQUITY--
        CLASS S            PORTFOLIO--II            CLASS II
    ----------------      ----------------      ----------------
          2003                  2003                  2003
    ------------------------------------------------------------
     $           6         $       2,506         $         424
                 1                   224                    31
     $       10.91         $       11.20         $       13.71
              9.1%                 12.0%                 37.1%
                --                  2.1%                    --

     $          --         $          --         $          --
                --                    --                    --
     $          --         $          --         $          --
                --                    --                    --
                --                    --                    --

     $         105         $       5,783         $       1,422
                10                   518                   108
     $       10.98         $       11.16         $       13.20
              9.8%                 11.6%                 32.0%
                --                  2.4%                    --

     $         269         $       5,370         $         729
                24                   478                    53
     $       11.32         $       11.23         $       13.65
             13.2%                 12.3%                 36.5%
                --                  2.3%                    --

     $          82         $         933         $          --
                 7                    84                    --
     $       11.12         $       11.13         $       10.57
             11.2%                 11.3%                  5.7%
                --                  2.5%                    --

     $          56         $       3,257         $         297
                 5                   292                    22
     $       11.13         $       11.16         $       13.25
             11.3%                 11.6%                 32.5%
                --                  2.4%                    --

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond (Initial Class), MainStay VP Capital Appreciation (Initial Class), MainStay VP Cash Management, MainStay VP Convertible (Initial Class), MainStay VP Equity Income (Initial Class), MainStay VP Government (Initial Class), MainStay VP Growth Equity (Initial Class), MainStay VP High Yield Corporate Bond (Initial Class), MainStay VP Indexed Equity (Initial Class), MainStay VP International Equity (Initial Class), MainStay VP Mid Cap Core (Initial Class), MainStay VP Mid Cap Growth (Initial Class), MainStay VP Small Cap Growth (Initial Class), MainStay VP Total Return (Initial Class), MainStay VP Value (Initial Class), MainStay VP American Century Income and Growth (Initial Class), MainStay VP Dreyfus Large Company Value (Initial Class), MainStay VP Eagle Asset Management Growth Equity (Initial Class), MainStay VP Lord Abbett Developing Growth (Initial Class), Alger American Small Capitalization (Class O Shares), AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), MFS(R) Investors Trust Series (Initial Class), MFS(R) Research Series (Initial Class), MFS(R) Utilities Series (Initial Class), Neuberger Berman AMT Mid-Cap Growth (Class I), T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity (Class I), MainStay VP Bond (Service Class), MainStay VP Capital Appreciation (Service Class), MainStay VP Convertible (Service Class), MainStay VP Equity Income (Service Class), MainStay VP Government (Service Class), MainStay VP Growth Equity (Service Class), MainStay VP High Yield Corporate Bond (Service Class), MainStay VP Indexed Equity (Service Class), MainStay VP International Equity (Service Class), MainStay VP Mid Cap Core (Service Class), MainStay VP Mid Cap Growth (Service Class), MainStay VP Small Cap Growth (Service Class), MainStay VP Total Return (Service Class), MainStay VP Value (Service Class), MainStay VP American Century Income and Growth (Service Class), MainStay VP Dreyfus Large Company Value (Service Class), MainStay VP Eagle Asset Management Growth Equity (Service Class), MainStay VP Lord Abbett Developing Growth (Service Class), Alger American Small Capitalization (Class S Shares), Dreyfus IP Technology Growth (Service Shares), Fidelity(R) VIP Contrafund(R) (Service Class 2), Fidelity(R) VIP Equity-Income (Service Class 2), Fidelity(R) VIP Mid Cap (Service Class 2), Janus Aspen Series Balanced (Service Shares), Janus Aspen Series Worldwide Growth (Service Shares), MFS(R) Investors Trust Series (Service Class), MFS(R) Research Series (Service Class), MFS(R) Utilities Series (Service Class), Neuberger Berman AMT Mid-Cap Growth (Class S), T. Rowe Price Equity Income Portfolio II, and Van Kampen UIF Emerging Markets Equity (Class II) Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 18, 2004

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $    660,765     $    652,848     $  1,048,474
                                                               ------------     ------------     ------------
      Total net assets......................................   $    660,765     $    652,848     $  1,048,474
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $    660,765     $    652,848     $  1,048,474
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      10.14     $      11.06     $       1.00
                                                               ============     ============     ============
Identified Cost of Investment...............................   $    695,961     $    631,814     $  1,048,476
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $    481,939     $  1,001,464     $    744,718
                                                               ------------     ------------     ------------
      Total net assets......................................   $    481,939     $  1,001,464     $    744,718
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $    481,939     $  1,001,464     $    744,718
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      10.72     $      11.38     $      11.55
                                                               ============     ============     ============
Identified Cost of Investment...............................   $    467,011     $    972,905     $    717,595
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    ------------------------------------------------------------------------------------------------------------------
     $    992,592     $    731,394     $    378,468     $    320,795     $  2,969,848     $  1,223,547     $    542,033
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    992,592     $    731,394     $    378,468     $    320,795     $  2,969,848     $  1,223,547     $    542,033
     ============     ============     ============     ============     ============     ============     ============
     $    992,592     $    731,394     $    378,468     $    320,795     $  2,969,848     $  1,223,547     $    542,033
     ============     ============     ============     ============     ============     ============     ============
     $      10.87     $      11.31     $      10.08     $      11.15     $      10.74     $      11.08     $      11.39
     ============     ============     ============     ============     ============     ============     ============
     $    979,450     $    696,244     $    391,577     $    310,133     $  3,079,283     $  1,190,350     $    521,423
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    --------------------------------------------------------------------------------------------------------------------
     $    397,749     $    468,687     $    134,302     $    309,761     $    320,074     $    192,077      $    175,885
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $    397,749     $    468,687     $    134,302     $    309,761     $    320,074     $    192,077      $    175,885
     ============     ============     ============     ============     ============     ============      ============
     $    397,749     $    468,687     $    134,302     $    309,761     $    320,074     $    192,077      $    175,885
     ============     ============     ============     ============     ============     ============      ============
     $      10.67     $      11.33     $      10.73     $      10.69     $      10.52     $      10.83      $      11.14
     ============     ============     ============     ============     ============     ============      ============
     $    397,215     $    452,631     $    128,377     $    298,295     $    310,377     $    191,940      $    171,317
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      SERVICE SHARES   SERVICE CLASS 2
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $     28,654     $    575,392     $    667,203
                                                               ------------     ------------     ------------
      Total net assets......................................   $     28,654     $    575,392     $    667,203
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $     28,654     $    575,392     $    667,203
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      10.34     $      11.18     $      11.08
                                                               ============     ============     ============
Identified Cost of Investment...............................   $     28,527     $    570,485     $    643,990
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                                 T. ROWE                             UIF
                                                                  PRICE           VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                              PORTFOLIO--II        ASSETS          CLASS II
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $    684,437     $     98,182     $    127,438
                                                               ------------     ------------     ------------
      Total net assets......................................   $    684,437     $     98,182     $    127,438
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $    684,437     $     98,182     $    127,438
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      11.24     $      11.38     $      11.77
                                                               ============     ============     ============
Identified Cost of Investment...............................   $    641,019     $     93,068     $    120,492
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

      FIDELITY(R)                                           JANUS ASPEN
          VIP            FIDELITY(R)       JANUS ASPEN         SERIES           MFS(R)           MFS(R)
         EQUITY              VIP              SERIES         WORLDWIDE        INVESTORS         RESEARCH
        INCOME--          MID CAP--         BALANCED--        GROWTH--      TRUST SERIES--      SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES   SERVICE SHARES   SERVICE CLASS    SERVICE CLASS
    -------------------------------------------------------------------------------------------------------
      $    534,824       $    218,779      $    459,771     $    125,458     $     19,078     $     35,845
      ------------       ------------      ------------     ------------     ------------     ------------
      $    534,824       $    218,779      $    459,771     $    125,458     $     19,078     $     35,845
      ============       ============      ============     ============     ============     ============
      $    534,824       $    218,779      $    459,771     $    125,458     $     19,078     $     35,845
      ============       ============      ============     ============     ============     ============
      $      10.87       $      11.59      $      10.64     $      10.72     $      10.61     $      10.61
      ============       ============      ============     ============     ============     ============
      $    504,512       $    211,080      $    455,428     $    120,461     $     18,180     $     34,257
      ============       ============      ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the period June 10, 2003 to December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     24,757     $        759     $        507
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         24,757              759              507
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         40,892               --          297,527
  Cost of investments sold..................................        (41,070)              --         (297,527)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............           (178)              --               --
  Realized gain distribution received.......................         15,028               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        (35,197)          21,034               (2)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        (20,347)          21,034               (2)
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $      4,410     $     21,793     $        505
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $      1,400     $         --     $         --
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................          1,400               --               --
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................          2,941            1,393           22,003
  Cost of investments sold..................................         (2,942)          (1,305)         (20,044)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............             (1)              88            1,959
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         14,928           28,559           27,123
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................         14,927           28,647           29,082
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $     16,327     $     28,647     $     29,082
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $     18,737     $      5,713     $     15,800     $      2,695      $    188,531      $     13,067     $      7,878
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
           18,737            5,713           15,800            2,695           188,531            13,067            7,878
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
            6,813           69,486               --               --            92,277             2,318           11,334
           (6,530)         (67,996)              --               --           (89,877)           (2,246)         (10,268)
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
              283            1,490               --               --             2,400                72            1,066
               --               --               --               --                --                --               --
           13,142           35,150          (13,109)          10,663          (109,434)           33,196           20,610
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
           13,425           36,640          (13,109)          10,663          (107,034)           33,268           21,676
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $     32,162     $     42,353     $      2,691     $     13,358      $     81,497      $     46,335     $     29,554
     ============     ============     ============     ============      ============      ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $      5,981     $      5,932     $      1,603     $      1,787     $        256     $         --      $         --
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
            5,981            5,932            1,603            1,787              256               --                --
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
              793              151               --              106           10,962            2,629             1,188
             (776)            (139)              --             (104)         (10,757)          (2,487)           (1,097)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
               17               12               --                2              205              142                91
               --               --               --               --               --               --                --
              535           16,056            5,925           11,465            9,698              137             4,568
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
              552           16,068            5,925           11,467            9,903              279             4,659
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $      6,533     $     22,000     $      7,528     $     13,254     $     10,159     $        279      $      4,659
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the period June 10, 2003 to December 31, 2003


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      SERVICE SHARES   SERVICE CLASS 2
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $        496     $         --     $         --
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................            496               --               --
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................             26              186            9,178
  Cost of investments sold..................................            (26)            (170)          (8,493)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............             --               16              685
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................            126            4,907           23,213
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................            126            4,923           23,898
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $        622     $      4,923     $     23,898
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                                                                     UIF
                                                              T. ROWE PRICE       VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                              PORTFOLIO--II        ASSETS          CLASS II
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $      2,101     $         --     $         --
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................          2,101               --               --
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................         38,013               27               54
  Cost of investments sold..................................        (47,038)             (25)             (50)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............         (9,025)               2                4
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................         43,418            5,114            6,945
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................         34,393            5,116            6,949
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $     36,494     $      5,116     $      6,949
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                             JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES                 MFS(R)
            VIP                    VIP                   SERIES               WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--            TRUST SERIES--
      SERVICE CLASS 2        SERVICE CLASS 2         SERVICE SHARES         SERVICE SHARES         SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------
        $         --           $         --           $      3,917           $        220           $         --
        ------------           ------------           ------------           ------------           ------------
                  --                     --                  3,917                    220                     --
        ------------           ------------           ------------           ------------           ------------
               2,550                 15,684                    998                     28                  1,041
              (2,600)               (14,073)                  (981)                   (27)                (1,042)
        ------------           ------------           ------------           ------------           ------------
                 (50)                 1,611                     17                      1                     (1)
                  --                     --                     --                     --                     --
              30,311                  7,699                  4,343                  4,997                    898
        ------------           ------------           ------------           ------------           ------------
              30,261                  9,310                  4,360                  4,998                    897
        ------------           ------------           ------------           ------------           ------------
        $     30,261           $      9,310           $      8,277           $      5,218           $        897
        ============           ============           ============           ============           ============


            MFS(R)
      RESEARCH SERIES--
        SERVICE CLASS
     --------------------
         $         --
         ------------
                   --
         ------------
                   --
                   --
         ------------
                   --
                   --
                1,588
         ------------
                1,588
         ------------
         $      1,588
         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the period June 10, 2003 to December 31, 2003

                                                                        MAINSTAY VP
                                                        MAINSTAY VP       CAPITAL        MAINSTAY VP
                                                          BOND--       APPRECIATION--       CASH
                                                       SERVICE CLASS   SERVICE CLASS     MANAGEMENT
                                                       -------------   --------------   -------------
                                                           2003             2003            2003
                                                       ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     24,757    $         759    $         507
    Net realized gain (loss) on investments..........          (178)              --               --
    Realized gain distribution received..............        15,028               --               --
    Change in unrealized appreciation (depreciation)
      on investments.................................       (35,197)          21,034               (2)
                                                       -------------   -------------    -------------
      Net increase (decrease) in net assets
        resulting from operations....................         4,410           21,793              505
                                                       -------------   -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       557,348          573,694        1,322,152
    Policyowners' surrenders.........................          (399)              --           (4,632)
    Policyowners' annuity and death benefits.........            --               --               --
    Net transfers from (to) Fixed Account............        65,224           27,281           35,818
    Transfers between Investment Divisions...........        34,182           30,080         (305,369)
                                                       -------------   -------------    -------------
      Net contributions and (withdrawals)............       656,355          631,055        1,047,969
                                                       -------------   -------------    -------------
        Increase (decrease) in net assets............       660,765          652,848        1,048,474
NET ASSETS:
    Beginning of year................................            --               --               --
                                                       -------------   -------------    -------------
    End of year......................................  $    660,765    $     652,848    $   1,048,474
                                                       =============   =============    =============

                                                        MAINSTAY VP     MAINSTAY VP
                                                          INDEXED      INTERNATIONAL    MAINSTAY VP
                                                         EQUITY--        EQUITY--      MID CAP CORE--
                                                       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                                       -------------   -------------   --------------
                                                           2003            2003             2003
                                                       ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     13,067    $      7,878    $       1,400
    Net realized gain (loss) on investments..........            72           1,066               (1)
    Realized gain distribution received..............            --              --               --
    Change in unrealized appreciation (depreciation)
      on investments.................................        33,196          20,610           14,928
                                                       -------------   -------------   -------------
      Net increase (decrease) in net assets
        resulting from operations....................        46,335          29,554           16,327
                                                       -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     1,097,603         446,156          427,623
    Policyowners' surrenders.........................        (1,431)             --           (1,228)
    Policyowners' annuity and death benefits.........            --              --               --
    Net transfers from (to) Fixed Account............        47,779          27,967           34,986
    Transfers between Investment Divisions...........        33,261          38,356            4,231
                                                       -------------   -------------   -------------
      Net contributions and (withdrawals)............     1,177,212         512,479          465,612
                                                       -------------   -------------   -------------
        Increase (decrease) in net assets............     1,223,547         542,033          481,939
NET ASSETS:
    Beginning of year................................            --              --               --
                                                       -------------   -------------   -------------
    End of year......................................  $  1,223,547    $    542,033    $     481,939
                                                       =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                  MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD
     CONVERTIBLE--     EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
     $      18,737      $       5,713      $      15,800      $       2,695      $     188,531
               283              1,490                 --                 --              2,400
                --                 --                 --                 --                 --
            13,142             35,150            (13,109)            10,663           (109,434)
     -------------      -------------      -------------      -------------      -------------
            32,162             42,353              2,691             13,358             81,497
     -------------      -------------      -------------      -------------      -------------
           797,432            613,298            319,316            254,397          2,702,631
              (404)            (1,067)              (546)               (80)            (1,586)
                --                 --                 --                 --                 --
           137,212             75,685             57,113             15,789            173,918
            26,190              1,125               (106)            37,331             13,388
     -------------      -------------      -------------      -------------      -------------
           960,430            689,041            375,777            307,437          2,888,351
     -------------      -------------      -------------      -------------      -------------
           992,592            731,394            378,468            320,795          2,969,848
                --                 --                 --                 --                 --
     -------------      -------------      -------------      -------------      -------------
     $     992,592      $     731,394      $     378,468      $     320,795      $   2,969,848
     =============      =============      =============      =============      =============

                         MAINSTAY VP                                               MAINSTAY VP
      MAINSTAY VP         SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY
    MID CAP GROWTH--       GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   -----------------
          2003               2003               2003               2003               2003
    ---------------------------------------------------------------------------------------------
     $          --      $          --      $       5,981      $       5,932       $       1,603
                88              1,959                 17                 12                  --
                --                 --                 --                 --                  --
            28,559             27,123                535             16,056               5,925
     -------------      -------------      -------------      -------------       -------------
            28,647             29,082              6,533             22,000               7,528
     -------------      -------------      -------------      -------------       -------------
           913,352            669,182            360,292            392,656             121,506
              (103)               (79)                --               (222)                (10)
                --                 --                 --                 --                  --
            54,613             45,473             30,924             54,613               5,278
             4,955              1,060                 --               (360)                 --
     -------------      -------------      -------------      -------------       -------------
           972,817            715,636            391,216            446,687             126,774
     -------------      -------------      -------------      -------------       -------------
         1,001,464            744,718            397,749            468,687             134,302
                --                 --                 --                 --                  --
     -------------      -------------      -------------      -------------       -------------
     $   1,001,464      $     744,718      $     397,749      $     468,687       $     134,302
     =============      =============      =============      =============       =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the period June 10, 2003 to December 31, 2003

                                                        MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
                                                       DREYFUS LARGE      EAGLE ASSET      LORD ABBETT
                                                          COMPANY         MANAGEMENT        DEVELOPING
                                                          VALUE--       GROWTH EQUITY--      GROWTH--
                                                       SERVICE CLASS     SERVICE CLASS    SERVICE CLASS
                                                       --------------   ---------------   --------------
                                                            2003             2003              2003
                                                       -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       1,787     $         256    $          --
    Net realized gain (loss) on investments..........              2               205              142
    Realized gain distribution received..............             --                --               --
    Change in unrealized appreciation (depreciation)
      on investments.................................         11,465             9,698              137
                                                       -------------     -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations..............................         13,254            10,159              279
                                                       -------------     -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............        256,638           285,719          182,471
    Policyowners' surrenders.........................           (106)               --              (67)
    Policyowners' annuity and death benefits.........             --                --               --
    Net transfers from (to) Fixed Account............         40,005            19,204            8,189
    Transfers between Investment Divisions...........            (30)            4,992            1,205
                                                       -------------     -------------    -------------
      Net contributions and (withdrawals)............        296,507           309,915          191,798
                                                       -------------     -------------    -------------
        Increase (decrease) in net assets............        309,761           320,074          192,077
NET ASSETS:
    Beginning of year................................             --                --               --
                                                       -------------     -------------    -------------
    End of year......................................  $     309,761     $     320,074    $     192,077
                                                       =============     =============    =============

                                                                                           JANUS ASPEN
                                                         FIDELITY(R)      JANUS ASPEN         SERIES
                                                             VIP             SERIES         WORLDWIDE
                                                          MID CAP--        BALANCED--        GROWTH--
                                                       SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES
                                                       ---------------   --------------   --------------
                                                            2003              2003             2003
                                                       -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $          --    $       3,917    $         220
    Net realized gain (loss) on investments..........           1,611               17                1
    Realized gain distribution received..............              --               --               --
    Change in unrealized appreciation (depreciation)
      on investments.................................           7,699            4,343            4,997
                                                        -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations..............................           9,310            8,277            5,218
                                                        -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............         169,218          374,031          101,928
    Policyowners' surrenders.........................              --               --           (1,121)
    Policyowners' annuity and death benefits.........              --               --               --
    Net transfers from (to) Fixed Account............          38,197           72,149           17,974
    Transfers between Investment Divisions...........           2,054            5,314            1,459
                                                        -------------    -------------    -------------
      Net contributions and (withdrawals)............         209,469          451,494          120,240
                                                        -------------    -------------    -------------
        Increase (decrease) in net assets............         218,779          459,771          125,458
NET ASSETS:
    Beginning of year................................              --               --               --
                                                        -------------    -------------    -------------
    End of year......................................   $     218,779    $     459,771    $     125,458
                                                        =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     ALGER AMERICAN                          DREYFUS IP        FIDELITY(R)        FIDELITY(R)
         SMALL             CALVERT           TECHNOLOGY            VIP                VIP
    CAPITALIZATION--        SOCIAL            GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--
     CLASS S SHARES        BALANCED        SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
     $          --      $         496      $          --      $          --      $          --
                91                 --                 16                685                (50)
                --                 --                 --                 --                 --
             4,568                126              4,907             23,213             30,311
     -------------      -------------      -------------      -------------      -------------
             4,659                622              4,923             23,898             30,261
     -------------      -------------      -------------      -------------      -------------
           154,706             27,421            489,402            545,545            446,750
            (1,242)               (26)                --             (1,127)               (10)
                --                 --                 --                 --                 --
            17,765                637             31,690             90,162             50,148
                (3)                --             49,377              8,725              7,675
     -------------      -------------      -------------      -------------      -------------
           171,226             28,032            570,469            643,305            504,563
     -------------      -------------      -------------      -------------      -------------
           175,885             28,654            575,392            667,203            534,824
                --                 --                 --                 --                 --
     -------------      -------------      -------------      -------------      -------------
     $     175,885      $      28,654      $     575,392      $     667,203      $     534,824
     =============      =============      =============      =============      =============

                                                                  VAN ECK           VAN KAMPEN
    MFS(R) INVESTORS        MFS(R)          T. ROWE PRICE        WORLDWIDE             UIF
     TRUST SERIES--    RESEARCH SERIES--    EQUITY INCOME           HARD         EMERGING MARKETS
     SERVICE CLASS       SERVICE CLASS      PORTFOLIO--II          ASSETS        EQUITY--CLASS II
    ----------------   -----------------   ----------------   ----------------   ----------------
          2003               2003                2003               2003               2003
    ---------------------------------------------------------------------------------------------
     $          --       $          --      $       2,101      $          --      $          --
                (1)                 --             (9,025)                 2                  4
                --                  --                 --                 --                 --
               898               1,588             43,418              5,114              6,945
     -------------       -------------      -------------      -------------      -------------
               897               1,588             36,494              5,116              6,949
     -------------       -------------      -------------      -------------      -------------
            13,515              28,904            567,908             84,229            114,445
            (1,041)                 --               (226)               (99)                --
                --                  --                 --                 --                 --
             5,446               5,353             80,838              8,936              4,817
               261                  --               (577)                --              1,227
     -------------       -------------      -------------      -------------      -------------
            18,181              34,257            647,943             93,066            120,489
     -------------       -------------      -------------      -------------      -------------
            19,078              35,845            684,437             98,182            127,438
                --                  --                 --                 --                 --
     -------------       -------------      -------------      -------------      -------------
     $      19,078       $      35,845      $     684,437      $      98,182      $     127,438
     =============       =============      =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Convertible--Service Class
MainStay VP Equity Income--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Equity--Service Class
MainStay VP High Yield Corporate Bond--
  Service Class
MainStay VP Indexed Equity--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income &
  Growth--Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2003, the investments of Separate Account-IV are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Number of shares............................................           49               32            1,048
Identified cost.............................................     $    696         $    632         $  1,048


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Number of shares............................................           44              106               75
Identified cost.............................................     $    467         $    973         $    718

  Investment activity for the period June 10, 2003 to December 31, 2003, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Purchases...................................................     $    737         $    632         $  1,346
Proceeds from sales.........................................           41               --              298


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Purchases...................................................     $    470         $    974         $    738
Proceeds from sales.........................................            3                1               22

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
             92               69               35               17              316               55               45
       $    979         $    696         $    392         $    310         $  3,079         $  1,190         $    521

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
             25               31               13               30               28               22                10
       $    397         $    453         $    128         $    298         $    310         $    192          $    171

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
       $    986         $    764         $    392         $    310         $  3,169         $  1,193         $    532
              7               69               --               --               92                2               11

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $    398         $    453         $    128         $    298         $    321         $    194          $    172
              1               --               --               --               11                3                 1

--------------------------------------------------------------------------------


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          SERVICE SHARES      SERVICE CLASS 2
                                                           ------------------------------------------------------------
Number of shares.........................................             16                   67                   29
Identified cost..........................................       $     29             $    570             $    644

                                                                                                         VAN KAMPEN
                                                                T. ROWE                                     UIF
                                                                 PRICE               VAN ECK              EMERGING
                                                                 EQUITY             WORLDWIDE             MARKETS
                                                                 INCOME                HARD               EQUITY--
                                                              PORTFOLIO-II            ASSETS              CLASS II
                                                           ------------------------------------------------------------
Number of shares.........................................             34                    7                   14
Identified cost..........................................       $    641             $     93             $    120


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          SERVICE SHARES      SERVICE CLASS 2
                                                           ------------------------------------------------------------
Purchases................................................       $     29             $    571             $    652
Proceeds from sales......................................             --                   --                    9

                                                                                                         VAN KAMPEN
                                                                T. ROWE                                     UIF
                                                                 PRICE               VAN ECK              EMERGING
                                                                 EQUITY             WORLDWIDE             MARKETS
                                                                 INCOME                HARD               EQUITY--
                                                              PORTFOLIO-II            ASSETS              CLASS II
                                                           ------------------------------------------------------------
Purchases................................................       $    688             $     93             $    121
Proceeds from sales......................................             38                   --                   --

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                               JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP               SERIES           WORLDWIDE          INVESTORS            MFS(R)
    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--    RESEARCH SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS       SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------
              23                  9                 19                  5                  1                  3
        $    505           $    211           $    455           $    120           $     18           $     34

                                                               JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP               SERIES           WORLDWIDE          INVESTORS            MFS(R)
    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--    RESEARCH SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS       SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------
        $    507           $    225           $    456           $    120           $     19           $     34
               3                 16                  1                 --                  1                 --

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The change in units outstanding for the period June 10, 2003 to December 31, 2003:


                                                                          MAINSTAY VP
                                                       MAINSTAY VP          CAPITAL
                                                          BOND--         APPRECIATION--      MAINSTAY VP
                                                      SERVICE CLASS      SERVICE CLASS     CASH MANAGEMENT
                                                     ----------------   ----------------   ----------------
                                                           2003               2003               2003
                                                     ------------------------------------------------------
Units issued.......................................          65                 59              1,357
Units redeemed.....................................          --                 --               (310)
                                                          -----              -----              -----
  Net increase (decrease)..........................          65                 59              1,047
                                                          =====              =====              =====


                                                                          MAINSTAY VP
                                                       MAINSTAY VP       INTERNATIONAL       MAINSTAY VP
                                                     INDEXED EQUITY--       EQUITY--        MID CAP CORE--
                                                      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                     ----------------   ----------------   ----------------
                                                           2003               2003               2003
                                                     ------------------------------------------------------
Units issued.......................................         111                 48                 45
Units redeemed.....................................          --                 --                 --
                                                          -----              -----              -----
  Net increase (decrease)..........................         111                 48                 45
                                                          =====              =====              =====

                                                                          MAINSTAY VP        MAINSTAY VP
                                                       MAINSTAY VP        EAGLE ASSET        LORD ABBETT
                                                      DREYFUS LARGE        MANAGEMENT         DEVELOPING
                                                     COMPANY VALUE--    GROWTH EQUITY--        GROWTH--
                                                      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                     ----------------   ----------------   ----------------
                                                           2003               2003               2003
                                                     ------------------------------------------------------
Units issued.......................................          29                 30                 18
Units redeemed.....................................          --                 --                 --
                                                          -----              -----              -----
  Net increase (decrease)..........................          29                 30                 18
                                                          =====              =====              =====

                                                                                             JANUS ASPEN
                                                                          JANUS ASPEN           SERIES
                                                     FIDELITY(R) VIP         SERIES           WORLDWIDE
                                                        MID CAP--          BALANCED--          GROWTH--
                                                     SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES
                                                     ----------------   ----------------   ----------------
                                                           2003               2003               2003
                                                     ------------------------------------------------------
Units issued.......................................          19                 43                 12
Units redeemed.....................................          --                 --                 --
                                                          -----              -----              -----
  Net increase (decrease)..........................          19                 43                 12
                                                          =====              =====              =====

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------


                                                                                  MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD
     CONVERTIBLE--     EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
            91                 65                 38                 29                277
            --                 --                 --                 --                 --
         -----              -----              -----              -----              -----
            91                 65                 38                 29                277
         =====              =====              =====              =====              =====


                         MAINSTAY VP                                               MAINSTAY VP
      MAINSTAY VP         SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY
    MID CAP GROWTH--       GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   -----------------
          2003               2003               2003               2003               2003
    ---------------------------------------------------------------------------------------------
            88                 64                 37                 41                  13
            --                 --                 --                 --                  --
         -----              -----              -----              -----               -----
            88                 64                 37                 41                  13
         =====              =====              =====              =====               =====


     ALGER AMERICAN                          DREYFUS IP
         SMALL             CALVERT           TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP
    CAPITALIZATION--        SOCIAL            GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--
     CLASS S SHARES        BALANCED        SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
            16                  3                 51                 60                 49
            --                 --                 --                 --                 --
         -----              -----              -----              -----              -----
            16                  3                 51                 60                 49
         =====              =====              =====              =====              =====

                                                                                    VAN KAMPEN
         MFS(R)                                                   VAN ECK              UIF
       INVESTORS            MFS(R)          T. ROWE PRICE        WORLDWIDE       EMERGING MARKETS
     TRUST SERIES--    RESEARCH SERIES--    EQUITY INCOME           HARD             EQUITY--
     SERVICE CLASS       SERVICE CLASS      PORTFOLIO--II          ASSETS            CLASS II
    ----------------   -----------------   ----------------   ----------------   ----------------
          2003               2003                2003               2003               2003
    ---------------------------------------------------------------------------------------------
             2                   3                 61                  9                 11
            --                  --                 --                 --                 --
         -----               -----              -----              -----              -----
             2                   3                 61                  9                 11
         =====               =====              =====              =====              =====

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2003:


                                                                            MAINSTAY VP
                                                         MAINSTAY VP          CAPITAL
                                                            BOND--         APPRECIATION--      MAINSTAY VP
                                                        SERVICE CLASS      SERVICE CLASS     CASH MANAGEMENT
                                                       ----------------   ----------------   ----------------
                                                             2003               2003               2003
                                                       ------------------------------------------------------
Net Assets.........................................        $    661           $    653           $  1,048
Units Outstanding..................................              65                 59              1,047
Variable Accumulation Unit Value...................        $  10.14           $  11.06           $   1.00
Total Return.......................................            1.4%              10.6%               0.1%
Investment Income Ratio............................           24.1%               0.9%               0.4%


                                                         MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                                                           INDEXED         INTERNATIONAL         MID CAP
                                                           EQUITY--           EQUITY--            CORE--
                                                        SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                       ----------------   ----------------   ----------------
                                                             2003               2003               2003
                                                       ------------------------------------------------------
Net Assets.........................................        $  1,224           $    542           $    482
Units Outstanding..................................             110                 48                 45
Variable Accumulation Unit Value...................        $  11.08           $  11.39           $  10.72
Total Return.......................................           10.8%              13.9%               7.2%
Investment Income Ratio............................            9.1%              12.1%               2.4%

                                                                            MAINSTAY VP        MAINSTAY VP
                                                         MAINSTAY VP        EAGLE ASSET        LORD ABBETT
                                                        DREYFUS LARGE        MANAGEMENT         DEVELOPING
                                                       COMPANY VALUE--    GROWTH EQUITY--        GROWTH--
                                                        SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                       ----------------   ----------------   ----------------
                                                             2003               2003               2003
                                                       ------------------------------------------------------
Net Assets.........................................        $    310           $    320           $    192
Units Outstanding..................................              29                 30                 18
Variable Accumulation Unit Value...................        $  10.69           $  10.52           $  10.83
Total Return.......................................            6.9%               5.2%               8.3%
Investment Income Ratio............................            4.9%               0.8%                 --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                                                                                  MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD
     CONVERTIBLE--     EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
        $    993           $    731           $    378           $    321           $  2,970
              91                 65                 38                 29                276
        $  10.87           $  11.31           $  10.08           $  11.15           $  10.74
            8.7%              13.1%               0.8%              11.5%               7.4%
           14.8%               5.7%              24.9%               6.3%              42.9%


      MAINSTAY VP        MAINSTAY VP                                               MAINSTAY VP
        MID CAP           SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY
        GROWTH--           GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   -----------------
          2003               2003               2003               2003               2003
    ---------------------------------------------------------------------------------------------
        $  1,001           $    745           $    398           $    469           $    134
              88                 64                 37                 41                 13
        $  11.38           $  11.55           $  10.67           $  11.33           $  10.73
           13.8%              15.5%               6.7%              13.3%               7.3%
              --                 --              13.8%              10.8%               7.7%


     ALGER AMERICAN                          DREYFUS IP
         SMALL             CALVERT           TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP
    CAPITALIZATION--        SOCIAL            GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--
     CLASS S SHARES        BALANCED        SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
        $    176           $     29           $    575           $    667           $    535
              16                  3                 51                 60                 49
        $  11.14           $  10.34           $  11.18           $  11.08           $  10.87
           11.4%               3.4%              11.8%              10.8%               8.7%
              --              13.0%                 --                 --                 --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                              JANUS ASPEN
                                                        FIDELITY(R)        JANUS ASPEN           SERIES
                                                            VIP               SERIES           WORLDWIDE
                                                         MID CAP--          BALANCED--          GROWTH--
                                                      SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES
                                                      ----------------   ----------------   ----------------
                                                            2003               2003               2003
                                                      ------------------------------------------------------
Net Assets.........................................       $    219           $    460           $    125
Units Outstanding..................................             19                 43                 12
Variable Accumulation Unit Value...................       $  11.59           $  10.64           $  10.72
Total Return.......................................          15.9%               6.4%               7.2%
Investment Income Ratio............................             --               7.2%               1.4%


                                                      MFS(R) INVESTORS        MFS(R)          T. ROWE PRICE
                                                       TRUST SERIES--    RESEARCH SERIES--    EQUITY INCOME
                                                       SERVICE CLASS       SERVICE CLASS      PORTFOLIO--II
                                                      ----------------   -----------------   ----------------
                                                            2003               2003                2003
                                                      -------------------------------------------------------
Net Assets.........................................       $     19           $     36            $    684
Units Outstanding..................................              2                  3                  61
Variable Accumulation Unit Value...................       $  10.61           $  10.61            $  11.24
Total Return.......................................           6.1%               6.1%               12.4%
Investment Income Ratio............................             --                 --                2.2%

                                                                            VAN KAMPEN
                                                          VAN ECK              UIF
                                                         WORLDWIDE           EMERGING
                                                            HARD         MARKETS EQUITY--
                                                           ASSETS            CLASS II
                                                      ----------------   ----------------
                                                            2003               2003
                                                      -----------------------------------
Net Assets.........................................       $     98           $    127
Units Outstanding..................................              9                 11
Variable Accumulation Unit Value...................       $  11.38           $  11.77
Total Return.......................................          13.8%              17.7%
Investment Income Ratio............................             --                 --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation
and the Variable Annuity Separate Account IV Policyowners

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond (Service Class), MainStay VP Capital Appreciation (Service Class), MainStay VP Cash Management, MainStay VP Convertible (Service Class), MainStay VP Equity Income (Service Class), MainStay VP Government (Service Class), MainStay VP Growth Equity (Service Class), MainStay VP High Yield Corporate Bond (Service Class), MainStay VP Indexed Equity (Service Class), MainStay VP International Equity (Service Class), MainStay VP Mid Cap Core (Service Class), MainStay VP Mid Cap Growth (Service Class), MainStay VP Small Cap Growth (Service Class), MainStay VP Total Return (Service Class), MainStay VP Value (Service Class), MainStay VP American Century Income and Growth (Service Class), MainStay VP Dreyfus Large Company Value (Service Class), MainStay VP Eagle Asset Management Growth Equity (Service Class), MainStay VP Lord Abbett Developing Growth (Service Class), Alger American Small Capitalization (Class S Shares), Calvert Social Balanced, Dreyfus IP Technology Growth (Service Shares), Fidelity(R) VIP Contrafund(R) (Service Class 2), Fidelity(R) VIP Equity-Income (Service Class 2), Fidelity(R) VIP Mid Cap (Service Class 2), Janus Aspen Series Balanced (Service Shares), Janus Aspen Series Worldwide Growth (Service Shares), MFS(R) Investors Trust Series (Service Class), MFS(R) Research Series (Service Class), T. Rowe Price Equity Income Portfolio II, Van Eck Worldwide Hard Assets and Van Kampen UIF Emerging Markets Equity (Class II) Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-IV) at December 31, 2003, the results of each of their operations from June 10, 2003 through December 31, 2003, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of Americas
New York, New York
February 18, 2004